Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	HSOL
Entity Registrant Name	Hanwha SolarOne Co., Ltd.
Entity Central Index Key	0001371541
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	463,528,155

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 108,582	676,476	1,976,555
Restricted cash	24,151	150,462	281,626
Accounts receivable - net	153,604	956,969	537,540
Notes receivable	430	2,681	60,208
Inventories - net	134,625	838,727	684,049
Advance to suppliers - net	26,779	166,838	475,645
Other current assets - net	57,268	356,784	528,572
Deferred tax assets - net	24,124	150,297	264,590
Derivative contracts			29,091
Amount due from related parties - net	67,513	420,610	241,453
Total current assets	597,076	3,719,844	5,079,329
Non-current assets:
Long-term prepayments	29,544	184,065	204,570
Fixed assets - net	767,222	4,779,873	4,715,962
Intangible assets - net	53,779	335,047	334,987
Deferred tax assets - net	17,224	107,304	16,493
Long-term deferred expenses	4,045	25,200	49,702
Total non-current assets	871,814	5,431,489	5,321,714
Total assets	1,468,890	9,151,333	10,401,043
Current liabilities:
Short-term bank borrowings	186,574	1,162,372	1,764,251
Long-term bank borrowings, current portion	74,991	467,204	242,604
Accounts payable	170,418	1,061,723	1,024,947
Notes payable	50,483	314,517	462,602
Accrued expenses and other liabilities	64,291	400,537	375,238
Customer deposits	5,829	36,314	84,871
Unrecognized tax benefit	23,029	143,473	143,473
Derivative contracts	2,779	17,311	30,670
Amount due to related parties	11,564	72,045	42,342
Total current liabilities	589,958	3,675,496	4,170,998
Non-current liabilities:
Long-term bank borrowings	366,785	2,285,106	1,352,373
Long-term payable	8,026	50,000	50,000
Deferred tax liabilities	3,980	24,798	25,387
Convertible bonds	59,163	368,590	498,646
Total non-current liabilities	437,954	2,728,494	1,926,406
Total liabilities	1,027,912	6,403,990	6,097,404
Commitments and contingencies
Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2011 and 2012, respectively)	4	24	24
Shareholders' equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 422,395,432 shares and 423,395,432 shares issued and outstanding at December 31, 2011 and 2012, respectively)	51	316	315
Additional paid-in capital	642,718	4,004,199	3,996,418
Statutory reserves	28,002	174,456	174,456
Retained earnings (accumulated deficit)	(229,600)	(1,430,433)	132,426
Accumulated other comprehensive loss	(197)	(1,219)
Total shareholders' equity	440,974	2,747,319	4,303,615
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 1,468,890	9,151,333	10,401,043

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Redeemable ordinary shares, par value	$ 0.0001
Redeemable ordinary shares, shares issued	20,070,375	20,070,375	20,070,375
Redeemable ordinary shares, shares outstanding	20,070,375	20,070,375	20,070,375
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	422,395,432	422,395,432	422,395,432
Ordinary shares, shares outstanding	423,395,432	423,395,432	423,395,432

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues:
Third parties	$ 423,661	2,639,453	5,832,628	7,072,789
Related parties	166,759	1,038,927	583,857	475,756
Total net revenues	590,420	3,678,380	6,416,485	7,548,545
Cost of revenues	(642,667)	(4,003,885)	(6,633,542)	(5,869,503)
Gross profit (loss)	(52,247)	(325,505)	(217,057)	1,679,042
Operating expenses:
Selling expenses	(55,949)	(348,568)	(279,788)	(269,202)
General and administrative expenses	(44,628)	(278,033)	(340,405)	(172,117)
Provision for doubtful accounts receivable and other receivable	(22,098)	(137,674)	(56,234)	278
Research and development expenses	(14,578)	(90,820)	(68,217)	(53,500)
Impairment of goodwill			(134,735)
Total operating expenses	(137,253)	(855,095)	(879,379)	(494,541)
Operating profit (loss)	(189,500)	(1,180,600)	(1,096,436)	1,184,501
Interest expense	(48,075)	(299,515)	(171,059)	(161,677)
Interest income	2,543	15,841	11,763	6,141
Exchange gains (losses)	1,425	8,875	(3,965)	(89,272)
Changes in fair value of derivative contracts	855	5,326	(70,778)	77,531
Changes in fair value of conversion feature of convertible bonds	(914)	(5,692)	264,384	31,623
Loss on extinguishment of debt	(13,276)	(82,713)
Other income	1,487	9,265	5,144	12,396
Other expenses	(2,952)	(18,391)	(14,102)	(5,903)
Income (loss) before income taxes	(248,407)	(1,547,604)	(1,075,049)	1,055,340
Income tax (expenses) benefit	(2,449)	(15,255)	144,945	(297,983)
Net income (loss) attributable to Hanwha SolarOne Co., Ltd. shareholders	(250,856)	(1,562,859)	(930,104)	757,357
Net income (loss) attributable to Hanwha SolarOne Co., Ltd. shareholders per share:
Basic	$ (0.59)	(3.7)	(2.21)	2.43
Diluted	$ (0.59)	(3.7)	(2.21)	2.36
Number of shares used in computation of net income (loss) per share:
Basic	422,167,505	422,167,505	420,325,701	311,263,308
Diluted	422,167,505	422,167,505	420,325,701	357,272,605
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(197)	(1,219)
Comprehensive income (loss) attributable to Hanwha SolarOne Co., Ltd. shareholders	$ (251,053)	(1,564,078)	(930,104)	757,357

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Consolidated net income (loss)	$ (250,856)	(1,562,859)	(930,104)	757,357
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Unrealized loss from derivative contracts	2,524	15,732	1,021	6,770
Changes in fair value of conversion feature of convertible bonds	914	5,692	(264,384)	(31,623)
Loss from disposal of fixed assets	1,364	8,497	1,714	957
Loss on extinguishment of debt	13,276	82,713
Amortization of convertible bonds discount	14,207	88,507	75,595	60,405
Depreciation and amortization	59,896	373,155	218,641	187,587
Impairment of goodwill			134,735
Amortization of long-term deferred expense	3,463	21,577	11,408	7,194
Stock compensation expenses	1,249	7,782	38,331	31,963
Write-down of inventories	52,335	326,051	583,097	134,489
Provision for doubtful collection of accounts receivable	14,065	87,626	1,778
Reversal of doubtful debt for accounts receivable				(278)
Provision for doubtful collection of advance to suppliers	27,289	170,012	287,742	117
Provision for doubtful collection of other receivables	8,033	50,048	54,456
Provision for doubtful collection of amount due from a related party	2,562	15,960
Deferred tax (benefit) expense	3,675	22,893	(173,303)	(32,055)
Warranty provision	5,314	33,108	64,730	67,616
Warranty settlements and reversals	(2,788)	(17,372)	(34,286)	(9,386)
Unrecognized tax benefit				116,088
Changes in operating assets and liabilities:
Restricted cash	1,987	12,379	(28,693)	(5,298)
Accounts receivable	(81,585)	(508,274)	743,489	(695,041)
Notes receivable	9,234	57,527	(50,208)	(10,000)
Inventories	(77,162)	(480,729)	(476,373)	(141,289)
Advance to suppliers and long-term prepayments	25,569	159,300	85,883	(178,700)
Other current assets	21,753	135,524	(206,408)	(75,117)
Intangible assets	(1,140)	(7,104)	(134,719)	(1,678)
Long-term deferred expense	(238)	(1,484)	(2,322)
Long-term payable			50,000
Amount due from related parties	(31,318)	(195,117)	(198,634)	(30,361)
Accounts payable	28,110	175,126	121,866	(12,252)
Notes payable	(20,382)	(126,976)	259,975	(5,656)
Accrued expenses and other liabilities	2,784	17,347	(60,025)	154,680
Amount due to related parties	4,768	29,703	29,159	(3,582)
Customer deposits	(7,794)	(48,557)	51,333	(26,147)
Net cash provided by (used in) operating activities	(168,892)	(1,052,213)	255,494	266,760
Cash flows from investing activities:
Acquisition of fixed assets	(95,982)	(597,978)	(2,400,481)	(634,506)
Change in restricted cash	10,186	63,461	(37,443)	(34,653)
Net cash used in investing activities	(85,796)	(534,517)	(2,437,924)	(669,159)
Cash flows from financing activities:
Proceeds from issuance of redeemable ordinary shares pursuant to the Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd.			9	21
Payment for repurchase of redeemable ordinary shares which were issued pursuant to the Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd.			(16)
Net proceeds from issuance of ordinary shares to Hanwha Solar Holdings Co., Ltd.				1,059,812
Net proceeds from issuance of ordinary shares				521,302
Proceeds from exercise of stock options			1,135	12,166
Proceeds from short-term borrowings	427,147	2,661,172	3,322,480	1,098,911
Repayment of short-term borrowings	(523,756)	(3,263,051)	(1,877,148)	(1,184,756)
Change in restricted cash	8,880	55,324	(115,000)
Repurchase of convertible bonds	(48,036)	(299,271)
Repurchase of redeemable ordinary shares			(18)
Proceeds from long-term borrowings	219,799	1,369,370	1,594,977
Repayment of long-term borrowings	(34,034)	(212,037)	(350,000)	(120,000)
Arrangement fee for long-term loans	(2,946)	(18,355)	(42,586)
Arrangement fee for short-term loans	(1,043)	(6,501)	(5,625)
Net cash provided by financing activities	46,011	286,651	2,528,208	1,387,456
Net increase (decrease) in cash and cash equivalents	(208,677)	(1,300,079)	345,778	985,057
Cash and cash equivalents at the beginning of year	317,259	1,976,555	1,630,777	645,720
Cash and cash equivalents at the end of year	108,582	676,476	1,976,555	1,630,777
Supplemental disclosure of cash flow information:
Interest paid	26,410	164,536	54,828	89,855
Income taxes paid	7,578	47,212	152,681	160,615
Realized gain (loss) from derivative contracts	3,380	21,059	(69,757)	84,301
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in accounts payable, accrued expenses and other liabilities	$ (25,595)	(159,459)	446,314	48,613

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Hanwha Solar CNY	Public CNY	Ordinary shares USD ($)	Ordinary shares CNY	Ordinary shares Hanwha Solar CNY	Ordinary shares Public CNY	Additional paid-in-capital USD ($)	Additional paid-in-capital CNY	Additional paid-in-capital Hanwha Solar CNY	Additional paid-in-capital Public CNY	Statutory Reserves USD ($)	Statutory Reserves CNY	Retained earnings USD ($)	Retained earnings CNY	Non-Controlling interest USD ($)	Accumulated other comprehensive loss-foreign currency CNY
Beginning Balance at Dec. 31, 2009		2,811,653,000				227,000				2,331,797,000				69,564,000		410,065,000
Beginning Balance (in shares) at Dec. 31, 2009						290,708,739
Exercise of stock options and vesting of restricted stock units (in shares)						1,762,500
Exercise of stock options and vesting of restricted stock units		12,166,000								12,166,000
Settlement of stock options exercised with shares held by depository bank						(1,762,500)
Share-based compensation		31,963,000								31,963,000
Shares issued to depository bank						1,500,000
Shares issued to depository bank						1,000				(1,000)
Net proceeds from issuance of ordinary shares (in shares)		128,436,693					82,436,693	46,000,000
Net proceeds from issuance of ordinary shares			1,059,812,000	521,302,000			55,000	31,000			1,059,757,000	521,271,000
Net income for the period		757,357,000														757,357,000
Appropriation of statutory reserves														100,436,000		(100,436,000)
Ending Balance at Dec. 31, 2010		5,194,253,000				314,000				3,956,953,000				170,000,000		1,066,986,000
Ending Balance (in shares) at Dec. 31, 2010						420,645,432
Exercise of stock options and vesting of restricted stock units (in shares)						2,358,200
Exercise of stock options and vesting of restricted stock units		1,135,000				1,000				1,134,000
Settlement of stock options exercised with shares held by depository bank						(2,358,200)
Share-based compensation		38,331,000								38,331,000
Shares issued to depository bank		1,750,000				1,750,000
Net income for the period		(930,104,000)														(930,104,000)
Appropriation of statutory reserves														4,456,000		(4,456,000)
Ending Balance at Dec. 31, 2011		4,303,615,000				315,000				3,996,418,000				174,456,000		132,426,000
Ending Balance (in shares) at Dec. 31, 2011						422,395,432
Exercise of stock options and vesting of restricted stock units (in shares)						1,090,610
Exercise of stock options and vesting of restricted stock units						1,000				(1,000)
Settlement of restricted stock units vested with shares held by depository bank						(1,090,610)
Share-based compensation		7,782,000								7,782,000
Shares issued to depository bank	1,000,000					1,000,000
Net income for the period	(250,856,000)	(1,562,859,000)														(1,562,859,000)
Other comprehensive loss		(1,219,000)																(1,219,000)
Ending Balance at Dec. 31, 2012	$ 440,974,000	2,747,319,000			$ 51,000	316,000			$ 642,718,000	4,004,199,000			$ 28,002,000	174,456,000	$ (229,600,000)	(1,430,433,000)	$ (197,000)	(1,219,000)
Ending Balance (in shares) at Dec. 31, 2012					423,395,432

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

Hanwha SolarOne Co., Ltd. (the “Company”) was incorporated under the laws of the Cayman Islands on June 12, 2006 and its principal activity is investment holding. The principal activities of its subsidiaries are described in the table below. The Company together with its subsidiaries listed below are referred to as the “Group” hereinafter.

In May 2010, the Group established Hanwha Solar Electric Power Engineering Co., Ltd. (“Solar Engineering”). The registered capital of Solar Engineering is RMB50,000,000, contributed by the Group on May 25, 2010. The principal activity of Solar Engineering is to provide construction services to build solar power systems in the People’s Republic of China (“PRC” or “China”).

On April 15, 2011, the Group established two wholly-owned subsidiaries, Hanwha SolarOne (Nantong) Co., Ltd. (“SolarOne Nantong”) and Nantong Hanwha Import & Export Co., Ltd. (“Nantong Hanwha I&E”). The registered capital of SolarOne Nantong and Nantong Hanwha I&E is US$40,000,000 and RMB5,000,000, respectively, which has been received as of December 31, 2012. The principal activity of SolarOne Nantong is to develop, manufacture and sell photovoltaic (“PV”) products to both domestic and overseas customers. Nantong Hanwha I&E is mainly engaged in import and export business. SolarOne Nantong and Nantong Hanwha I&E have not yet commenced operations as of December 31, 2012.

On April 26, 2012, the Group established a wholly-owned subsidiary, Hanwha Solar Canada Inc. (“Solar Canada”). The registered capital of Solar Canada is Canadian Dollar (“CAD”) 450,000, which has been received as of December 31, 2012. The principal activity of Solar Canada is to sell PV products in Canada.

On May 1, 2012, the Group acquired 100% equity interests in Hanwha Solar Australia Pty Ltd. (“Solar Australia”) from Hanwha Corporation with a total cash consideration of Australian Dollar (“AUD”) 16,732, which was the total carrying value of the assets and liabilities in Solar Australia at the point of acquisition. Solar Australia was established in January 2012 by Hanwha Resources Australia Pty Ltd., a wholly-owned subsidiary of Hanwha Corporation. Before the acquisition, the registered and paid-in capital of Solar Australia was AUD50,000. Subsequent to the acquisition, the Company invested additional AUD450,000 in Solar Australia. As of December 31, 2012, the registered capital of Solar Australia was AUD500,000, which has been received as of December 31, 2012. The principal activity of Solar Australia is to sell PV products in Australia.

As of December 31, 2012, the Company’s subsidiaries included the following entities:

Name of subsidiary	Date of incorporation/ establishment/ acquisition	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Hanwha SolarOne Investment Holding Ltd. (“SolarOne Investment”)	May 17, 2006	British Virgin Islands	100%	Investment holding

Hanwha SolarOne Hong Kong Limited (“SolarOne HK”)	May 16, 2007	Hong Kong	100%	Investment holding and international procurements/sales

Hanwha SolarOne U.S.A. Inc. (“SolarOne USA”) (previously known as Solarfun USA, Inc.)	September 18, 2007	United States of America	100%	Sales in USA

Hanwha SolarOne GmbH (“SolarOne GmbH”)	February 14, 2008	Germany	100%	Representation office

Solar Canada	April 26,2012	Canada	100%	International sales

Solar Australia	May 1, 2012	Australia	100%	International sales

SolarOne Nantong	April 15, 2011	PRC	100%	Development, manufacturing and sales of PV products to both domestic and overseas customers

Hanwha SolarOne (Qidong) Co., Ltd. (“SolarOne Qidong”)	August 27, 2004	PRC	100%	Development, manufacturing and sales of PV products to both domestic and overseas customers

Hanwha SolarOne (Shanghai) Co., Ltd. (“SolarOne Shanghai”) previously known as Shanghai Linyang Solar Technology Co., Ltd.)	March 29, 2006	PRC	100%	Sales of PV products to PRC customers

Hanwha Solar Engineering Research and Development Center Co., Ltd. (“Solar R&D”)	April 9, 2007	PRC	100%	Research and development

Hanwha SolarOne Technology Co., Ltd. (“SolarOne Technology”)	July 31, 2007	PRC	100%	Manufacturing of silicon ingots and wafers

Solar Engineering	May 25, 2010	PRC	100%	Provide construction services to build solar power systems and sales of PV products in the PRC

Nantong Hanwha I&E	April 15, 2011	PRC	100%	Import and export business

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Comparative Information

Certain items in the consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.

Foreign Currency

The functional currency of the Company and each of its subsidiaries is Renminbi as determined based on the criteria of ASC 830, Foreign Currency Translation except SolarOne USA, Solar Australia and Solar Canada which have determined their functional currency to be their respective local currency. The reporting currency of the Company is also Renminbi. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are separately reported in the consolidated statements of comprehensive income. The Company uses the average exchange rate prevailing during the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. The resulting translation adjustments are recorded in other comprehensive loss.

Convenience Translation

Amounts in United States dollars are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012, the last business day in fiscal year 2012, in the City of New York for cable transfers of Renminbi as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollars at such rate.

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods. Actual results could differ from these estimates. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, provision for doubtful debts, provision for advance to suppliers, provision for warranty, inventory write-down, useful lives of fixed assets and intangible assets, impairment of fixed assets, intangible assets and goodwill, valuation allowances on deferred tax assets, stock-based compensation expenses, fair values of derivative contracts and fair value of conversion feature of convertible bonds.

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use and have original maturities less than 90 days.

Restricted Cash

Restricted cash represents amounts held by a bank as security for letters of credit facilities, notes payable and bank borrowings and, therefore, are not available for the Group’s use. Changes in restricted cash that relate to the purchase of raw materials or sale of goods are classified within cash flows from operating activities, changes in restricted cash that relate to the purchase of fixed assets are classified within cash flows from investing activities and changes in restricted cash that relate to bank borrowings are classified within cash flows from financing activities. The restriction on cash is expected to be released within the next twelve months.

Accounts and Notes Receivable

Accounts and notes receivable are recognized and carried at original invoiced amounts less an allowance for potential uncollectible amounts. An allowance for doubtful accounts is recorded in the period in which collection is determined to be not probable based on historical experience, account balance aging, prevailing economic conditions and an assessment of specific evidence indicating troubled collection. A receivable is written off after all collection efforts have ceased.

Debt Issuance Costs

Debt issuance costs represent the incurred costs directly attributable to the issuance of the convertible bonds. These costs are deferred and amortized ratably using the effective interest method from the debt issuance date over the life of the convertible bonds. Upon the conversion of the bonds, the related debt issuance costs will be debited to shareholders’ equity.

Arrangement Fees

Arrangement fees represent the incurred costs directly attributable to the bank borrowings. These costs are deferred and amortized ratably using the effective interest method over the term of the bank borrowings.

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs.

Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	20 years
Plant and machinery	10 years
Furniture, fixtures and office equipment	5 years
Computer software	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirement, sale and disposal of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Cost incurred in constructing new facilities, including progress payments, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion and depreciation commences when the asset is available for its intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Total interest costs incurred during 2010, 2011 and 2012 were RMB 167,054,000, RMB230,093,000 and RMB340,583,000 (US$54,667,341) and interest capitalized during 2010, 2011 and 2012 amounted to RMB5,377,000, RMB59,034,000 and RMB41,068,000 (US$6,591,869), respectively.

Intangible Assets

Land use rights

Land use rights represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the lives of the land use rights agreements, which have terms of tenure and weighted-average amortization period of 50 years.

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of the acquired business.

Goodwill is reviewed at least annually for impairment, or earlier if there is an indication of impairment, in accordance with ASC 350, Goodwill and Other Intangible Assets. The Group assigns and assesses goodwill for impairment at the reporting unit level.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that goodwill is only allocable to one of our reporting units, SolarOne Technology. As of December 31, 2011, the Group performed impairment tests on goodwill in a two-step process. The Group determined the fair value of the reporting unit using the income approach based on the discounted expected future cash flows associated with the reporting unit. The discounted cash flows for the reporting unit were based on five-year projections. Cash flow projections were based on past experience, actual operating results and management’s best estimates about future developments, as well as certain market assumptions. Cash flow after the fifth year were estimated using a terminal value calculation, which considered terminal value growth rate at 3%, considering long-term revenue growth rates for entities in the relevant industries in the PRC. The discount rate of approximately 16% was used in the valuations which reflect the market assessment of the risks specific to the Group’s industry and is based on the weighted-average cost of capital for that particular reporting unit.

The Group recognized nil, RMB134,735,000, and nil of goodwill impairment expense for the years ended December 31, 2010, December 31, 2011 and December 31, 2012, respectively.

Impairment of Long-Lived Assets

The Group evaluates its long-lived assets or asset groups, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates for impairment by comparing the carrying amount of the assets to the future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

During the years ended December 31, 2011 and 2012, the significant decline in the market price of its PV products provided indication that the carrying value of its long-lived assets, including fixed assets and intangible assets, may not be recoverable. As of December 31, 2011 and 2012, based on the impairment assessment performed, the sum of the expected future undiscounted cash flows from the long-lived assets exceeded the carrying amount; therefore, the Company concluded the carrying amount of the long-lived assets is recoverable, and no impairment loss is recognized.

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivable, accounts and notes payable, short-term bank borrowings, amounts due to/from related parties, long-term bank borrowings and convertible bonds. The carrying amounts of these financial instruments other than long-term bank borrowings and convertible bonds approximate their fair values due to the short-term maturity of these instruments. The long-term bank borrowings also approximate their fair value since they bear interest rates which approximate market interest rates.

The conversion option was bifurcated from the convertible bonds at its fair value and the residual value allocated to the convertible bonds was accreted to the redemption amount using the effective interest method. The Group determined the fair value of the conversion option using binomial model with the assistance of an independent third-party valuation firm.

As of December 31, 2011 and 2012, the fair value and carrying value of the convertible bonds is as follows:

		As of December 31,
	Note	2011	2012	2012
		(RMB’000)	(RMB’000)	(US$’000)

Fair value*		532,506	486,767	78,131
Carrying value	30	498,646	368,590	59,163

*	The fair value of the convertible bonds is determined using binomial model with reference to market quote on the trade price of the convertible bonds as of December 31, 2011 and 2012.

Financial Instruments — Embedded Foreign Currency Derivatives

Certain of the Group’s sales contracts are denominated in a currency which is not the functional currency of either of the parties to the contract nor the currency in which the products being sold are routinely denominated in international commerce. Accordingly, the contracts contain embedded foreign currency forward contracts which are required to be separately accounted for in accordance with ASC 815-10, Derivatives and Hedging: Overall. The embedded foreign currency derivatives are separately accounted for and measured at fair value with changes in fair value reported as “Changes in fair value of derivative contracts” in the consolidated statements of comprehensive income. Embedded foreign currency derivatives are presented as current assets or liabilities. The Group does not enter into such derivative contracts for speculative purposes and hedge accounting has not been applied.

Financial Instruments — Foreign Currency Derivative Contracts, Commodity Contracts and Interest Rate Swap Contract

The Group’s primary objective for holding foreign currency derivative contracts, commodity derivative contracts and interest rate swap contract is to manage its foreign currency risks principally arising from sales contracts denominated in Euros, the stability of the purchase price for silver and aluminum (which are two kinds of raw materials required in the production of PV products), and the interest rate risk for the long-term bank borrowings. The Group records these derivative instruments as current assets or current liabilities, measured at fair value.

During the years ended December 31, 2010, 2011 and 2012, the Group entered into cross-currency exchange rate agreements to receive RMB and sell other currencies, commodity agreements to purchase silver and aluminum, and an interest rate swap agreement to pay fixed interest rate rather than floating rate. Changes in the fair value of these derivative instruments are recognized in the consolidated statements of comprehensive income. The Group has elected not to apply hedge accounting to these derivative instruments. As of December 31, 2012, the Group had outstanding cross-currency exchange rate contracts with notional amounts of Euro44,000,000 (2011: Euro50,000,000) and US$46,250,000 (2011: US$120,000,000), commodity contracts with a quantity of 140,000 ounces of silver (2011: 330,000 ounces) and nil of aluminum (2011: 4,000 ounces), and an interest rate swap contract with notional amount of US$50,000,000 (2011: US$50,000,000). The Group estimates the fair value of its foreign currency, commodity and interest rate swap derivatives using a pricing model based on market observable inputs.

Revenue Recognition

The Group’s primary business activity is to produce and sell PV modules. The Group periodically, upon special request from customers, sells PV cells and silicon ingots. The Group records revenue related to the sale of PV modules, PV cells and silicon ingots when the criteria of ASC 605-10, Revenue Recognition: Overall, are met. These criteria include all of the following: persuasive evidence of an arrangement exists; delivery has occurred; the sales price is fixed or determinable; and collectability is reasonably assured.

More specifically, the Group’s sales arrangements are evidenced by framework sales agreements and/or by individual sales agreements for each transaction. The shipping terms of the Group’s sales arrangements are generally “Cost, Insurance and Freight” (“CIF”) and “Free on Board” (“FOB”) shipping point whereby the customer takes title and assumes the risks and rewards of ownership of the products upon delivery to the shipper. The customer bears all costs and risks of loss or damage to the goods from that point. Under some sales arrangements, the Group requires its customers to prepay prior to shipment. The Company performs ongoing credit assessment of each customer, including reviewing the customer’s latest financial information and historical payment record and performing necessary due diligence to determine acceptable credit terms. In instances where longer credit terms are granted to certain customers, the timing of revenue recognition was not impacted as the Company has historically been able to collect under the original payment terms without making concessions. Other than warranty obligations, the Group does not have any commitments or obligations to deliver additional products or services to the customers. Based on the above, the Group records revenue related to product sales upon delivery of the product to the shipper, assuming all other revenue recognition criteria are met.

Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to sales and purchases are included in selling expenses and cost of revenue, respectively.

The Group entered into a processing service arrangement to process PV cells into PV modules. For this service arrangement, the Group “purchases” PV cells from the customer and contemporaneously agrees to “sell” a specified quantity of PV modules back to the same customer. The quantity of PV modules sold back to the customers under these processing arrangements is consistent with the amount of PV cells purchased from the customer based on current production conversion rates. In accordance with ASC 845-15, Accounting for Purchases and Sales of Inventory with the Same Counterparty, the Group records the amount of revenue on these processing transactions based on the amount received for PV modules sold less the amount paid for the PV cells purchased from the customer. These sales are subject to all of the above-noted criteria relating to revenue recognition.

The Company recognizes revenue related to long-term solar systems integration services on the percentage-of-completion method. The Company estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. A contract may be regarded as substantially completed if remaining costs are not significant in amount. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. Unbilled amounts are included in the consolidated balance sheets as “unbilled solar systems integration revenue”.

Revenue is recognized net of all value-added taxes imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions. The Group does not offer implicit or explicit rights of return, regardless of whether goods were shipped to the distributors or shipped directly to the end user, other than due to product defect.

Cost of Revenue

Cost of revenue includes direct and indirect production costs.

Research and Development Costs

Research and development costs are expensed as incurred.

Advertising Expenditures

Advertising costs are expensed when incurred and are included in “selling expenses.” Advertising expenses were RMB742,000, RMB13,087,000 and RMB29,255,000 (US$4,695,751) for the years ended December 31, 2010, 2011 and 2012, respectively.

Warranty Cost

The Group primarily provides standard warranty coverage on PV modules sold to customers. Before 2012, the standard warranty provides for a 2 to 5-year warranty against technical defects, a 10-year warranty against a decline from initial power generation capacity of more than 10% and a 20 to 25-year warranty against a decline from initial power generation capacity of more than 20%. From January 1, 2012, the standard warranty provides a 12-year warranty against technical defects, and a 25-year linear warranty, which guarantees: 1) no less than 96% of the initial power generation capacity for PV modules in the first year, 2) an annual output degradation of no more than 0.7% thereafter, and 3) by the end of the 25th year, the actual power output shall be no less than 82% of initial power generation capacity.

The estimate of the amount of warranty obligation is primarily based on the following considerations: 1) the results of technical analyses, including simulation tests performed on the products by an industry-recognized external certification body as well as internally developed testing procedures conducted by the Company’s engineering team, 2) the Company’s historical warranty claims experience, 3) the warranty accrual practices of other companies in the industry that produce PV products that are comparable in engineering design, raw material input and functionality to the products, and which sell products to a similar class of customers, and 4) the expected failure rate and future costs to service failed products. The results of the technical analyses support the future operational efficiency of the PV modules at levels significantly above the minimum guaranteed levels over the respective warranty periods. The estimate of warranty costs are affected by the estimated and actual product failure rates, the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure. Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 12-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.

Government Grants

Government grants received by the Company consist of unrestricted grants and subsidies. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when all the conditions attached to the grants have been met, and the grants are received. For the government grants that is of a non-operating nature and with no further conditions to be met, the amounts are recorded as a non-operating income by offsetting to its operating expenses when received; whereas for the government grants with certain operating conditions, the amounts are recorded as liabilities when received and will be recorded as an operating income when the conditions are met.

During the years ended December 31, 2010, 2011 and 2012, the Group recorded RMB18,755,000, RMB14,437,000 and RMB25,911,000 (US$4,159,002), respectively, of government subsidies as an offset to its operating expenses, because these government grants were received due to the reason that the Group qualifies as a “high and new technology enterprise” in Jiangsu Province in the PRC. During the years ended December 31, 2010, 2011 and 2012, the Group received RMB9,595,000, nil and nil, respectively, as reimbursement for interest expense incurred for imported equipment, which are recorded as other income. The government grants recorded in operating expense or other income are not subject to adjustment and do not have any restrictions as to the use of funds.

As of December 31, 2011 and 2012, the Group recorded RMB50,000,000 and RMB50,000,000 (US$8,025,553), respectively, of government grants received as long-term payable because the Group has not fulfilled the conditions required by the government.

Accounting for Income Taxes and Uncertain Tax Positions

The Group accounts for income taxes in accordance with ASC 740, Accounting for Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740-10, Accounting for Uncertainty in Income Taxes, which clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and/or penalties related to an uncertain position, if and when required, as part of “other operating expenses” in the consolidated statements of comprehensive income.

Value-Added Tax (“VAT”)

In accordance with the relevant tax laws in the PRC, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. To the extent the Group paid more than collected, the difference represents a net VAT recoverable balance at the balance sheet date.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term; b) there is a bargain purchase option; c) the lease term is at least 75% of the property’s estimated remaining economic life; or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Rental expenses were RMB9,400,000, RMB10,270,000 and RMB12,787,000 (US$2,052,455) for the years ended December 31, 2010, 2011 and 2012, respectively. The Group had no capital leases during any of the periods stated herein.

Net Income (Loss) Per Share

Net income (loss) per share is calculated in accordance with ASC 260-10, Earnings Per Share. Basic income (loss) per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of convertible bonds are included in the computation of diluted income (loss) per ordinary share on an “if-converted” basis, when the impact is dilutive. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options and restricted stock units. Ordinary share equivalents are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive.

Stock Compensation

Stock awards granted to employees and non-employees are accounted for under ASC 718-10, Share-Based Payment, and ASC 505-50, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services, respectively.

In accordance with ASC 718-10, all grants of share options to employees are recognized in the financial statements based on their grant-date fair values. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with service conditions that have a graded vesting schedule.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU No. 2012-02 (“ASU 2012-02”), Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company will adopt ASU 2012-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In January 2013, the FASB issued ASU No. 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies that the scope of Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, would apply to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or are subject to a master netting arrangement or similar agreement. ASU 2013-01 is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual reports. Entities should provide the disclosures required by this ASU retrospectively for all comparative periods presented. The Company will adopt ASU 2013-01 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, this standard is effective prospectively for reporting periods beginning after December 15, 2012. The Company will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

Concentration of Risks

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk are primarily cash and cash equivalents, accounts receivable, advances made to suppliers and long-term prepayments.

The Group has RMB600,144,000 (US$96,329,754) of cash and bank deposits in the PRC, which constitute about 89% of total cash and cash equivalents. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council promulgates implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law when necessary. Under the new Bankruptcy Law, a Chinese bank can go into bankruptcy. In addition, since China’s concession to the World Trade Organization (“WTO”), foreign banks have been gradually permitted to operate in China which has led to increased competition for Chinese banks. Further, the global financial crisis arising in the third quarter of 2008 has increase the risk of bank bankruptcy in the PRC. In the event of bankruptcy, it is uncertain whether the Group will be able to receive its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. The Group mitigates its risk of loss by continuing to monitor the financial strength of the financial institutions in which it makes deposits.

Advances made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases of raw materials. As a percentage of total advances to suppliers, including long-term prepayments, the five suppliers with largest advance balance accounted for an aggregate of 73.1% and 79.3% of total advances to suppliers balance as of December 31, 2011 and 2012, respectively. Due to the Group’s concentration of advances made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause a material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations (Note 5). The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any advances and the ongoing monitoring of its suppliers’ performance.

With respect to accounts receivable, the Group conducts periodic credit evaluation of its customers but does not require collateral or other security from its customers.

Concentration of customers

The Group currently sells a substantial portion of its PV products to a limited number of customers. As a percentage of revenues, the top five customers accounted for an aggregate of 51.9%, 45.0% and 29.8% for the years ended December 31, 2010, 2011 and 2012, respectively. The loss of sales from any of these customers would have a significant negative impact on the Group’s business. Sales to customers are mostly made through non-exclusive, short-term arrangements. Due to the Group’s dependence on a limited number of customers, any negative events with respect to the Group’s customers may cause material fluctuations or declines in the Group’s revenue and have a material adverse effect on the Group’s financial condition and results of operations.

Concentration of suppliers

A significant portion of the Group’s raw materials are sourced from its five largest silicon material suppliers who collectively accounted for an aggregate of 40.0%, 40.6% and 72.4% of the Group’s total silicon and silicon wafer purchases for the years ended December 31, 2010, 2011 and 2012, respectively. Failure to develop or maintain relationships with these suppliers may cause the Group to be unable to source adequate raw materials needed to manufacture its PV products. Any disruption in the supply of raw materials to the Group may adversely affect the Group’s business, financial condition and results of operations.

ACCOUNTS AND NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS AND NOTES RECEIVABLE

3. ACCOUNTS AND NOTES RECEIVABLE

The Group’s accounts receivable is net of the allowance for doubtful accounts. The allowance for doubtful accounts activity is as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Beginning balance	3,745	1,462	235
Provision for doubtful debt	1,778	87,626	14,065
Written-off	(4,061)	—	—

Ending balance	1,462	89,088	14,300

Notes receivable represents bank drafts that are non-interest bearing and due within four months. Such bank drafts have been arranged with third-party financial institutions by certain customers to settle their purchases from the Company. The carrying amount of notes receivable approximates fair value.

INVENTORIES - NET	12 Months Ended
Dec. 31, 2012
INVENTORIES - NET

4. INVENTORIES — NET

Inventories consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Raw materials	194,028	187,392	30,078
Work-in-progress	45,363	26,800	4,302
Finished goods	444,658	624,535	100,245

	684,049	838,727	134,625

As of December 31, 2011 and 2012, raw materials of RMB1,097,000 and RMB10,989,000 (US$1,763,856), respectively, of the Group were held in custody by other parties for processing. The write-down of inventories amounted to RMB134,489,000, RMB583,097,000 and RMB326,051,000 (US$52,334,794) for the years ended December 31, 2010, 2011 and 2012, respectively.

ADVANCE TO SUPPLIERS AND LONG-TERM PREPAYMENTS	12 Months Ended
Dec. 31, 2012
ADVANCE TO SUPPLIERS AND LONG-TERM PREPAYMENTS

5. ADVANCE TO SUPPLIERS AND LONG-TERM PREPAYMENTS

Advance to suppliers and long-term prepayments represent interest-free cash deposits paid to suppliers for future purchases of raw materials. These deposits are required in order to secure supply of silicon due to limited availability.

The multi-year supply agreements entered into between the Group and its suppliers typically state minimum quantities with associated pricing set for the annual periods under the agreements with deliveries to be made over a general timeframe, subject to change based on the Group’s purchasing needs and/or the suppliers’ product availability.

The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and credit quality of the suppliers is continually assessed. If there is deterioration in the creditworthiness of the suppliers, the Group may seek to recover the advances from the suppliers and will provide for losses on advances in cost of revenue where the Group believes the suppliers will be unable to fulfill their supply obligations. In such cases, a charge to cost of revenue will be recorded in the period in which a loss is determined to be probable and the amount can be reasonably estimated. The Group has recorded charges to cost of revenue amounting to RMB117,000, RMB287,742,000 and RMB170,012,000 (US$27,288,808), for the years ended December 31, 2010, 2011 and 2012, respectively, to reflect the probable loss arising from the suppliers’ failure to perform under the contracts.

In circumstances where a supplier is in contractual default and the Group has termination rights that require repayment of its remaining deposit and the Group has asserted such rights, the advances are reclassified to other current assets in the consolidated balance sheets. Similarly, the Group reclassifies advances to other current assets (Note 6) when legal proceedings have commenced wherein the Group is claiming a breach of contract and is seeking monetary recovery of the remaining deposit. A provision for loss is recognized in operating expenses in the period in which the loss on such assets is determined to be probable and the amount can be reasonably estimated.

OTHER CURRENT ASSETS - NET	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS - NET

6. OTHER CURRENT ASSETS — NET

Other current assets consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

VAT recoverable	282,560	162,195	26,034
Income taxes recoverable	57,548	48,268	7,748
Unbilled solar systems integration revenue	—	60,822	9,763
Other receivables — net	128,115	20,064	3,220
Prepaid expenses	60,349	65,435	10,503

	528,572	356,784	57,268

VAT recoverable represents the excess of VAT expended on purchases over the VAT collected from sales. This amount can be applied against future VAT collected from customers or may be reimbursed by the tax authorities under certain circumstances.

Income taxes recoverable represent the excess of income taxes paid to tax authority over the current income taxes. This amount can be applied against income taxes in future years or may be reimbursed by the tax authorities.

Unbilled solar systems integration revenue represents amounts recognized as revenue for which invoices have not yet been sent to customers as of the balance sheet date.

The balance of other receivables as of December 31, 2011 includes RMB57,021,000 and RMB104,505,000, respectively, for export VAT refund receivable and an advanced payment to one supplier which was reclassified from advance to suppliers to other receivables in 2011 because the Group has claimed the counterparty’s breach of a supply contract and thus is seeking monetary recovery of the outstanding deposit through legal methods. A provision of RMB54,456,000 and RMB50,048,000 (US$8,033,258) are recorded for the years ended December 31, 2011 and 2012, respectively, as a result of the Group’s assessment of probable loss.

FIXED ASSETS - NET	12 Months Ended
Dec. 31, 2012
FIXED ASSETS - NET

7. FIXED ASSETS — NET

Fixed assets consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Buildings	825,820	1,181,044	189,571
Plant and machinery	2,977,450	3,787,272	607,899
Furniture, fixtures and office equipment	75,147	83,330	13,375
Computer software	15,812	28,107	4,512
Motor vehicles	17,442	16,778	2,692
Leasehold improvement	6,352	562	90

	3,918,023	5,097,093	818,139
Less: Accumulated depreciation	(643,975)	(990,487)	(158,984)

	3,274,048	4,106,606	659,155
Construction-in-progress	1,441,914	673,267	108,067

	4,715,962	4,779,873	767,222

Depreciation expense amounted to RMB182,490,000, RMB213,146,000 and RMB366,111,000 (US$58,764,867) for the years ended December 31, 2010, 2011 and 2012, respectively.

As of December 31, 2011, buildings with a net book value of RMB28,668,000 were pledged for short-term bank borrowings of RMB315,477,000, and long-term bank borrowings of RMB126,018,000 (Note 11). As of December 31, 2012, buildings with a net book value of RMB109,386,000 (US$17,557,664), and plant and machinery with a net book value of RMB364,783,000 (US$58,551,709), were pledged for short-term bank borrowings of RMB498,148,000 (US$79,958,267), and long-term bank borrowings of RMB1,169,480,000 (US$187,714,483) (Note 11).

INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS - NET

8. INTANGIBLE ASSETS — NET

Intangible assets consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Land use rights
Cost	351,481	358,585	57,557
Less: Accumulated amortization	(16,494)	(23,538)	(3,778)

	334,987	335,047	53,779

Land use rights represent amounts paid for the rights to use eleven parcels of land in the PRC where the Group’s premises are located. Three land use rights were acquired from Huaerli (Nantong) Electronics Co., Ltd., a company whose controlling owner was also a significant shareholder of the Company prior to September 16, 2010.

As of December 31, 2011, land use rights with a net book value of RMB30,713,000 was pledged for short-term bank borrowings of RMB315,477,000 and long-term bank borrowings of RMB126,018,000 (Note 11). As of December 31, 2012, land use rights with a net book value of RMB56,076,000 (US$9,000,819) was pledged for short-term bank borrowings of RMB498,148,000 (US$79,958,267), and long-term bank borrowings of RMB540,930,000 (US$86,825,252) (Note 11).

The amortization expense for the years ended December 31, 2010, 2011 and 2012 was RMB4,500,000, RMB5,495,000 and RMB7,044,000 (US$1,130,640), respectively. For each of the next five years, the estimated annual amortization expense of intangible assets is RMB7,163,000 (US$1,149,741).

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL

9. GOODWILL

Goodwill of the Group is as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Goodwill — gross	134,735	134,735	21,626
Accumulated impairment loss	(134,735)	(134,735)	(21,626)

Goodwill — net	—	—	—

As of December 31, 2011, the Company assessed impairment on its goodwill derived from its acquisition of SolarOne Technology. As of December 31, 2011, the Company had determined that the carrying value of the reporting unit exceeded its implied fair value, estimated using a discounted cash flow methodology, and recorded an impairment loss of RMB134,735,000 for the year ended December 31, 2011, which is included in “Impairment of goodwill” in the consolidated statements of comprehensive income.

LONG-TERM DEFERRED EXPENSES	12 Months Ended
Dec. 31, 2012
LONG-TERM DEFERRED EXPENSES

10. LONG-TERM DEFERRED EXPENSES

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Convertible bond issuance costs (Note 21)	19,718	4,080	655
Arrangement fees for non-current bank borrowings	25,580	20,931	3,360
Others	4,404	189	30

	49,702	25,200	4,045

During the year ended December 31, 2011 and 2012, the Group paid arrangement fees of RMB42,586,000 and RMB18,355,000 (US$2,946,181), respectively, to several banks to acquire long-term bank borrowings, which are amortized based on the duration of the related bank borrowings using the effective interest rate method. As of December 31, 2011 and 2012, the arrangement fee expected to be amortized after one year is recorded as a long-term deferred expense.

BANK BORROWINGS	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS

11. BANK BORROWINGS

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Total bank borrowings	3,359,228	3,914,682	628,350

Comprised of:
Short-term	1,764,251	1,162,372	186,574
Long-term, current portion	242,604	467,204	74,991

	2,006,855	1,629,576	261,565
Long-term, non-current portion	1,352,373	2,285,106	366,785

	3,359,228	3,914,682	628,350

The short-term bank borrowings outstanding as of December 31, 2011 and 2012 bore an average interest rate of 4.925% and 4.204% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions and have terms of one month to one year.

The long-term bank borrowings outstanding as of December 31, 2011 and 2012 bore an average interest rate of 4.503% and 4.245% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions.

As of December 31, 2012, the Group breached certain bank covenants on its long-term borrowing agreements with Bank of Shanghai Nanjing Branch (as the lead lenders in the agreement), Standard Chartered Bank (Hong Kong) Limited (as the lead lenders in the agreement), and KDB Asia Limited (as the lead lenders in the agreement) with outstanding borrowings of RMB421,440,000 (US$67,645,784), RMB628,550,000 (US$100,889,231), and RMB1,131,390,000 (US$181,600,616), respectively.

In April 2013, the Group obtained waiver letters from Bank of Shanghai Nanjing Branch, Standard Chartered Bank (Hong Kong) Limited and KDB Asia Limited as remedies for the breach of the respective loan covenant, effective until January 1, 2014. Accordingly, RMB142,798,000 (US$22,920,659), RMB628,550,000 (US$100,889,231) and RMB1,131,390,000 (US$181,600,616.36) under the bank borrowing agreements with Bank of Shanghai Nanjing Branch, Standard Chartered Bank (Hong Kong) Limited and KDB Asia Limited, respectively, continue to be classified as non-current as of December 31, 2012.

The current and non-current portions of long-term bank borrowings as of December 31, 2012 will be due in installments between the periods of January 1, 2013 to December 30, 2013, and January 1, 2014 to September 30, 2016, respectively.

As of December 31, 2011 and 2012, unused loan facilities for short-term and long-term borrowings amounted to RMB1,672,853,000 and RMB1,191,722,000 (US$191,284,570), respectively.

Bank borrowings as of December 31, 2011 and 2012 were secured/guaranteed by the following:

December 31, 2011

Amount	Secured/guaranteed by
(RMB’000)

2,161,625	Guaranteed by the Company and other subsidiaries of the Group

441,495	Jointly guaranteed by (i) the Company and (ii) the Group’s premises and land use rights with net book value of RMB28,668,000 and RMB30,713,000, respectively (Notes 7 and 8)

630,090	Guaranteed by the Group’s equipment

126,018	Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch, which was valued as US$20,000,000

3,359,228

December 31, 2012

Amount	Secured/guaranteed by
(RMB’000)

1,131,390	Guaranteed by Hanwha Chemical Corporation (“Hanwha Chemical”)

1,003,782	Guaranteed by the Company and other subsidiaries of the Group

634,773

Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group’s premises and land use rights with net book value of RMB53,127,000 (US$8,527,471) and RMB22,660,000 (US$3,637,181), respectively (Notes 7 and 8)

628,550	Guaranteed by the Group’s plant and machinery with net book value of RMB364,783,000 (US$58,551,709) (Notes 7)

404,305

Jointly guaranteed by (i) the Company, and (ii) the Group’s premises and land use rights with net book value of RMB56,259,000 (US$9,030,192) and RMB33,416,000 (US$5,363,638), respectively (Notes 7 and 8)

111,882	Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch, which was valued as US$20,000,000

3,914,682

As of December 31, 2012, the maturities of these long-term bank borrowings were as follows:

	December 31,
	2012	2012
	(RMB’000)	(US$’000)

Within 1 year	467,204	74,991
Between 1 and 2 years	376,409	60,418
Between 2 and 3 years	1,654,134	265,507
Between 3 and 4 years	254,563	40,860

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES

12. ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Accrued warranty costs (Note 13)	162,133	177,869	28,550
Accrued wages and other employee welfare	77,207	81,514	13,084
Accrued freight and export related expense	14,253	38,938	6,250
Accrued professional service fees	35,276	26,972	4,329
Accrued interest expense for bank borrowings	5,473	14,499	2,327
Interest payable for convertible bonds	17,544	10,068	1,616
Taxes payable	7,531	9,846	1,579
Accrued utility expenses	11,043	9,263	1,486
Accrued arrangement fee and other expense related to bank borrowings	—	7,546	1,211
Accrued advertising fee	10,906	1,582	254
Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd. (“Hanwha Solar”) (Note 26)	13	13	2
Other accrued expenses and liabilities	33,859	22,427	3,603

	375,238	400,537	64,291

ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2012
ACCRUED WARRANTY COSTS

13. ACCRUED WARRANTY COSTS

The Group’s warranty activity is summarized below:

	For the year ended December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Beginning balance	131,689	162,133	26,024
Warranty provision	64,730	33,108	5,314
Warranty reversal	(30,615)	(9,958)	(1,598)
Warranty claims	(3,671)	(7,414)	(1,190)

Ending balance	162,133	177,869	28,550

CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2012
CUSTOMER DEPOSITS

14. CUSTOMER DEPOSITS

Customer deposits represent cash payments received from customers in advance of the delivery of PV modules. These deposits are recognized as revenue when the conditions for revenue recognition have been met. The customer deposits are non-refundable unless the Group fails to fulfill the terms of the sales contract.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE

15. NOTES PAYABLE

As of December 31, 2012, notes payable were non-interest bearing and were secured by RMB56,625,000 (US$9,088,939) of the Group’s restricted cash. The Group did not pay any commission to the banks to obtain the notes payable facilities. As of December 31, 2012, these notes are due for payment over the next 12 months.

DERIVATIVE CONTRACTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE CONTRACTS

16. DERIVATIVE CONTRACTS

The Group is exposed to certain risks related to its business operations. The risks that the Group seeks to manage by using derivative instruments are fluctuations in foreign exchange rates, the purchase price for silver and aluminum and interest rates. The Group recognizes all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheets (Note 30). The Group’s derivatives are not designated and do not qualify as hedges and are adjusted to fair value through current earnings.

The following table reflects the location in the consolidated statements of comprehensive income and the amount of realized and unrealized gains/(losses) recognized in income for the derivative contracts not designated as hedging instruments for the years ended December 31, 2010, 2011 and 2012:

	Statement of comprehensive income location	Year ended December 31,
		2010	2011	2012
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Foreign exchange derivative contracts (not designated as hedging instruments) — realized	Changes in fair value of derivative contracts	78,966	(50,593)	38,835	6,233
Foreign exchange derivative contracts (not designated as hedging instruments) — unrealized	Changes in fair value of derivative contracts	(9,437)	32,316	(36,824)	(5,910)

Commodity derivative contracts (not designated as hedging instruments) — realized	Changes in fair value of derivative contracts	5,335	(19,164)	(17,777)	(2,854)
Commodity derivative contracts (not designated as hedging instruments) — unrealized	Changes in fair value of derivative contracts	2,667	(28,550)	24,074	3,864

Interest rate swap derivative contracts (not designated as hedging instruments) — unrealized	Changes in fair value of derivative contracts	—	(4,787)	(2,982)	(478)

		77,531	(70,778)	5,326	855

The following table reflects the fair values of derivatives included in the consolidated balance sheets as of December 31, 2011 and 2012:

	Balance sheet location	Fair value as of December 31,
		2011	2012
		(RMB’000)	(RMB’000)	(US$’000)

Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	29,091	—	—

Derivative liabilities (not designated as hedging instruments):
Foreign exchange derivative contracts	Current liabilities: Derivative contracts	—	7,732	1,241
Commodity derivative contracts	Current liabilities: Derivative contracts	25,883	1,809	291
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	4,787	7,770	1,247

		30,670	17,311	2,779

ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING	12 Months Ended
Dec. 31, 2012
ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING

17. ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING

In September 2010, in connection with the Share Issuance and Repurchase Agreement with Hanwha Solar (Note 26), the Company issued 36,455,089 of the Company’s ordinary shares.

In November 2010, the Company issued in a public offering 9,200,000 ADSs, representing 46,000,000 of the Company’s ordinary shares. In order for Hanwha Solar to maintain the same beneficial ownership percentage in the Company after this public offering, the Company issued 45,981,604 of the Company’s ordinary shares at the par value per share of US$0.0001 to Hanwha Solar.

The Company’s share issuance activities in 2010 are summarized as follows:

Date	Issuance to	Number of ADSs	Number of ordinary shares	Total proceeds		Net proceeds
				(US$’000)	(RMB’000)	(US$’000)	(RMB’000)

September 2010	Hanwha Solar	*	36,455,089	78,171	524,606	76,044	510,331
November 2010	Hanwha Solar	*	45,981,604	82,767	549,481	82,767	549,481

		*	82,436,693	160,938	1,074,087	158,811	1,059,812
November 2010	Public	9,200,000	46,000,000	82,800	549,858	78,505	521,302

		9,200,000	128,436,693	243,738	1,623,945	237,316	1,581,114

*	Not applicable since the Company directly issued ordinary shares to Hanwha Solar.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES

18. STATUTORY RESERVES

In accordance with the PRC Regulations on Enterprises with Foreign Investment, an enterprise established in the PRC with foreign investment is required to provide for certain statutory reserves, namely (i) General Reserve Fund, (ii) Enterprise Expansion Fund and (iii) Staff Welfare and Bonus Fund, which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A wholly-owned foreign enterprise (“WOFE”) is required to allocate at least 10% of its annual after-tax profit to the General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital. A non wholly-owned foreign invested enterprise is permitted to provide for the above allocation at the discretion of its board of directors. Appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

SolarOne Qidong became a WOFE in May 2006 and, therefore, is subject to the above mandated restrictions on distributable profits. Prior to May 2006, although SolarOne Qidong was a Sino-foreign joint venture enterprise, it was required to allocate at least 10% of its after-tax profit to the General Reserve Fund in accordance with the joint venture agreements entered into among the then joint venture partners and the appropriations to the Enterprise Expansion Fund and Staff Welfare and Bonus Fund were at the discretion of the board of directors.

For other subsidiaries incorporated in PRC, including SolarOne Technology, SolarOne Shanghai, Solar R&D, Solar Engineering, SolarOne Nantong and Nantong Hanwha I&E, the General Reserve Fund was appropriated based on 10% of net profits as reported in each subsidiary’s PRC statutory accounts.

The Group provided RMB100,436,000 and RMB4,456,000 general reserve fund for the year ended December 31, 2010 and 2011, respectively. There were no statutory reserves provided for the year ended December 31, 2012 as all of the Group’s PRC subsidiaries incurred net losses for the year.

SHARE OPTION PLANS	12 Months Ended
Dec. 31, 2012
SHARE OPTION PLANS

19. SHARE OPTION PLANS

In November 2006, the Company adopted a stock option scheme (the “2006 Option Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Company (the “2006 Option Plan Participants”). Under the 2006 Option Plan, the Company may issue options to the 2006 Option Plan Participants to purchase not more than 10,799,685 ordinary shares. All options granted under the 2006 Option Plan would expire on November 30, 2016 and generally vest over 3 to 5 years.

On August 22, 2007, the Company’s Board of Directors approved the 2007 Equity Incentive Plan (the “2007 Incentive Plan”). The 2007 Incentive Plan permits the grant of Incentive Stock Options, Non-statutory Stock Options, Restricted Stock, Stock Appreciation Rights, Restricted Stock Units, Performance Units, Performance Shares, and other stock-based awards to employees, directors and consultants of the Group (the “Participants”). Under the 2007 Incentive Plan, the Company may issue up to 10,799,685 ordinary shares plus an annual increase of 2% of the outstanding ordinary shares on the first day of the fiscal year, or such lesser amount of shares as determined by the Board of Directors. The 2007 Incentive Plan will expire on August 21, 2017.

By a resolution of the Board of Directors on November 30, 2007, 59,994 Restricted Stock Units (“RSUs”) were granted to the Company’s existing three independent directors and 7,500 RSUs were authorized to be granted to each of the independent directors annually from January 1, 2008. Each RSU represents one ADS of the Company, which is equal to five ordinary shares. As of December 31, 2009, the 59,994 RSUs have vested. The 7,500 RSUs granted on January 1, 2008 to each of the independent directors vest in batches of 2,500 RSUs each year beginning on January 1, 2009. The 7,500 RSUs granted respectively on January 1, 2010, 2011 and 2012 to each of the independent director vest in batches of 1,250 RSUs each half year beginning on July 1, 2010, 2011 and 2012, respectively. During 2011 and 2012, the Board of Directors also approved grant of 1,337,625 and 420,000 RSUs, respectively, to certain of the Participants.

The following tables summarized the Company’s share option activity under 2006 Option Plan and 2007 Incentive Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)

Outstanding, January 1, 2012	9,551,585	1.96	6.76	0.00
Granted	—
Exercised	—
Forfeited	(5,364,860)	2.03
Expired	—

Outstanding, December 31, 2012	4,186,725	1.86	5.53	0.00

Vested and expected to be vested at December 31, 2012	4,186,725	1.86	5.53	0.00

Exercisable at December 31, 2012	3,750,601	1.72	5.36	0.00

	Number of options	Weighted- average grant- date fair value
		(US$)

Unvested, January 1, 2012	2,364,259	0.96
Granted	—
Vested	(827,613)	1.04
Forfeited	(1,100,523)	0.91

Unvested, December 31, 2012	436,124	0.94

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$0.202 per ordinary share as of December 31, 2012 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2012.

The aggregate fair value of share options that vested during 2010, 2011 and 2012 was US$4,043,806, US$3,161,594 and US$862,762, respectively. The weighted-average grant-date fair value of share options granted during 2010, and 2011 was US$1.13, and US$1.07, respectively. No share options were granted during 2012.

The aggregate intrinsic value of share options exercised during 2010, and 2011 was US$1,324,179, and US$60,481, respectively. No share options were exercised during 2012.

The aggregate fair value of the share options outstanding as of December 31, 2012 measured based on respective grant-date fair values was US$5,199,548 and such amount shall be recognized as compensation expense using the straight-line method with graded vesting based on service conditions.

As of December 31, 2012, there was US$350,095 of unrecognized share-based compensation cost related to share options which is expected to be recognized over a weighted-average vesting period of 3.52 years. To the extent the actual forfeiture rate is different from the current estimation, actual share-based compensation related to these awards may be different from the expectation.

The following table summarized the Company’s RSU activity under 2007 Incentive Plan:

	Number of RSUs	Weighted-average grant date fair value	Aggregate intrinsic value
		(US$)	(US$)

Unvested, January 1, 2012	793,750	5.30	777,875
Granted	450,000	1.10
Vested	(218,122)	5.10	241,553
Forfeited	(359,063)	5.46

Unvested, December 31, 2012	666,565	2.45	673,231

The aggregate fair value of vested RSUs for 2010, 2011 and 2012 measured based on respective grant-date fair values was US$627,513, US$3,583,331 and US$1,105,941, respectively. The aggregate fair value of the unvested RSUs as of December 31, 2012 was US$1,631,870 based on the quoted market price of the Company’s ordinary shares at the respective grant dates, and such amount shall be recognized as compensation expenses using the straight-line method with graded vesting based on service conditions. The weighted-average grant-date fair values of RSUs granted during 2010, 2011 and 2012 were US$8.00, US$6.26 and US$1.10, respectively. The total intrinsic value of RSUs vested during 2010, 2011 and 2012 was US$407,400, US$2,533,282 and US$241,553, respectively.

As of December 31, 2012, there was US$1,856,753 of unrecognized share-based compensation cost related to RSUs which is expected to be recognized over a weighted-average vesting period of 3.91 years. To the extent the actual forfeiture rate is different from current estimation, actual share-based compensation related to these awards may be different from the expectation.

For stock options granted before January 1, 2008, the fair value of each share option grant was estimated on the date of grant using the Black-Scholes option pricing model. For share options granted after January 1, 2008, the fair value of each award is estimated on the date of grant using a binomial-lattice option valuation model. The binomial-lattice model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial-lattice model takes into account variables such as volatility, dividend yield, and risk-free interest rate. However, in addition, the binomial-lattice model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option. For these reasons, the Company believes that the binomial-lattice model provides a fair value for its share-based compensation plans that is more representative of actual experience and future expected experience than the value calculated using the Black-Scholes model.

The Company calculated the estimated fair value of share options on the grant date using the binomial-lattice model for 2010, and 2011, respectively, with the following assumptions. No share options were granted in 2012.

	Granted in 2010		Granted in 2011

Risk-free interest rate		0.25% – 3.31%	3.33%
Expected dividend yield		0%	0%
Expected volatility		80%	80%
Sub-optimal early exercise factor		3-4 times	2.5 times
Fair value of ordinary shares	From US$ to US$	1.39 2.49	US$1.71

Risk-free interest rate is based on a zero coupon U.S. bond rate for the terms consistent with the expected life of the award at the time of grant. Expected dividend yield is determined in view of the Company’s historical dividend payout rate. The Company estimates expected volatility at the date of grant based on a combination of historical and implied volatilities from comparable publicly listed companies. Forfeiture rate of 0% is estimated based on historical forfeiture patterns and adjusted to reflect future change in facts and circumstances, if any. The sub-optimal early exercise factor is determined based on the expected price multiple at which employees are likely to exercise stock options.

Total compensation expense relating to share options and RSUs recognized for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenues	7,898	5,177	2,971	477
Selling expenses	4,184	4,223	971	156
General and administrative expenses	18,365	27,929	3,264	524
Research and development expenses	1,516	1,002	576	92

	31,963	38,331	7,782	1,249

REDEEMABLE ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
REDEEMABLE ORDINARY SHARES

20. REDEEMABLE ORDINARY SHARES

On January 29, 2008 and concurrently with the convertible bond issuance (Note 21), the Company issued and sold 9,019,611 ADSs, representing 45,098,055 of the Company’s ordinary shares at the par value per share of US$0.0001.

The Company is entitled to repurchase any or all of the ADSs at par value on any business day after the entire principal amount of the convertible bonds ceases to be outstanding. Such rights will expire one month after the maturity of the convertible bonds. In addition, the holders of the ADSs have the right to request the Company to repurchase the ADSs at par value at any time by giving prior notice. Since the holders have the ability to require the repurchase of the ADSs, which is outside the control of the Company, the ordinary shares underlying the ADSs have been classified as mezzanine equity. The holders are entitled to receive all cash and non-cash distributions that an ordinary shareholder would receive but such distributions are required to be paid back to the Company upon repurchase of the ADSs.

The adoption of ASU 2009-15, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing, on January 1, 2010 revised the Company’s accounting for the redeemable ordinary shares. The Company evaluated the redeemable ordinary shares concurrently with the bonds upon adoption of ASU 2009-15 and determined that the redeemable ordinary shares issued qualified as an own-share lending arrangement because the purpose of issuance of the shares was to increase the availability of the Company’s shares and facilitate the ability of the holders to hedge the conversion option in the Company’s convertible debt and the Company is entitled to repurchase any or all of the ADSs at par value on any business day after the entire principal amount of the convertible bonds ceases to be outstanding.

Accordingly, the share-lending arrangement upon adoption of ASU 2009-15 is measured at fair value, and recognized as an issuance cost with an offset to redeemable ordinary shares. ASU 2009-15 requires the Company to recognize the cumulative effect of the change in accounting principle as an adjustment to the opening balance of retained earnings. An adjustment of US$3,076 (approximately RMB22,000), which represents the fair value that would have been recognized if the guidance in ASU 2009-15 had been applied from the issuance date on January 29, 2008, was recorded on January 1, 2010 to issuance cost with an offset to redeemable ordinary shares.

On October 25, 2011, the Company repurchased and cancelled 5,005,536 ADSs, representing 25,027,680 of the Company’s ordinary shares at the par value per share of US$0.0001.

CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2012
CONVERTIBLE BONDS

21. CONVERTIBLE BONDS

On January 29, 2008, the Company issued in aggregate principal amount of US$172,500,000 Convertible Senior Notes (the “Notes”) due January 15, 2018 to third-party investors (the “Holders”). The Notes bear interest at a rate of 3.5% per annum, payable on January 15 and July 15 of each year, commencing on July 15, 2008.

The Holders may require the Company to redeem all or a portion of the Notes on January 15, 2015, at a price equal to 100% of the principal amount of the Notes to be repurchased plus accrued and unpaid interest. The Holders may also require the Company to redeem all or a portion of the Notes at a price equal to 100% of principal amount of the Notes to be repurchased plus accrued and unpaid interest upon the occurrence of a fundamental change, which is defined as a change in control or a termination of trading. In addition, the Company may redeem part or all of the Notes on and after January 20, 2015, at a price equal to 100% of the principal amount of the Notes to be repurchased plus accrued and unpaid interest, provided the Company’s ADSs trading price meets certain conditions. At the Holders’ option, the principal amount of the Notes may be converted into the Company’s ADSs initially at a conversion rate of 52.2876 ADSs (equivalent to an initial conversion price of approximately US$19.125 per ADS) per US$1,000 principal amount of the Notes, at any time prior to maturity. The applicable conversion rate will be subject to adjustment in certain circumstances.

The Notes were initially recorded at the principal amount of US$172,500,000. Direct debt issuance costs of RMB40,459,198 are deferred and amortized over the life of the Notes using the effective interest rate method. At the commitment date on January 29, 2008, the Company evaluated and determined that the redemption and put options do not require bifurcation from the Notes under the requirements of ASC 815-10 because they are clearly and closely related to the debt host instrument. No beneficial conversion feature was recognized as the effective conversion price per ADS of US$19.125 was higher than the fair value per ADS of the Company at the commitment date (January 29, 2008) of US$17.73.

The adoption of ASC 815-40, Derivatives and Hedging: Contracts in Entity’s Own Equity, on January 1, 2009 revised the Company’s accounting for the conversion option of the Notes. The Company evaluated the conversion option of the Notes upon adoption of ASC 815-40 and determined that the conversion option qualified for derivative accounting because the conversion option, if freestanding, is not considered to be indexed to the Company’s own stock.

Accordingly, the conversion option was bifurcated from the Notes upon adoption of ASC 815-40 as a derivative liability at an initial fair value of RMB962,993,000. Changes in fair value of the conversion options are recognized through the statements of comprehensive income. For the year ended December 31, 2012, the Company recorded a loss of RMB5,692,000 (US$913,629) (2011: a gain of RMB264,384,000) resulting from the change in fair value of the conversion option. As of December 31, 2012, the conversion option, which has been combined with the Notes on the balance sheet, was recorded at a fair value of RMB7,908,000 (US$1,269,322) (2011: RMB13,182,000).

In the year ended December 31, 2012, the Company repurchased the Notes with total principal amount of US$71,900, 000 with total consideration of RMB299,271,000 (US$48,036,308) from the open market, and recognized a loss on the extinguishment of debt of RMB82,713,000 (US$13,276,352) as a result of the repurchase.

For the year ended December 31, 2012, the interest expense for the Notes was RMB118,690,000 (US$19,051,059).

LONG-TERM PAYABLE	12 Months Ended
Dec. 31, 2012
LONG-TERM PAYABLE

22. LONG-TERM PAYABLE

As of December 31, 2012 and 2011, the Group recorded RMB50,000,000 (US$8,025,553) of government grants received as a long-term payable because the Group has not fulfilled the conditions required by the local government. According to the agreement with the administration committee of Nantong Economic and Technological Development Zone, SolarOne Nantong will need to achieve certain specified requirements on its production capacity in three years after the completion of its construction. Failure to meet the requirement upon assessment date (i.e. three years from the receipt of the grant) may result in a proportional refund of the government subsidies received for any actual production capacity not achieved in accordance with the capacity stipulated in the agreement. As of December 31, 2012, the construction has not been completed.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

23. INCOME TAXES

Current taxation

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries located in the PRC. In addition, the Group also has several non-PRC subsidiaries, including SolarOne Investment, SolarOne HK, SolarOne USA, SolarOne GmbH, Solar Canada and Solar Australia, subject to corporate income tax rates ranging from zero to 35%.

The Company’s subsidiaries registered in the PRC are subject to PRC enterprise income tax (“EIT”) on the taxable income as reported in their PRC statutory accounts adjusted in accordance with relevant PRC Income Tax Laws. Pursuant to the PRC Income Tax Laws, the Group’s PRC subsidiaries are subject to EIT at a statutory rate of 25%.

During 2008, SolarOne Qidong received approval from the PRC taxation authorities as a “High and New Technology Enterprise” (“HNTE”) and obtained an HNTE certificate. In 2011, the Company successful renewed its HNTE status for another three years. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the 2010, 2011 and 2012 tax years, the income tax rate for SolarOne Qidong was 15%.

SolarOne Shanghai, SolarOne Technology, Solar Engineering, Solar R&D, SolarOne Nantong and Nantong Hanwha I&E, the domestic companies in the PRC, are subject to EIT at a rate of 25% for the years ended December 31, 2010, 2011 and 2012.

In accordance with the new PRC Enterprise Income Tax Laws (the “PRC Income Tax Laws”) effective from January 1, 2008, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2012, no detailed interpretation or guidance has been issued to define “place of effective management.” Furthermore, as of December 31, 2012, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application.

Income (loss) before income taxes consists of:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Non-PRC	(94,101)	(334,470)	(948,417)	(152,231)
PRC	1,149,441	(740,579)	(599,187)	(96,176)

	1,055,340	(1,075,049)	(1,547,604)	(248,407)

The income tax (expense) benefit is comprised of:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current	(330,038)	(28,358)	7,638	1,226
Deferred	32,055	173,303	(22,893)	(3,675)

	(297,983)	144,945	(15,255)	(2,449)

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to PRC operations to income tax (expense) benefit is as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Income tax computed at the statutory tax rate at 25%	(263,835)	268,762	386,901	62,102
Non-deductible expenses	(13,561)	(55,004)	(17,722)	(2,845)
Preferential tax treatment	148,637	4,233	2,189	352
Research and development expense	6,165	4,020	5,227	839
Tax rate differences	(42,864)	(21,151)	(54,212)	(8,702)
Unrecognized tax benefit	(116,088)	—	—	—
Changes in the valuation allowance	(16,437)	(55,915)	(337,638)	(54,195)

	(297,983)	144,945	(15,255)	(2,449)

Deferred taxation

Deferred tax assets (liabilities) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets (liabilities) are as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Warranty provision	40,533	44,467	7,137
- Inventory write-off	115,149	45,629	7,324
- Allowance for advance to suppliers	116,926	157,840	25,335
- Allowance for doubtful accounts	13,980	47,581	7,637
- Allowance for amount due from related parties	—	3,990	641
- Derivative contracts	4,925	2,296	369
- Tax loss carried forward	8,482	—	—
- Others	20,854	11,602	1,862
Valuation allowance	(56,259)	(163,108)	(26,181)

Net current deferred tax assets	264,590	150,297	24,124

Non-current:
- Tax losses	84,824	383,640	61,579
- Fixed assets	16,374	39,214	6,294
- Others	119	63	10
Valuation allowance	(84,824)	(315,613)	(50,659)

Net non-current deferred tax assets	16,493	107,304	17,224

Deferred tax liabilities:
Non-current:
- Land use rights	25,387	24,798	3,980

Non-current deferred tax liabilities	25,387	24,798	3,980

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence.

As of December 31, 2011 and 2012, the Group has a net tax operating loss from its PRC subsidiaries of RMB42,671,000 and RMB627,705,000 (US$100,753,599), respectively, which starts to expire in 2016. As of December 31, 2011 and 2012, the Group has a net tax operating loss from its non-PRC subsidiaries of RMB322,288,000 and RMB884,532,000 (US$141,977,175), respectively, which starts to expire in 2029.

As of December 31, 2012, the Group intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Uncertain Tax Positions

As of December 31, 2012, the Group’s unrecognized tax benefit is RMB143,473,000 (US$23,029,004) which related to tax incentives received and tax resident status.

It is possible that the amount accrued will change in the next 12 months as a result of new interpretive guidance released by the PRC tax authorities; however, an estimate of the range of the possible change cannot be made at this time. The unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. Reconciliation of accrued unrecognized tax benefits is as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Beginning balance	27,385	143,473	143,473	23,029
Incurred during the year	116,088	—	—	—

Ending balance	143,473	143,473	143,473	23,029

Based on existing PRC tax regulations, the tax periods of SolarOne Qidong, SolarOne Shanghai, SolarOne Technology, Solar R&D, Solar Engineering, SolarOne Nantong and Nantong Hanwha I&E for the years ended December 31, 2008 to December 31, 2012 remain open to potential examination by the tax authorities. The tax periods for the Company’s non-PRC subsidiaries’ for the years ended December 31, 2008 to December 31, 2012 also remain open to potential examination by the respective tax authorities.

As of December 31, 2012 and 2011, the Group did not accrue any penalties and interests related to the unrecognized tax benefits.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

Name and Relationship with Related Parties

Name of related party	Relationship with the Group

Hanwha Chemical	Holding company of Hanwha Solar
Hanwha L&C Trading (Shanghai) Co., Ltd. (“Hanwha L&C”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Corporation	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Canada Inc.	A wholly-owned subsidiary of Hanwha Chemical
Hanwha International LLC. (“Hanwha International”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Chemical Trading (Shanghai) Co., Ltd (“Hanwha Chemical Trading”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Q.Cells GmbH (“Q.Cells”) (previously known as Q-Cells SE)*	A wholly-owned subsidiary of Hanwha Chemical
Ya An Yongwang Silicon Co., Ltd. (“Ya An”)	A wholly-owned subsidiary of HongKong YongWang Silicon Investment Co., Ltd., whose significant shareholder is Hanwha Chemical
Hanwha Corporation	Holding company of Hanwha Chemical
Hanwha TechM Co., Ltd. (“Hanwha TechM”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Europe GmbH (“Hanwha Europe”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Japan Co., Ltd. (“Hanwha Japan”)	A wholly-owned subsidiary of Hanwha Corporation
Food1st Food Culture Co., Ltd. (“Food1st”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha 63 City C., Ltd. (“Hanwha 63 City”)	A wholly-owned subsidiary of Hanwha Life Insurance Co.,Ltd., whose significant shareholder is Hanwha Corporation
Hanwha Q CELLS Korea Corp. (“Hanwha Solarenergy”) (previously known as Hanwha SolarEnergy Co., Ltd)	A subsidiary of Hanwha Corporation
Komodo Enterprise Inc. (“Komodo”)	A significant shareholder is Hanwha Solarenergy
Hanwha S&C Co., Ltd. (“Hanwha S&C”)	A company controlled by Hanwha Corporation
Hancomm, Inc. (“Hancomm”)	A company whose significant shareholder is Hanwha S&C
Linyang Electronics Co., Ltd. (“Linyang Electronics”)**	Controlling owner was also a significant shareholder of the Company
Qidong Huahong Electronics Co., Ltd. (“Qidong Huahong”)**	Controlling owner was also a significant shareholder of the Company
Nantong Huahong Ecological Gardening Co., Ltd. (“Nantong Huahong”)**	Controlling owner was also a significant shareholder of the Company
Nantong Linyang Labor Service Company (“Linyang Labor Service”)**	Controlling owner was also a significant shareholder of the Company
Q-Cells International GmbH (“QCI”)**	Controlling owner was also a significant shareholder of the Company
SMIC Energy Technology (Shanghai) Corporation (“SMIC ET”)***

A wholly owned subsidiary of Semiconductor Manufacturing International Corporation (“SMIC”) where David N.K. Wang, one of the Company’s independent directors, served as president and chief executive officer

Semiconductor Manufacturing International (Shanghai) Corporation (“SMIC Shanghai”) ***	A wholly owned subsidiary of SMIC where David N.K. Wang, one of the Company’s independent directors, served as president and chief executive officer

*

Before September 16, 2010, Q.Cells was a related party of the Group because its controlling owner was also a significant shareholder of the Company. Subsequent to the completion of share transfer on September 16, 2010 (Note 26), Q.Cells ceased to be a related party to the Group. On October 24, 2012, as a result of Hanwha Chemical acquiring a 100% interest in Q.Cells from its original shareholders, Q.Cells became as a related party.

**	Subsequent to the completion of share transfer on September 16, 2010 (Note 26), these companies ceased to be related parties to the Group.

***	Subsequent to David N.K. Wang’s resignation from SMIC in July 2011, these companies ceased to be related parties of the Group.

Significant Related Party Transactions

The Group had the following significant related party transactions and balances during the years presented:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Advance paid to related parties:
- Hanwha TechM	—	—	6,545	1,051
- Ya An	367,619	108,446	—	—
- Hanwha Chemical	7,679	76,436	—	—
- Hanwha L&C	—	43,481	—	—

	375,298	228,363	6,545	1,051

Purchase of raw materials from:
- Hanwha L&C	1,142	63,129	68,792	11,042
- Hanwha L&C Corporation	—	—	63,241	10,151
- Hanwha International	—	—	10,358	1,663
- Ya An	339,122	116,943	6,440	1,034
- Q.Cells	—	—	4,080	655
- Hanwha Chemical	1,883	86,735	—	—
- Linyang Electronics	79,187	—	—	—
- SMIC ET	4,602	—	—	—

	425,936	266,807	152,911	24,545

Purchase of services from:
- Food1st	—	8,177	27,147	4,357
- Hancomm	—	27,235	14,993	2,407
- Hanwha S&C	—	5,876	2,246	361
- Hanwha Solarenergy	—	570	—	—
- SMIC Shanghai	1,801	—	—	—
- Linyang Electronics	680	—	—	—
- Linyang Labor Service	889	—	—	—

	3,370	41,858	44,386	7,125

Purchase of fixed assets from:
- Hanwha TechM	—	30,026	3,586	576
- SMIC ET	33,662	—	—	—
- Linyang Electronics	1,510	—	—	—
- Nantong Huahong	990	—	—	—

	36,162	30,026	3,586	576

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Sales of products to:
- Hanwha Solarenergy	—	87,702	281,252	45,144
- Hanwha Corporation	—	468,381	250,012	40,130
- Hanwha Japan	—	67	248,047	39,814
- Hanwha Europe	—	228	147,582	23,688
- Hanwha International	—	—	82,549	13,250
- Komodo	—	—	29,298	4,703
- Hanwha Chemical Trading	—	—	125	20
- Hanwha Chemical	—	24,106	62	10
- Hanwha 63 City	—	3,367	—	—
- Q.Cells	442,832	—	—	—
- QCI	32,924	—	—	—
- Others	—	6	—	—

	475,756	583,857	1,038,927	166,759

Buildings leased from:
- SMIC Shanghai	1,229	4,291	—	—
- Linyang Electronics	2,856	—	—	—
- Qidong Huahong	1,368	—	—	—

	5,453	4,291	—	—

On May 1, 2012, the Group acquired 100% equity interests in Solar Australia from Hanwha Corporation with a total cash consideration of AUD16,732 (Note 1).

Balances with Related Parties

As of December 31, 2011 and 2012, balances with related parties are comprised of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Amount due from related parties-net:
- Hanwha Solarenergy	51,881	137,288	22,036
- Hanwha Japan	67	130,008	20,868
- Hanwha Europe	186	94,215	15,123
- Komodo	—	23,101	3,708
- Hanwha Corporation	153,956	15,312	2,458
- Hanwha International	—	14,844	2,383
- Hanwha Chemical	6,344	4,868	781
- Hancomm	885	884	142
- Others	—	90	14
- Ya An*	20,000	—	—
- Hanwha L&C	8,134	—	—

	241,453	420,610	67,513

*	In the year ended December 31, 2012, the Group provided full provision of RMB15,960,000 (US$2,561,757) for the advanced payment to Ya An, due to the liquidation of Ya An during 2012.

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Amount due to related parties:
- Hanwha L&C Corporation	—	49,207	7,898
- Q.Cells	—	6,388	1,025
- Hanwha Chemical	5,911	4,475	718
- Hanwha L&C	29,326	3,682	591
- Hanwha International	—	2,241	360
- Hancomm	411	2,016	324
- Hanwha S&C	560	1,738	279
- Hanwha L&C Canada Inc.	—	1,349	217
- Hanwha TechM	5,986	717	115
- Food1st	—	232	37
- Hanwha Europe	148	—	—

	42,342	72,045	11,564

As of December 31, 2011 and 2012, all balances with related parties were unsecured, non-interesting bearing and repayable on demand.

EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE DEFINED CONTRIBUTION PLAN

25. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full-time employees of the Company’s subsidiaries in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on about 41% of the employees’ salaries on a monthly basis. The Group’s PRC subsidiaries have no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB52,369,000, RMB84,493,000 and RMB79,464,000 (US$12,754,851) for the years ended December 31, 2010, 2011 and 2012, respectively.

SHARE ISSUANCE AND REPURCHASE AGREEMENT	12 Months Ended
Dec. 31, 2012
SHARE ISSUANCE AND REPURCHASE AGREEMENT

26. SHARE ISSUANCE AND REPURCHASE AGREEMENT

On August 3, 2010, a major shareholder of the Company, Good Energies Investments (Jersey) Limited (“Good Energies”) entered into a Share Purchase Agreement (the “GE Sales Agreement”) with Hanwha Chemical, a Korean Company, pursuant to which Good Energies agreed to sell its 81,772,950 ordinary shares and 1,281,011 ADSs to Hanwha Chemical. Concurrently with the execution of the GE Sales Agreement, Hanwha Chemical entered into (i) a Share Purchase Agreement with the Company (the “Issuer Sales Agreement”), pursuant to which the Company agreed to sell to Hanwha Chemical 36,455,089 ordinary shares and (ii) a Share Purchase Agreement with Yonghua Solar Power Investment Holding Ltd. (“Yonghua”), pursuant to which Yonghua agreed to sell to Hanwha Chemical 38,634,750 ordinary shares (the “Yonghua Sales Agreement”). Hanwha Chemical subsequently assigned and transferred to Hanwha Solar, a wholly owned subsidiary of Hanwha Chemical, its rights and obligations under the Issuer Sales Agreement, the GE Sales Agreement and the Yonghua Sales Agreement. In connection with the transaction, Hanwha Solar requested the Company to issue 45,080,019 new ordinary shares at par value of US$0.0001 per share in a Share Issuance and Repurchase Agreement (“Share Issuance and Repurchase Agreement”).

Pursuant to the GE Sales Agreement and the Yonghua Sales Agreement, Hanwha Solar paid cash consideration of approximately US$202 million and US$90 million to Good Energies and Yonghua, respectively. Concurrently, pursuant to the Issuer Sales Agreement, the Company received net proceeds of approximately US$76 million for the issuance of 36,455,089 ordinary shares. On September 16, 2010, the respective parties to the GE Sales Agreement, the Issuer Sales Agreement and the Yonghua Sales Agreement consummated the purchase and sale of the ordinary shares and ADSs contemplated thereby. As a result, Good Energies and Yonghua ceased to own any ordinary shares or ADSs of the Company as of September 16, 2010.

The Company recorded the shares issued in the Share Issuance and Repurchase Agreement with Hanwha Solar as a liability in accordance ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, as there is an unconditional obligation that requires the Company to redeem the shares by transferring assets at a determinable date at the par value per share of US$0.0001. As of December 31, 2010, the Company has issued 30,672,689 ordinary shares to Hanwha Solar and recorded a liability of RMB20,554 in other current liabilities in connection with the Share Issuance and Repurchase Agreement.

In March 2011, the Company issued 14,407,330 ordinary shares to Hanwha Solar in connection with the Share Issuance and Repurchase Agreement and recorded an additional liability of US$1,441 in other current liabilities in connection with the Share Issuance and Repurchase Agreement.

On October 25, 2011, in connection with the repurchase of redeemable ordinary shares (Note 20), the Company repurchased and cancelled 25,017,671 ordinary shares in connection with the Share Issuance and Repurchase Agreement and reversed an amount of US$2,502. Accordingly, as of December 31, 2011, the Company has 20,062,348 outstanding shares issued to Hanwha Solar under the Share Issuance and Repurchase Agreement with a corresponding liability of RMB13,000 (US$2,087) recorded in other current liabilities (Note 12). Such balance remained unchanged in 2012.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

27. COMMITMENTS AND CONTINGENCIES

Acquisition of fixed assets

As of December 31, 2012, the Group had commitments of approximately RMB376,978,000 (US$60,509,141) related to the acquisition of fixed assets. The commitment for acquisition of fixed assets is expected to be settled within the next twelve months.

Operating lease commitments

The Group has entered into leasing arrangements relating to office premises and other facilities that are classified as operating leases. Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

	As of December 31, 2012
	(RMB’000)	(US$’000)

Year 2013	3,991	641
Year 2014	1,009	162
Year 2015 and thereafter	—	—

Total	5,000	803

The terms of the leases do not contain rent escalation or contingent rent.

Purchase of raw materials

The commitments related to framework contracts to purchase raw materials as of December 31, 2012 are as follows:

	As of December 31, 2012
	(RMB’000)	(US$’000)

Year 2013	168,881	27,107
Year 2014 and thereafter	—	—

	168,881	27,107

The above listing of amounts and timing of purchases are based on management’s best estimate using existing terms in the framework contracts, as amended or supplemented. To the extent the terms of the contracts are revised through negotiation or agreement between the Group and its suppliers, the amount or timing of purchases could change.

Litigation

The Group was involved in certain cases pending in various PRC and U.S. courts and arbitration as of December 31, 2012. For certain proceedings, the Group is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses. The Group is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, or the progress of settlement negotiations. On an annual basis, the Group reviews relevant information with respect to litigation contingencies, and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

For certain proceedings that the Group is involved as the plaintiff and expects favorable outcome, an estimated gain from a gain contingency is not reflected in the statement of financial position or statements of comprehensive income until the realization of the gain contingency.

Income Taxes

Effective from January 1, 2007, the Group adopted ASC 740-10, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. ASC 740-10 also provides guidance on de-recognition of income tax assets and liabilities, classification current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2011 and 2012, the Group has recorded an unrecognized tax benefit for RMB143,473,000 (US$23,029,004).

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING

28. SEGMENT REPORTING

The Group operates in a single business segment, which is the development, manufacturing, and sale of PV-related products. The following table summarizes the Group’s net revenues by geographic region based on the location of the customers:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Germany	4,706,767	2,652,159	1,489,499	239,081
USA	436,747	859,290	513,163	82,368
The PRC	612,695	599,247	382,469	61,391
India	—	136,249	263,228	42,251
South Korea	6,768	76,954	260,887	41,875
Japan	83	13,508	248,047	39,814
Italy	572,420	358,121	149,196	23,948
Greece	19,226	44,938	80,381	12,902
France	94,694	303,328	62,507	10,033
Belgium	83,431	132,932	44,941	7,214
Australia	407,261	448,498	27,773	4,458
Spain	131,166	152,133	7,043	1,130
Canada	92,063	157,650	1,506	242
Netherlands	—	330,920	—	—
The Czech Republic	165,906	785	—	—
Others	219,318	149,773	147,740	23,713

Total net revenue	7,548,545	6,416,485	3,678,380	590,420

All of the long-lived assets of the Group are located in the PRC.

For the year ended December 31, 2012, there were no customers that accounted for 10% or more of total net revenue. The customers that accounted for 10% or more of total net revenue for the year ended December 31, 2010 and 2011 are as follows:

	For the year ended December 31,
	2010	2011
	(RMB’000)	(RMB’000)

Schueco International KG	2,526,512	967,398
MEMC Singapore Pte Ltd.	*	695,680

*	Less than 10%

INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
INCOME (LOSS) PER SHARE

29. INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per share for each period presented are calculated as follows (in thousands, except share and per share amounts):

	For the year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Numerator:
Income (loss) attributable to ordinary shareholders — basic	757,357	(930,104)	(1,562,859)		(250,856)

Interest expense of convertible bonds and change in fair value of conversion feature of convertible bonds	87,357	—	—		—

Income (loss) attributable to ordinary shareholders — diluted	844,714	(930,104)	(1,562,859)		(250,856)

Denominator:
Weighted-average number of shares outstanding, opening	289,087,589	419,318,032	421,676,232		421,676,232
Weighted-average number of shares issued during the year	21,236,348	—	—		—
Weighted-average number of new ordinary shares issued in connection with exercise of options and vesting of RSUs	939,371	1,007,669	491,273		491,273

Weighted-average number of shares outstanding — basic	311,263,308	420,325,701	422,167,505		422,167,505
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	917,778	—	—		—
Weighted-average number of shares to be issued upon the conversion of convertible bonds	45,091,519	—	—		—

Weighted-average number of shares outstanding — diluted	357,272,605	420,325,701	422,167,505		422,167,505

Basic net income (loss) per share	RMB2.43	(RMB2.21)	(RMB3.70)	(US$	0.59)

Diluted net income (loss) per share	RMB2.36	(RMB2.21)	(RMB3.70)	(US$	0.59)

During the years ended December 31, 2011 and 2012, the Company issued 1,750,000 and 1,000,000 ordinary shares, respectively, to its share depository bank which have been and will continue to be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

For the years ended December 31, 2011 and 2012, the potential dilutive effect in relation to the stock options, unvested RSUs and convertible bonds were excluded as they have an anti-dilutive effect. The redeemable shares have been excluded in both basic and diluted net income (loss) per share as they are not entitled to the earnings of the Company.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS

30. FAIR VALUE MEASUREMENTS

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Foreign currency and commodity derivatives and interest rate swap are classified within Level 2 because they are valued using models utilizing market observable and other inputs.

The inputs used to measure the fair value of the conversion option of convertible bonds were largely unobservable, and, accordingly, the measurement was classified as Level 3. The fair value of the conversion option of convertible bonds was estimated using the binomial approach. The following assumptions were used for estimating the fair value:

	As of December 31,
	2011		2012
Underlying share price	US$	0.98	US$	1.01
Conversion price	US$	19.125	US$	19.125
Time to maturity		6.04 years		5.04 years
Risk-free rate		1.10%		0.73%
Expected volatility		102.63%		99.74%
Comparable yield to maturity		16.28%		17.32%

Underlying share price is the Company’s closing price as listed on NASDAQ on December 31, 2011 and 2012. The conversion price is the initial conversion price of the convertible bonds. Time to maturity is the remaining years from balance sheet date to January 15, 2018, the maturity date of the convertible bonds. The risk-free rate is derived from the United States Treasury zero coupon risk-free rates with the remaining terms equal to the time to maturity as of December 31, 2011 and 2012. The Company estimates the expected volatility and comparable yield to maturity based on a combination of the Company’s historical performance and the performance of comparable publicly listed companies.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2012 are summarized below:

	Fair value measurements at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2011
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)

Cash and cash equivalents
- Time deposits	1,976,555	—	—	1,976,555
- Restricted cash	281,626	—	—	281,626

Foreign currency / commodity / interest rate swap derivatives
- Financial assets	—	29,091	—	29,091
- Financial liabilities	—	30,670	—	30,670

Conversion option of convertible bonds	—	—	13,182	13,182

	Fair value measurements at December 31, 2012 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cash and cash equivalents
- Time deposits	676,476	—	—	676,476	108,582
- Restricted cash	150,462	—	—	150,462	24,151

Foreign currency / commodity / interest rate swap derivatives
- Financial liabilities	—	17,311	—	17,311	2,779

Conversion option of convertible bonds	—	—	7,908	7,908	1,269

The following is a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2012.

Conversion option of convertible bonds
(RMB’000)

Balance as of January 1, 2011	277,566
Unrealized gain	(264,384)

Balance as of December 31, 2011	13,182
Repurchase of convertible bonds	(10,966)
Unrealized loss	5,692

Balance as of December 31, 2012	7,908

The amount of realized or unrealized gain/loss is included in the consolidated statements of comprehensive income in “Changes in fair value of conversion feature of convertible bonds.”

In accordance with ASC 820, goodwill was written down to the fair value of zero, resulting in an impairment loss of RMB134,745,000, which was included in “Impairment of goodwill’’ in the consolidated statements of comprehensive income for the year ended December 31, 2011. Upon impairment, goodwill is classified within Level 3 because it is valued using an income approach using discounted cash flows derived based on management’s assumptions and estimates.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS

31. SUBSEQUENT EVENTS

Issuance of floating rate notes

On January 14, 2013, SolarOne HK entered into a subscription agreement with Samsung Securities (Asia) Ltd. and Kookmin Bank Hong Kong Ltd, pursuant to which SolarOne HK issued three-year US$100 million floating rate notes to the public. The floating rate notes were guaranteed by Hanwha Chemical and will mature on January 15, 2016 with payment of principal at maturity. The interest rate is based on the three-month LIBOR rate and the interest will be paid on a quarterly basis. The proceeds from the issuance of the notes will be used for general working capital purposes.

ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2012
ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY

32. ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer their net assets to the Company in the form of dividend payments, loans, or advances. As determined pursuant to PRC generally accepted accounting principles, net assets of the Company’s PRC subsidiaries which are restricted from transfer amounted to RMB2,726,247,000 (US$437,592,816) as of December 31, 2012.

Condensed Balance Sheets

		As of December 31,
	Note	2011	2012	2012
		(RMB’000)	(RMB’000)	(US$’000)

ASSETS
Current assets:
Cash and cash equivalents		6,770	3,216	516
Other receivables		100	98	15
Deferred expenses		212	3,969	637
Amount due from subsidiaries	b	3,925,198	3,600,276	577,884
Derivative contracts		18,122	—	—

Total current assets		3,950,402	3,607,559	579,052

Non-current assets:

Long-term deferred expenses	c	19,727	4,090	656
Investment in subsidiaries	a	872,625	—	—

Total non-current assets		892,352	4,090	656

Total assets		4,842,754	3,611,649	579,708

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:

Other payables	d	19,332	11,654	1,870
Derivative contracts		—	8,127	1,305
Amount due to subsidiaries	b	21,137	21,073	3,382

Total current liabilities		40,469	40,854	6,557

Non-current liabilities:

Convertible bonds		498,646	368,590	59,163

Loss in excess of investments		—	454,862	73,010

Total non-current liabilities		498,646	823,452	132,173

Total liabilities		539,115	864,306	138,730

Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2011 and 2012, respectively)		24	24	4

Shareholders’ equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 422,395,432 shares and 423,395,432 shares issued and outstanding at December 31, 2011 and 2012, respectively)		315	316	51
Additional paid-in capital		3,996,418	4,004,199	642,718
Retained earnings (accumulated deficit)		306,882	(1,255,977)	(201,598)
Accumulated other comprehensive loss		—	(1,219)	(197)

Total shareholders’ equity		4,303,615	2,747,319	440,974

Total liabilities, redeemable ordinary shares and shareholders’ equity		4,842,754	3,611,649	579,708

Condensed Statements of Comprehensive Income

		For the year ended December 31,
	Note	2010	2011	2012	2012
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Net revenues		—	—	—	—

Cost of revenues		—	—	—	—

Gross loss		—	—	—	—

Operating expenses		(7,822)	(20,574)	(7,753)	(1,244)

Operating loss		(7,822)	(20,574)	(7,753)	(1,244)

Share of profit (loss) from subsidiaries		924,740	(843,703)	(1,336,805)	(214,572)
Interest income		5	3	10	1
Interest expense		(118,980)	(142,407)	(118,690)	(19,051)
Changes in fair value of derivative contracts		7,082	(7,508)	(4,784)	(768)
Changes in fair value of conversion feature of convertible bonds		31,623	264,384	(5,692)	(914)
Loss on extinguishment of debt		—	—	(82,713)	(13,276)
Exchange losses		(79,291)	(180,299)	(7,651)	(1,228)

Income (loss) before tax		757,357	(930,104)	(1,564,078)	(251,052)

Income tax expense		—	—	—	—

Net income (loss)		757,357	(930,104)	(1,564,078)	(251,052)

Condensed Statements of Cash Flows

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Net cash used in operating activities	(9,913)	(56,383)	(41,176)	(6,609)

Net cash used in investing activities	(1,602,242)	(5,105)	(13,001)	(2,087)

Net cash provided by financing activities	1,634,371	40,449	50,623	8,125

Net increase (decrease) in cash and cash equivalents	22,216	(21,039)	(3,554)	(571)
Cash and cash equivalents at the beginning of year	5,593	27,809	6,770	1,087

Cash and cash equivalents at the end of year	27,809	6,770	3,216	516

Notes to the Condensed Financial Statements of the Company

(a) Basis of presentation

In the Company-only condensed financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception or acquisition. The Company-only condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of the subsidiaries’ profit or loss as “Share of profit (loss) from subsidiaries” on the condensed statements of comprehensive income. Under the equity method of accounting, the Company shall adjust the carrying amount of the investment for its share of the subsidiary’s cumulative losses until the investment balance reaches zero, unless it is contractually obligated to continue to pick up the subsidiary’s losses. The Company confirmed its unlimited financial support to its subsidiaries for their operations. Consequently, the Company recognized RMB454,862,000 (US$73,010,385) of its share of cumulative losses in excess of its investment in “Losses in excess of investments” as of December 31, 2012.

The subsidiaries did not pay any dividends to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

(b) Related party transactions and balances

As of December 31, 2011 and 2012, the Company paid on behalf of its subsidiaries of RMB3,925,198,000 and RMB3,600,276,000 (US$577,884,143), respectively. For the years ended December 31, 2011 and 2012, the Company paid on behalf of its subsidiaries of RMB44,632,000 and RMB34,466,000 (US$5,532,174), respectively.

As of December 31, 2011 and 2012, subsidiaries of the Company paid on behalf the Company of RMB21,137,000 and RMB21,073,000 (US$3,382,450), respectively. For the years ended December 31, 2011 and 2012, subsidiaries of the Company paid operating expenses, interest expense and consideration for repurchase of convertible bonds of RMB313,974,000 and RMB359,325,000 (US$57,675,639), respectively, on behalf of the Company.

As of December 31, 2011 and 2012, all balances with related parties were unsecured, non-interesting bearing and repayable on demand.

(c) Long-term deferred expenses

The long-term deferred expenses as of December 31, 2011 and 2012 mainly included the cost related to issuance of convertible bonds (Note 21) to be amortized over 10 years using the effective interest rate method. These issuance costs have been recorded as “Long-term deferred expenses.” As of December 31, 2011 and 2012, the unamortized costs related to the issuance of convertible bonds amounted to RMB19,718,000 and RMB4,080,000 (US$654,885), respectively.

(d) Other payables

As of December 31, 2011 and 2012, other payables mainly included interest payable to the holders of the convertible bonds of RMB17,544,000 and RMB10,068,000 (US$1,616,025), respectively.

(e) Commitments

The Company did not have any significant commitments or long-term obligations, other than the convertible bonds, as of any of the periods presented.

(f) Convenience translation

Amounts in United States dollars are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of Renminbi as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollars at such rate.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation	Basis of Presentation The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Comparative Information	Comparative Information Certain items in the consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.
Foreign Currency

Foreign Currency

The functional currency of the Company and each of its subsidiaries is Renminbi as determined based on the criteria of ASC 830, Foreign Currency Translation except SolarOne USA, Solar Australia and Solar Canada which have determined their functional currency to be their respective local currency. The reporting currency of the Company is also Renminbi. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are separately reported in the consolidated statements of comprehensive income. The Company uses the average exchange rate prevailing during the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. The resulting translation adjustments are recorded in other comprehensive loss.

Convenience Translation

Convenience Translation

Amounts in United States dollars are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012, the last business day in fiscal year 2012, in the City of New York for cable transfers of Renminbi as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollars at such rate.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods. Actual results could differ from these estimates. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, provision for doubtful debts, provision for advance to suppliers, provision for warranty, inventory write-down, useful lives of fixed assets and intangible assets, impairment of fixed assets, intangible assets and goodwill, valuation allowances on deferred tax assets, stock-based compensation expenses, fair values of derivative contracts and fair value of conversion feature of convertible bonds.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use and have original maturities less than 90 days.

Restricted Cash

Restricted Cash

Restricted cash represents amounts held by a bank as security for letters of credit facilities, notes payable and bank borrowings and, therefore, are not available for the Group’s use. Changes in restricted cash that relate to the purchase of raw materials or sale of goods are classified within cash flows from operating activities, changes in restricted cash that relate to the purchase of fixed assets are classified within cash flows from investing activities and changes in restricted cash that relate to bank borrowings are classified within cash flows from financing activities. The restriction on cash is expected to be released within the next twelve months.

Accounts and Notes Receivable

Accounts and Notes Receivable

Accounts and notes receivable are recognized and carried at original invoiced amounts less an allowance for potential uncollectible amounts. An allowance for doubtful accounts is recorded in the period in which collection is determined to be not probable based on historical experience, account balance aging, prevailing economic conditions and an assessment of specific evidence indicating troubled collection. A receivable is written off after all collection efforts have ceased.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs represent the incurred costs directly attributable to the issuance of the convertible bonds. These costs are deferred and amortized ratably using the effective interest method from the debt issuance date over the life of the convertible bonds. Upon the conversion of the bonds, the related debt issuance costs will be debited to shareholders’ equity.

Arrangement Fees

Arrangement Fees

Arrangement fees represent the incurred costs directly attributable to the bank borrowings. These costs are deferred and amortized ratably using the effective interest method over the term of the bank borrowings.

Inventories

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	20 years
Plant and machinery	10 years
Furniture, fixtures and office equipment	5 years
Computer software	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirement, sale and disposal of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Cost incurred in constructing new facilities, including progress payments, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion and depreciation commences when the asset is available for its intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Total interest costs incurred during 2010, 2011 and 2012 were RMB 167,054,000, RMB230,093,000 and RMB340,583,000 (US$54,667,341) and interest capitalized during 2010, 2011 and 2012 amounted to RMB5,377,000, RMB59,034,000 and RMB41,068,000 (US$6,591,869), respectively.

Intangible Assets

Intangible Assets

Land use rights

Land use rights represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the lives of the land use rights agreements, which have terms of tenure and weighted-average amortization period of 50 years.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of the acquired business.

Goodwill is reviewed at least annually for impairment, or earlier if there is an indication of impairment, in accordance with ASC 350, Goodwill and Other Intangible Assets. The Group assigns and assesses goodwill for impairment at the reporting unit level.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that goodwill is only allocable to one of our reporting units, SolarOne Technology. As of December 31, 2011, the Group performed impairment tests on goodwill in a two-step process. The Group determined the fair value of the reporting unit using the income approach based on the discounted expected future cash flows associated with the reporting unit. The discounted cash flows for the reporting unit were based on five-year projections. Cash flow projections were based on past experience, actual operating results and management’s best estimates about future developments, as well as certain market assumptions. Cash flow after the fifth year were estimated using a terminal value calculation, which considered terminal value growth rate at 3%, considering long-term revenue growth rates for entities in the relevant industries in the PRC. The discount rate of approximately 16% was used in the valuations which reflect the market assessment of the risks specific to the Group’s industry and is based on the weighted-average cost of capital for that particular reporting unit.

The Group recognized nil, RMB134,735,000, and nil of goodwill impairment expense for the years ended December 31, 2010, December 31, 2011 and December 31, 2012, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Group evaluates its long-lived assets or asset groups, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates for impairment by comparing the carrying amount of the assets to the future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

During the years ended December 31, 2011 and 2012, the significant decline in the market price of its PV products provided indication that the carrying value of its long-lived assets, including fixed assets and intangible assets, may not be recoverable. As of December 31, 2011 and 2012, based on the impairment assessment performed, the sum of the expected future undiscounted cash flows from the long-lived assets exceeded the carrying amount; therefore, the Company concluded the carrying amount of the long-lived assets is recoverable, and no impairment loss is recognized.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivable, accounts and notes payable, short-term bank borrowings, amounts due to/from related parties, long-term bank borrowings and convertible bonds. The carrying amounts of these financial instruments other than long-term bank borrowings and convertible bonds approximate their fair values due to the short-term maturity of these instruments. The long-term bank borrowings also approximate their fair value since they bear interest rates which approximate market interest rates.

The conversion option was bifurcated from the convertible bonds at its fair value and the residual value allocated to the convertible bonds was accreted to the redemption amount using the effective interest method. The Group determined the fair value of the conversion option using binomial model with the assistance of an independent third-party valuation firm.

As of December 31, 2011 and 2012, the fair value and carrying value of the convertible bonds is as follows:

		As of December 31,
	Note	2011	2012	2012
		(RMB’000)	(RMB’000)	(US$’000)

Fair value*		532,506	486,767	78,131
Carrying value	30	498,646	368,590	59,163

*	The fair value of the convertible bonds is determined using binomial model with reference to market quote on the trade price of the convertible bonds as of December 31, 2011 and 2012.

Financial Instruments - Embedded Foreign Currency Derivatives

Financial Instruments — Embedded Foreign Currency Derivatives

Certain of the Group’s sales contracts are denominated in a currency which is not the functional currency of either of the parties to the contract nor the currency in which the products being sold are routinely denominated in international commerce. Accordingly, the contracts contain embedded foreign currency forward contracts which are required to be separately accounted for in accordance with ASC 815-10, Derivatives and Hedging: Overall. The embedded foreign currency derivatives are separately accounted for and measured at fair value with changes in fair value reported as “Changes in fair value of derivative contracts” in the consolidated statements of comprehensive income. Embedded foreign currency derivatives are presented as current assets or liabilities. The Group does not enter into such derivative contracts for speculative purposes and hedge accounting has not been applied.

Financial Instruments - Foreign Currency Derivative Contracts, Commodity Contracts and Interest Rate Swap Contract

Financial Instruments — Foreign Currency Derivative Contracts, Commodity Contracts and Interest Rate Swap Contract

The Group’s primary objective for holding foreign currency derivative contracts, commodity derivative contracts and interest rate swap contract is to manage its foreign currency risks principally arising from sales contracts denominated in Euros, the stability of the purchase price for silver and aluminum (which are two kinds of raw materials required in the production of PV products), and the interest rate risk for the long-term bank borrowings. The Group records these derivative instruments as current assets or current liabilities, measured at fair value.

During the years ended December 31, 2010, 2011 and 2012, the Group entered into cross-currency exchange rate agreements to receive RMB and sell other currencies, commodity agreements to purchase silver and aluminum, and an interest rate swap agreement to pay fixed interest rate rather than floating rate. Changes in the fair value of these derivative instruments are recognized in the consolidated statements of comprehensive income. The Group has elected not to apply hedge accounting to these derivative instruments. As of December 31, 2012, the Group had outstanding cross-currency exchange rate contracts with notional amounts of Euro44,000,000 (2011: Euro50,000,000) and US$46,250,000 (2011: US$120,000,000), commodity contracts with a quantity of 140,000 ounces of silver (2011: 330,000 ounces) and nil of aluminum (2011: 4,000 ounces), and an interest rate swap contract with notional amount of US$50,000,000 (2011: US$50,000,000). The Group estimates the fair value of its foreign currency, commodity and interest rate swap derivatives using a pricing model based on market observable inputs.

Revenue Recognition

Revenue Recognition

The Group’s primary business activity is to produce and sell PV modules. The Group periodically, upon special request from customers, sells PV cells and silicon ingots. The Group records revenue related to the sale of PV modules, PV cells and silicon ingots when the criteria of ASC 605-10, Revenue Recognition: Overall, are met. These criteria include all of the following: persuasive evidence of an arrangement exists; delivery has occurred; the sales price is fixed or determinable; and collectability is reasonably assured.

More specifically, the Group’s sales arrangements are evidenced by framework sales agreements and/or by individual sales agreements for each transaction. The shipping terms of the Group’s sales arrangements are generally “Cost, Insurance and Freight” (“CIF”) and “Free on Board” (“FOB”) shipping point whereby the customer takes title and assumes the risks and rewards of ownership of the products upon delivery to the shipper. The customer bears all costs and risks of loss or damage to the goods from that point. Under some sales arrangements, the Group requires its customers to prepay prior to shipment. The Company performs ongoing credit assessment of each customer, including reviewing the customer’s latest financial information and historical payment record and performing necessary due diligence to determine acceptable credit terms. In instances where longer credit terms are granted to certain customers, the timing of revenue recognition was not impacted as the Company has historically been able to collect under the original payment terms without making concessions. Other than warranty obligations, the Group does not have any commitments or obligations to deliver additional products or services to the customers. Based on the above, the Group records revenue related to product sales upon delivery of the product to the shipper, assuming all other revenue recognition criteria are met.

Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to sales and purchases are included in selling expenses and cost of revenue, respectively.

The Group entered into a processing service arrangement to process PV cells into PV modules. For this service arrangement, the Group “purchases” PV cells from the customer and contemporaneously agrees to “sell” a specified quantity of PV modules back to the same customer. The quantity of PV modules sold back to the customers under these processing arrangements is consistent with the amount of PV cells purchased from the customer based on current production conversion rates. In accordance with ASC 845-15, Accounting for Purchases and Sales of Inventory with the Same Counterparty, the Group records the amount of revenue on these processing transactions based on the amount received for PV modules sold less the amount paid for the PV cells purchased from the customer. These sales are subject to all of the above-noted criteria relating to revenue recognition.

The Company recognizes revenue related to long-term solar systems integration services on the percentage-of-completion method. The Company estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. A contract may be regarded as substantially completed if remaining costs are not significant in amount. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. Unbilled amounts are included in the consolidated balance sheets as “unbilled solar systems integration revenue”.

Revenue is recognized net of all value-added taxes imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions. The Group does not offer implicit or explicit rights of return, regardless of whether goods were shipped to the distributors or shipped directly to the end user, other than due to product defect.

Cost of Revenue	Cost of Revenue Cost of revenue includes direct and indirect production costs.
Research and Development Costs	Research and Development Costs Research and development costs are expensed as incurred.
Advertising Expenditures

Advertising Expenditures

Advertising costs are expensed when incurred and are included in “selling expenses.” Advertising expenses were RMB742,000, RMB13,087,000 and RMB29,255,000 (US$4,695,751) for the years ended December 31, 2010, 2011 and 2012, respectively.

Warranty Cost

Warranty Cost

The Group primarily provides standard warranty coverage on PV modules sold to customers. Before 2012, the standard warranty provides for a 2 to 5-year warranty against technical defects, a 10-year warranty against a decline from initial power generation capacity of more than 10% and a 20 to 25-year warranty against a decline from initial power generation capacity of more than 20%. From January 1, 2012, the standard warranty provides a 12-year warranty against technical defects, and a 25-year linear warranty, which guarantees: 1) no less than 96% of the initial power generation capacity for PV modules in the first year, 2) an annual output degradation of no more than 0.7% thereafter, and 3) by the end of the 25th year, the actual power output shall be no less than 82% of initial power generation capacity.

The estimate of the amount of warranty obligation is primarily based on the following considerations: 1) the results of technical analyses, including simulation tests performed on the products by an industry-recognized external certification body as well as internally developed testing procedures conducted by the Company’s engineering team, 2) the Company’s historical warranty claims experience, 3) the warranty accrual practices of other companies in the industry that produce PV products that are comparable in engineering design, raw material input and functionality to the products, and which sell products to a similar class of customers, and 4) the expected failure rate and future costs to service failed products. The results of the technical analyses support the future operational efficiency of the PV modules at levels significantly above the minimum guaranteed levels over the respective warranty periods. The estimate of warranty costs are affected by the estimated and actual product failure rates, the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure. Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 12-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.

Government Grants

Government Grants

Government grants received by the Company consist of unrestricted grants and subsidies. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when all the conditions attached to the grants have been met, and the grants are received. For the government grants that is of a non-operating nature and with no further conditions to be met, the amounts are recorded as a non-operating income by offsetting to its operating expenses when received; whereas for the government grants with certain operating conditions, the amounts are recorded as liabilities when received and will be recorded as an operating income when the conditions are met.

During the years ended December 31, 2010, 2011 and 2012, the Group recorded RMB18,755,000, RMB14,437,000 and RMB25,911,000 (US$4,159,002), respectively, of government subsidies as an offset to its operating expenses, because these government grants were received due to the reason that the Group qualifies as a “high and new technology enterprise” in Jiangsu Province in the PRC. During the years ended December 31, 2010, 2011 and 2012, the Group received RMB9,595,000, nil and nil, respectively, as reimbursement for interest expense incurred for imported equipment, which are recorded as other income. The government grants recorded in operating expense or other income are not subject to adjustment and do not have any restrictions as to the use of funds.

As of December 31, 2011 and 2012, the Group recorded RMB50,000,000 and RMB50,000,000 (US$8,025,553), respectively, of government grants received as long-term payable because the Group has not fulfilled the conditions required by the government.

Accounting for Income Taxes and Uncertain Tax Positions

Accounting for Income Taxes and Uncertain Tax Positions

The Group accounts for income taxes in accordance with ASC 740, Accounting for Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740-10, Accounting for Uncertainty in Income Taxes, which clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and/or penalties related to an uncertain position, if and when required, as part of “other operating expenses” in the consolidated statements of comprehensive income.

Value-Added Tax ("VAT")

Value-Added Tax (“VAT”)

In accordance with the relevant tax laws in the PRC, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. To the extent the Group paid more than collected, the difference represents a net VAT recoverable balance at the balance sheet date.

Leases

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term; b) there is a bargain purchase option; c) the lease term is at least 75% of the property’s estimated remaining economic life; or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Rental expenses were RMB9,400,000, RMB10,270,000 and RMB12,787,000 (US$2,052,455) for the years ended December 31, 2010, 2011 and 2012, respectively. The Group had no capital leases during any of the periods stated herein.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Net income (loss) per share is calculated in accordance with ASC 260-10, Earnings Per Share. Basic income (loss) per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of convertible bonds are included in the computation of diluted income (loss) per ordinary share on an “if-converted” basis, when the impact is dilutive. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options and restricted stock units. Ordinary share equivalents are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive.

Stock Compensation

Stock Compensation

Stock awards granted to employees and non-employees are accounted for under ASC 718-10, Share-Based Payment, and ASC 505-50, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services, respectively.

In accordance with ASC 718-10, all grants of share options to employees are recognized in the financial statements based on their grant-date fair values. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with service conditions that have a graded vesting schedule.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU No. 2012-02 (“ASU 2012-02”), Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company will adopt ASU 2012-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In January 2013, the FASB issued ASU No. 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies that the scope of Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, would apply to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or are subject to a master netting arrangement or similar agreement. ASU 2013-01 is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual reports. Entities should provide the disclosures required by this ASU retrospectively for all comparative periods presented. The Company will adopt ASU 2013-01 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, this standard is effective prospectively for reporting periods beginning after December 15, 2012. The Company will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk are primarily cash and cash equivalents, accounts receivable, advances made to suppliers and long-term prepayments.

The Group has RMB600,144,000 (US$96,329,754) of cash and bank deposits in the PRC, which constitute about 89% of total cash and cash equivalents. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council promulgates implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law when necessary. Under the new Bankruptcy Law, a Chinese bank can go into bankruptcy. In addition, since China’s concession to the World Trade Organization (“WTO”), foreign banks have been gradually permitted to operate in China which has led to increased competition for Chinese banks. Further, the global financial crisis arising in the third quarter of 2008 has increase the risk of bank bankruptcy in the PRC. In the event of bankruptcy, it is uncertain whether the Group will be able to receive its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. The Group mitigates its risk of loss by continuing to monitor the financial strength of the financial institutions in which it makes deposits.

Advances made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases of raw materials. As a percentage of total advances to suppliers, including long-term prepayments, the five suppliers with largest advance balance accounted for an aggregate of 73.1% and 79.3% of total advances to suppliers balance as of December 31, 2011 and 2012, respectively. Due to the Group’s concentration of advances made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause a material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations (Note 5). The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any advances and the ongoing monitoring of its suppliers’ performance.

With respect to accounts receivable, the Group conducts periodic credit evaluation of its customers but does not require collateral or other security from its customers.

Concentration of customers

The Group currently sells a substantial portion of its PV products to a limited number of customers. As a percentage of revenues, the top five customers accounted for an aggregate of 51.9%, 45.0% and 29.8% for the years ended December 31, 2010, 2011 and 2012, respectively. The loss of sales from any of these customers would have a significant negative impact on the Group’s business. Sales to customers are mostly made through non-exclusive, short-term arrangements. Due to the Group’s dependence on a limited number of customers, any negative events with respect to the Group’s customers may cause material fluctuations or declines in the Group’s revenue and have a material adverse effect on the Group’s financial condition and results of operations.

Concentration of suppliers

A significant portion of the Group’s raw materials are sourced from its five largest silicon material suppliers who collectively accounted for an aggregate of 40.0%, 40.6% and 72.4% of the Group’s total silicon and silicon wafer purchases for the years ended December 31, 2010, 2011 and 2012, respectively. Failure to develop or maintain relationships with these suppliers may cause the Group to be unable to source adequate raw materials needed to manufacture its PV products. Any disruption in the supply of raw materials to the Group may adversely affect the Group’s business, financial condition and results of operations.

ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiaries

As of December 31, 2012, the Company’s subsidiaries included the following entities:

Name of subsidiary	Date of incorporation/ establishment/ acquisition	Place of incorporation/ establishment	Percentage of shareholding/ ownership	Principal activities

Hanwha SolarOne Investment Holding Ltd. (“SolarOne Investment”)	May 17, 2006	British Virgin Islands	100%	Investment holding

Hanwha SolarOne Hong Kong Limited (“SolarOne HK”)	May 16, 2007	Hong Kong	100%	Investment holding and international procurements/sales

Hanwha SolarOne U.S.A. Inc. (“SolarOne USA”) (previously known as Solarfun USA, Inc.)	September 18, 2007	United States of America	100%	Sales in USA

Hanwha SolarOne GmbH (“SolarOne GmbH”)	February 14, 2008	Germany	100%	Representation office

Solar Canada	April 26,2012	Canada	100%	International sales

Solar Australia	May 1, 2012	Australia	100%	International sales

SolarOne Nantong	April 15, 2011	PRC	100%	Development, manufacturing and sales of PV products to both domestic and overseas customers

Hanwha SolarOne (Qidong) Co., Ltd. (“SolarOne Qidong”)	August 27, 2004	PRC	100%	Development, manufacturing and sales of PV products to both domestic and overseas customers

Hanwha SolarOne (Shanghai) Co., Ltd. (“SolarOne Shanghai”) previously known as Shanghai Linyang Solar Technology Co., Ltd.)	March 29, 2006	PRC	100%	Sales of PV products to PRC customers

Hanwha Solar Engineering Research and Development Center Co., Ltd. (“Solar R&D”)	April 9, 2007	PRC	100%	Research and development

Hanwha SolarOne Technology Co., Ltd. (“SolarOne Technology”)	July 31, 2007	PRC	100%	Manufacturing of silicon ingots and wafers

Solar Engineering	May 25, 2010	PRC	100%	Provide construction services to build solar power systems and sales of PV products in the PRC

Nantong Hanwha I&E	April 15, 2011	PRC	100%	Import and export business

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	20 years
Plant and machinery	10 years
Furniture, fixtures and office equipment	5 years
Computer software	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives

Fair Value and Carrying Value of Convertible Bonds

As of December 31, 2011 and 2012, the fair value and carrying value of the convertible bonds is as follows:

		As of December 31,
	Note	2011	2012	2012
		(RMB’000)	(RMB’000)	(US$’000)

Fair value*		532,506	486,767	78,131
Carrying value	30	498,646	368,590	59,163

*	The fair value of the convertible bonds is determined using binomial model with reference to market quote on the trade price of the convertible bonds as of December 31, 2011 and 2012.

ACCOUNTS AND NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts Activity

The Group’s accounts receivable is net of the allowance for doubtful accounts. The allowance for doubtful accounts activity is as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Beginning balance	3,745	1,462	235
Provision for doubtful debt	1,778	87,626	14,065
Written-off	(4,061)	—	—

Ending balance	1,462	89,088	14,300

INVENTORIES - NET (Tables)	12 Months Ended
Dec. 31, 2012
Inventory

Inventories consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Raw materials	194,028	187,392	30,078
Work-in-progress	45,363	26,800	4,302
Finished goods	444,658	624,535	100,245

	684,049	838,727	134,625

OTHER CURRENT ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets

Other current assets consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

VAT recoverable	282,560	162,195	26,034
Income taxes recoverable	57,548	48,268	7,748
Unbilled solar systems integration revenue	—	60,822	9,763
Other receivables — net	128,115	20,064	3,220
Prepaid expenses	60,349	65,435	10,503

	528,572	356,784	57,268

FIXED ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets

Fixed assets consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Buildings	825,820	1,181,044	189,571
Plant and machinery	2,977,450	3,787,272	607,899
Furniture, fixtures and office equipment	75,147	83,330	13,375
Computer software	15,812	28,107	4,512
Motor vehicles	17,442	16,778	2,692
Leasehold improvement	6,352	562	90

	3,918,023	5,097,093	818,139
Less: Accumulated depreciation	(643,975)	(990,487)	(158,984)

	3,274,048	4,106,606	659,155
Construction-in-progress	1,441,914	673,267	108,067

	4,715,962	4,779,873	767,222

INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

Intangible assets consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Land use rights
Cost	351,481	358,585	57,557
Less: Accumulated amortization	(16,494)	(23,538)	(3,778)

	334,987	335,047	53,779

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill

Goodwill of the Group is as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Goodwill — gross	134,735	134,735	21,626
Accumulated impairment loss	(134,735)	(134,735)	(21,626)

Goodwill — net	—	—	—

LONG-TERM DEFERRED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Deferred Expenses

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Convertible bond issuance costs (Note 21)	19,718	4,080	655
Arrangement fees for non-current bank borrowings	25,580	20,931	3,360
Others	4,404	189	30

	49,702	25,200	4,045

BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Bank Borrowings

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Total bank borrowings	3,359,228	3,914,682	628,350

Comprised of:
Short-term	1,764,251	1,162,372	186,574
Long-term, current portion	242,604	467,204	74,991

	2,006,855	1,629,576	261,565
Long-term, non-current portion	1,352,373	2,285,106	366,785

	3,359,228	3,914,682	628,350

Secured/Guaranteed Bank Borrowings

Bank borrowings as of December 31, 2011 and 2012 were secured/guaranteed by the following:

December 31, 2011

Amount	Secured/guaranteed by
(RMB’000)

2,161,625	Guaranteed by the Company and other subsidiaries of the Group

441,495	Jointly guaranteed by (i) the Company and (ii) the Group’s premises and land use rights with net book value of RMB28,668,000 and RMB30,713,000, respectively (Notes 7 and 8)

630,090	Guaranteed by the Group’s equipment

126,018	Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch, which was valued as US$20,000,000

3,359,228

December 31, 2012

Amount	Secured/guaranteed by
(RMB’000)

1,131,390	Guaranteed by Hanwha Chemical Corporation (“Hanwha Chemical”)

1,003,782	Guaranteed by the Company and other subsidiaries of the Group

634,773

Jointly guaranteed by (i) the Company and other subsidiaries of the Group ,and (ii) the Group’s premises and land use rights with net book value of RMB53,127,000 (US$8,527,471) and RMB22,660,000 (US$3,637,181), respectively (Notes 7 and 8)

628,550	Guaranteed by the Group’s plant and machinery with net book value of RMB364,783,000 (US$58,551,709) (Notes 7)

404,305

Jointly guaranteed by (i) the Company, and (ii) the Group’s premises and land use rights with net book value of RMB56,259,000 (US$9,030,192) and RMB33,416,000 (US$5,363,638), respectively (Notes 7 and 8)

111,882	Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch, which was valued as US$20,000,000

3,914,682

Maturities of Long-Term Bank Borrowings

As of December 31, 2012, the maturities of these long-term bank borrowings were as follows:

	December 31,
	2012	2012
	(RMB’000)	(US$’000)

Within 1 year	467,204	74,991
Between 1 and 2 years	376,409	60,418
Between 2 and 3 years	1,654,134	265,507
Between 3 and 4 years	254,563	40,860

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Accrued warranty costs (Note 13)	162,133	177,869	28,550
Accrued wages and other employee welfare	77,207	81,514	13,084
Accrued freight and export related expense	14,253	38,938	6,250
Accrued professional service fees	35,276	26,972	4,329
Accrued interest expense for bank borrowings	5,473	14,499	2,327
Interest payable for convertible bonds	17,544	10,068	1,616
Taxes payable	7,531	9,846	1,579
Accrued utility expenses	11,043	9,263	1,486
Accrued arrangement fee and other expense related to bank borrowings	—	7,546	1,211
Accrued advertising fee	10,906	1,582	254
Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd. (“Hanwha Solar”) (Note 26)	13	13	2
Other accrued expenses and liabilities	33,859	22,427	3,603

	375,238	400,537	64,291

ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Warranty Activity

The Group’s warranty activity is summarized below:

	For the year ended December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Beginning balance	131,689	162,133	26,024
Warranty provision	64,730	33,108	5,314
Warranty reversal	(30,615)	(9,958)	(1,598)
Warranty claims	(3,671)	(7,414)	(1,190)

Ending balance	162,133	177,869	28,550

DERIVATIVE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2012
Location in Consolidated Statements of Comprehensive Income and Amount of Realized and Unrealized Gains/(Losses) Recognized in Income for Derivative Contracts Not Designated as Hedging Instruments

The following table reflects the location in the consolidated statements of comprehensive income and the amount of realized and unrealized gains/(losses) recognized in income for the derivative contracts not designated as hedging instruments for the years ended December 31, 2010, 2011 and 2012:

	Statement of comprehensive income location	Year ended December 31,
		2010	2011	2012
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Foreign exchange derivative contracts (not designated as hedging instruments) — realized	Changes in fair value of derivative contracts	78,966	(50,593)	38,835	6,233
Foreign exchange derivative contracts (not designated as hedging instruments) — unrealized	Changes in fair value of derivative contracts	(9,437)	32,316	(36,824)	(5,910)

Commodity derivative contracts (not designated as hedging instruments) — realized	Changes in fair value of derivative contracts	5,335	(19,164)	(17,777)	(2,854)
Commodity derivative contracts (not designated as hedging instruments) — unrealized	Changes in fair value of derivative contracts	2,667	(28,550)	24,074	3,864

Interest rate swap derivative contracts (not designated as hedging instruments) — unrealized	Changes in fair value of derivative contracts	—	(4,787)	(2,982)	(478)

		77,531	(70,778)	5,326	855

Fair Values of Derivatives Included in Consolidated Balance Sheets

The following table reflects the fair values of derivatives included in the consolidated balance sheets as of December 31, 2011 and 2012:

	Balance sheet location	Fair value as of December 31,
		2011	2012
		(RMB’000)	(RMB’000)	(US$’000)

Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	29,091	—	—

Derivative liabilities (not designated as hedging instruments):
Foreign exchange derivative contracts	Current liabilities: Derivative contracts	—	7,732	1,241
Commodity derivative contracts	Current liabilities: Derivative contracts	25,883	1,809	291
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	4,787	7,770	1,247

		30,670	17,311	2,779

ISSUANCE OF ORDINARY SHARES FROM EQUITY OFFERING (Tables)	12 Months Ended
Dec. 31, 2012
Share Issuance Activities

The Company’s share issuance activities in 2010 are summarized as follows:

Date	Issuance to	Number of ADSs	Number of ordinary shares	Total proceeds		Net proceeds
				(US$’000)	(RMB’000)	(US$’000)	(RMB’000)

September 2010	Hanwha Solar	*	36,455,089	78,171	524,606	76,044	510,331
November 2010	Hanwha Solar	*	45,981,604	82,767	549,481	82,767	549,481

		*	82,436,693	160,938	1,074,087	158,811	1,059,812
November 2010	Public	9,200,000	46,000,000	82,800	549,858	78,505	521,302

		9,200,000	128,436,693	243,738	1,623,945	237,316	1,581,114

*	Not applicable since the Company directly issued ordinary shares to Hanwha Solar.

SHARE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Share Option Activity Under 2006 Option Plan and 2007 Incentive Plan

The following tables summarized the Company’s share option activity under 2006 Option Plan and 2007 Incentive Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)

Outstanding, January 1, 2012	9,551,585	1.96	6.76	0.00
Granted	—
Exercised	—
Forfeited	(5,364,860)	2.03
Expired	—

Outstanding, December 31, 2012	4,186,725	1.86	5.53	0.00

Vested and expected to be vested at December 31, 2012	4,186,725	1.86	5.53	0.00

Exercisable at December 31, 2012	3,750,601	1.72	5.36	0.00

	Number of options	Weighted- average grant- date fair value
		(US$)

Unvested, January 1, 2012	2,364,259	0.96
Granted	—
Vested	(827,613)	1.04
Forfeited	(1,100,523)	0.91

Unvested, December 31, 2012	436,124	0.94

RSU Activity Under 2007 Incentive Plan

The following table summarized the Company’s RSU activity under 2007 Incentive Plan:

	Number of RSUs	Weighted-average grant date fair value	Aggregate intrinsic value
		(US$)	(US$)

Unvested, January 1, 2012	793,750	5.30	777,875
Granted	450,000	1.10
Vested	(218,122)	5.10	241,553
Forfeited	(359,063)	5.46

Unvested, December 31, 2012	666,565	2.45	673,231

Estimated Fair Value of Share Options on Grant Date Using Binomial-Lattice Model

The Company calculated the estimated fair value of share options on the grant date using the binomial-lattice model for 2010, and 2011, respectively, with the following assumptions. No share options were granted in 2012.

	Granted in 2010		Granted in 2011

Risk-free interest rate		0.25% – 3.31%	3.33%
Expected dividend yield		0%	0%
Expected volatility		80%	80%
Sub-optimal early exercise factor		3-4 times	2.5 times
Fair value of ordinary shares	From US$ to US$	1.39 2.49	US$1.71

Compensation Expense Relating to Share Options and RSU

Total compensation expense relating to share options and RSUs recognized for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenues	7,898	5,177	2,971	477
Selling expenses	4,184	4,223	971	156
General and administrative expenses	18,365	27,929	3,264	524
Research and development expenses	1,516	1,002	576	92

	31,963	38,331	7,782	1,249

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income (Loss) Before Income Taxes

Income (loss) before income taxes consists of:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Non-PRC	(94,101)	(334,470)	(948,417)	(152,231)
PRC	1,149,441	(740,579)	(599,187)	(96,176)

	1,055,340	(1,075,049)	(1,547,604)	(248,407)

Income Tax (Expense) Benefit

The income tax (expense) benefit is comprised of:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Current	(330,038)	(28,358)	7,638	1,226
Deferred	32,055	173,303	(22,893)	(3,675)

	(297,983)	144,945	(15,255)	(2,449)

Reconciliation of Tax to Income Tax (Expense) Benefit

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to PRC operations to income tax (expense) benefit is as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Income tax computed at the statutory tax rate at 25%	(263,835)	268,762	386,901	62,102
Non-deductible expenses	(13,561)	(55,004)	(17,722)	(2,845)
Preferential tax treatment	148,637	4,233	2,189	352
Research and development expense	6,165	4,020	5,227	839
Tax rate differences	(42,864)	(21,151)	(54,212)	(8,702)
Unrecognized tax benefit	(116,088)	—	—	—
Changes in the valuation allowance	(16,437)	(55,915)	(337,638)	(54,195)

	(297,983)	144,945	(15,255)	(2,449)

Components of Deferred Tax Assets (Liabilities)

The components of deferred tax assets (liabilities) are as follows:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Warranty provision	40,533	44,467	7,137
- Inventory write-off	115,149	45,629	7,324
- Allowance for advance to suppliers	116,926	157,840	25,335
- Allowance for doubtful accounts	13,980	47,581	7,637
- Allowance for amount due from related parties	—	3,990	641
- Derivative contracts	4,925	2,296	369
- Tax loss carried forward	8,482	—	—
- Others	20,854	11,602	1,862
Valuation allowance	(56,259)	(163,108)	(26,181)

Net current deferred tax assets	264,590	150,297	24,124

Non-current:
- Tax losses	84,824	383,640	61,579
- Fixed assets	16,374	39,214	6,294
- Others	119	63	10
Valuation allowance	(84,824)	(315,613)	(50,659)

Net non-current deferred tax assets	16,493	107,304	17,224

Deferred tax liabilities:
Non-current:
- Land use rights	25,387	24,798	3,980

Non-current deferred tax liabilities	25,387	24,798	3,980

Reconciliation of Accrued Unrecognized Tax Benefits

Reconciliation of accrued unrecognized tax benefits is as follows:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Beginning balance	27,385	143,473	143,473	23,029
Incurred during the year	116,088	—	—	—

Ending balance	143,473	143,473	143,473	23,029

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Name and Relationships with Related Parties

Name and Relationship with Related Parties

Name of related party	Relationship with the Group

Hanwha Chemical	Holding company of Hanwha Solar
Hanwha L&C Trading (Shanghai) Co., Ltd. (“Hanwha L&C”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Corporation	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Canada Inc.	A wholly-owned subsidiary of Hanwha Chemical
Hanwha International LLC. (“Hanwha International”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Chemical Trading (Shanghai) Co., Ltd (“Hanwha Chemical Trading”)	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Q.Cells GmbH (“Q.Cells”) (previously known as Q-Cells SE)*	A wholly-owned subsidiary of Hanwha Chemical
Ya An Yongwang Silicon Co., Ltd. (“Ya An”)	A wholly-owned subsidiary of HongKong YongWang Silicon Investment Co., Ltd., whose significant shareholder is Hanwha Chemical
Hanwha Corporation	Holding company of Hanwha Chemical
Hanwha TechM Co., Ltd. (“Hanwha TechM”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Europe GmbH (“Hanwha Europe”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Japan Co., Ltd. (“Hanwha Japan”)	A wholly-owned subsidiary of Hanwha Corporation
Food1st Food Culture Co., Ltd. (“Food1st”)	A wholly-owned subsidiary of Hanwha Corporation
Hanwha 63 City C., Ltd. (“Hanwha 63 City”)	A wholly-owned subsidiary of Hanwha Life Insurance Co.,Ltd., whose significant shareholder is Hanwha Corporation
Hanwha Q CELLS Korea Corp. (“Hanwha Solarenergy”) (previously known as Hanwha SolarEnergy Co., Ltd)	A subsidiary of Hanwha Corporation
Komodo Enterprise Inc. (“Komodo”)	A significant shareholder is Hanwha Solarenergy
Hanwha S&C Co., Ltd. (“Hanwha S&C”)	A company controlled by Hanwha Corporation
Hancomm, Inc. (“Hancomm”)	A company whose significant shareholder is Hanwha S&C
Linyang Electronics Co., Ltd. (“Linyang Electronics”)**	Controlling owner was also a significant shareholder of the Company
Qidong Huahong Electronics Co., Ltd. (“Qidong Huahong”)**	Controlling owner was also a significant shareholder of the Company
Nantong Huahong Ecological Gardening Co., Ltd. (“Nantong Huahong”)**	Controlling owner was also a significant shareholder of the Company
Nantong Linyang Labor Service Company (“Linyang Labor Service”)**	Controlling owner was also a significant shareholder of the Company
Q-Cells International GmbH (“QCI”)**	Controlling owner was also a significant shareholder of the Company
SMIC Energy Technology (Shanghai) Corporation (“SMIC ET”)***

A wholly owned subsidiary of Semiconductor Manufacturing International Corporation (“SMIC”) where David N.K. Wang, one of the Company’s independent directors, served as president and chief executive officer

Semiconductor Manufacturing International (Shanghai) Corporation (“SMIC Shanghai”) ***	A wholly owned subsidiary of SMIC where David N.K. Wang, one of the Company’s independent directors, served as president and chief executive officer

*

Before September 16, 2010, Q.Cells was a related party of the Group because its controlling owner was also a significant shareholder of the Company. Subsequent to the completion of share transfer on September 16, 2010 (Note 26), Q.Cells ceased to be a related party to the Group. On October 24, 2012, as a result of Hanwha Chemical acquiring a 100% interest in Q.Cells from its original shareholders, Q.Cells became as a related party.

**	Subsequent to the completion of share transfer on September 16, 2010 (Note 26), these companies ceased to be related parties to the Group.

***	Subsequent to David N.K. Wang’s resignation from SMIC in July 2011, these companies ceased to be related parties of the Group.

Significant Related Party Transactions and Balances

The Group had the following significant related party transactions and balances during the years presented:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Advance paid to related parties:
- Hanwha TechM	—	—	6,545	1,051
- Ya An	367,619	108,446	—	—
- Hanwha Chemical	7,679	76,436	—	—
- Hanwha L&C	—	43,481	—	—

	375,298	228,363	6,545	1,051

Purchase of raw materials from:
- Hanwha L&C	1,142	63,129	68,792	11,042
- Hanwha L&C Corporation	—	—	63,241	10,151
- Hanwha International	—	—	10,358	1,663
- Ya An	339,122	116,943	6,440	1,034
- Q.Cells	—	—	4,080	655
- Hanwha Chemical	1,883	86,735	—	—
- Linyang Electronics	79,187	—	—	—
- SMIC ET	4,602	—	—	—

	425,936	266,807	152,911	24,545

Purchase of services from:
- Food1st	—	8,177	27,147	4,357
- Hancomm	—	27,235	14,993	2,407
- Hanwha S&C	—	5,876	2,246	361
- Hanwha Solarenergy	—	570	—	—
- SMIC Shanghai	1,801	—	—	—
- Linyang Electronics	680	—	—	—
- Linyang Labor Service	889	—	—	—

	3,370	41,858	44,386	7,125

Purchase of fixed assets from:
- Hanwha TechM	—	30,026	3,586	576
- SMIC ET	33,662	—	—	—
- Linyang Electronics	1,510	—	—	—
- Nantong Huahong	990	—	—	—

	36,162	30,026	3,586	576

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Sales of products to:
- Hanwha Solarenergy	—	87,702	281,252	45,144
- Hanwha Corporation	—	468,381	250,012	40,130
- Hanwha Japan	—	67	248,047	39,814
- Hanwha Europe	—	228	147,582	23,688
- Hanwha International	—	—	82,549	13,250
- Komodo	—	—	29,298	4,703
- Hanwha Chemical Trading	—	—	125	20
- Hanwha Chemical	—	24,106	62	10
- Hanwha 63 City	—	3,367	—	—
- Q.Cells	442,832	—	—	—
- QCI	32,924	—	—	—
- Others	—	6	—	—

	475,756	583,857	1,038,927	166,759

Buildings leased from:
- SMIC Shanghai	1,229	4,291	—	—
- Linyang Electronics	2,856	—	—	—
- Qidong Huahong	1,368	—	—	—

	5,453	4,291	—	—

Balances with Related Parties

As of December 31, 2011 and 2012, balances with related parties are comprised of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Amount due from related parties-net:
- Hanwha Solarenergy	51,881	137,288	22,036
- Hanwha Japan	67	130,008	20,868
- Hanwha Europe	186	94,215	15,123
- Komodo	—	23,101	3,708
- Hanwha Corporation	153,956	15,312	2,458
- Hanwha International	—	14,844	2,383
- Hanwha Chemical	6,344	4,868	781
- Hancomm	885	884	142
- Others	—	90	14
- Ya An*	20,000	—	—
- Hanwha L&C	8,134	—	—

	241,453	420,610	67,513

*	In the year ended December 31, 2012, the Group provided full provision of RMB15,960,000 (US$2,561,757) for the advanced payment to Ya An, due to the liquidation of Ya An during 2012.

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Amount due to related parties:
- Hanwha L&C Corporation	—	49,207	7,898
- Q.Cells	—	6,388	1,025
- Hanwha Chemical	5,911	4,475	718
- Hanwha L&C	29,326	3,682	591
- Hanwha International	—	2,241	360
- Hancomm	411	2,016	324
- Hanwha S&C	560	1,738	279
- Hanwha L&C Canada Inc.	—	1,349	217
- Hanwha TechM	5,986	717	115
- Food1st	—	232	37
- Hanwha Europe	148	—	—

	42,342	72,045	11,564

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments for Non-Cancelable Operating Leases

Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

	As of December 31, 2012
	(RMB’000)	(US$’000)

Year 2013	3,991	641
Year 2014	1,009	162
Year 2015 and thereafter	—	—

Total	5,000	803

Commitments Related to Framework Contracts to Purchase Raw Materials

The commitments related to framework contracts to purchase raw materials as of December 31, 2012 are as follows:

	As of December 31, 2012
	(RMB’000)	(US$’000)

Year 2013	168,881	27,107
Year 2014 and thereafter	—	—

	168,881	27,107

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Net Revenues by Geographic Region

The following table summarizes the Group’s net revenues by geographic region based on the location of the customers:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Germany	4,706,767	2,652,159	1,489,499	239,081
USA	436,747	859,290	513,163	82,368
The PRC	612,695	599,247	382,469	61,391
India	—	136,249	263,228	42,251
South Korea	6,768	76,954	260,887	41,875
Japan	83	13,508	248,047	39,814
Italy	572,420	358,121	149,196	23,948
Greece	19,226	44,938	80,381	12,902
France	94,694	303,328	62,507	10,033
Belgium	83,431	132,932	44,941	7,214
Australia	407,261	448,498	27,773	4,458
Spain	131,166	152,133	7,043	1,130
Canada	92,063	157,650	1,506	242
Netherlands	—	330,920	—	—
The Czech Republic	165,906	785	—	—
Others	219,318	149,773	147,740	23,713

Total net revenue	7,548,545	6,416,485	3,678,380	590,420

Total Net Revenue by Major Customers

The customers that accounted for 10% or more of total net revenue for the year ended December 31, 2010 and 2011 are as follows:

	For the year ended December 31,
	2010	2011
	(RMB’000)	(RMB’000)

Schueco International KG	2,526,512	967,398
MEMC Singapore Pte Ltd.	*	695,680

*	Less than 10%

INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Net Income (Loss) Per Share

Basic and diluted net income (loss) per share for each period presented are calculated as follows (in thousands, except share and per share amounts):

	For the year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Numerator:
Income (loss) attributable to ordinary shareholders — basic	757,357	(930,104)	(1,562,859)		(250,856)

Interest expense of convertible bonds and change in fair value of conversion feature of convertible bonds	87,357	—	—		—

Income (loss) attributable to ordinary shareholders — diluted	844,714	(930,104)	(1,562,859)		(250,856)

Denominator:
Weighted-average number of shares outstanding, opening	289,087,589	419,318,032	421,676,232		421,676,232
Weighted-average number of shares issued during the year	21,236,348	—	—		—
Weighted-average number of new ordinary shares issued in connection with exercise of options and vesting of RSUs	939,371	1,007,669	491,273		491,273

Weighted-average number of shares outstanding — basic	311,263,308	420,325,701	422,167,505		422,167,505
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	917,778	—	—		—
Weighted-average number of shares to be issued upon the conversion of convertible bonds	45,091,519	—	—		—

Weighted-average number of shares outstanding — diluted	357,272,605	420,325,701	422,167,505		422,167,505

Basic net income (loss) per share	RMB2.43	(RMB2.21)	(RMB3.70)	(US$	0.59)

Diluted net income (loss) per share	RMB2.36	(RMB2.21)	(RMB3.70)	(US$	0.59)

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions to Estimate Fair Value of Conversion Option of Convertible Bonds

The following assumptions were used for estimating the fair value:

	As of December 31,
	2011		2012
Underlying share price	US$	0.98	US$	1.01
Conversion price	US$	19.125	US$	19.125
Time to maturity		6.04 years		5.04 years
Risk-free rate		1.10%		0.73%
Expected volatility		102.63%		99.74%
Comparable yield to maturity		16.28%		17.32%

Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2012 are summarized below:

	Fair value measurements at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2011
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)

Cash and cash equivalents
- Time deposits	1,976,555	—	—	1,976,555
- Restricted cash	281,626	—	—	281,626

Foreign currency / commodity / interest rate swap derivatives
- Financial assets	—	29,091	—	29,091
- Financial liabilities	—	30,670	—	30,670

Conversion option of convertible bonds	—	—	13,182	13,182

	Fair value measurements at December 31, 2012 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cash and cash equivalents
- Time deposits	676,476	—	—	676,476	108,582
- Restricted cash	150,462	—	—	150,462	24,151

Foreign currency / commodity / interest rate swap derivatives
- Financial liabilities	—	17,311	—	17,311	2,779

Conversion option of convertible bonds	—	—	7,908	7,908	1,269

Reconciliation of Liabilities Measured Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following is a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2012.

Conversion option of convertible bonds
(RMB’000)

Balance as of January 1, 2011	277,566
Unrealized gain	(264,384)

Balance as of December 31, 2011	13,182
Repurchase of convertible bonds	(10,966)
Unrealized loss	5,692

Balance as of December 31, 2012	7,908

ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

Condensed Balance Sheets

		As of December 31,
	Note	2011	2012	2012
		(RMB’000)	(RMB’000)	(US$’000)

ASSETS
Current assets:
Cash and cash equivalents		6,770	3,216	516
Other receivables		100	98	15
Deferred expenses		212	3,969	637
Amount due from subsidiaries	b	3,925,198	3,600,276	577,884
Derivative contracts		18,122	—	—

Total current assets		3,950,402	3,607,559	579,052

Non-current assets:

Long-term deferred expenses	c	19,727	4,090	656
Investment in subsidiaries	a	872,625	—	—

Total non-current assets		892,352	4,090	656

Total assets		4,842,754	3,611,649	579,708

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:

Other payables	d	19,332	11,654	1,870
Derivative contracts		—	8,127	1,305
Amount due to subsidiaries	b	21,137	21,073	3,382

Total current liabilities		40,469	40,854	6,557

Non-current liabilities:

Convertible bonds		498,646	368,590	59,163

Loss in excess of investments		—	454,862	73,010

Total non-current liabilities		498,646	823,452	132,173

Total liabilities		539,115	864,306	138,730

Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2011 and 2012, respectively)		24	24	4

Shareholders’ equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 422,395,432 shares and 423,395,432 shares issued and outstanding at December 31, 2011 and 2012, respectively)		315	316	51
Additional paid-in capital		3,996,418	4,004,199	642,718
Retained earnings (accumulated deficit)		306,882	(1,255,977)	(201,598)
Accumulated other comprehensive loss		—	(1,219)	(197)

Total shareholders’ equity		4,303,615	2,747,319	440,974

Total liabilities, redeemable ordinary shares and shareholders’ equity		4,842,754	3,611,649	579,708

Condensed Statements of Comprehensive Income

Condensed Statements of Comprehensive Income

		For the year ended December 31,
	Note	2010	2011	2012	2012
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Net revenues		—	—	—	—

Cost of revenues		—	—	—	—

Gross loss		—	—	—	—

Operating expenses		(7,822)	(20,574)	(7,753)	(1,244)

Operating loss		(7,822)	(20,574)	(7,753)	(1,244)

Share of profit (loss) from subsidiaries		924,740	(843,703)	(1,336,805)	(214,572)
Interest income		5	3	10	1
Interest expense		(118,980)	(142,407)	(118,690)	(19,051)
Changes in fair value of derivative contracts		7,082	(7,508)	(4,784)	(768)
Changes in fair value of conversion feature of convertible bonds		31,623	264,384	(5,692)	(914)
Loss on extinguishment of debt		—	—	(82,713)	(13,276)
Exchange losses		(79,291)	(180,299)	(7,651)	(1,228)

Income (loss) before tax		757,357	(930,104)	(1,564,078)	(251,052)

Income tax expense		—	—	—	—

Net income (loss)		757,357	(930,104)	(1,564,078)	(251,052)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Net cash used in operating activities	(9,913)	(56,383)	(41,176)	(6,609)

Net cash used in investing activities	(1,602,242)	(5,105)	(13,001)	(2,087)

Net cash provided by financing activities	1,634,371	40,449	50,623	8,125

Net increase (decrease) in cash and cash equivalents	22,216	(21,039)	(3,554)	(571)
Cash and cash equivalents at the beginning of year	5,593	27,809	6,770	1,087

Cash and cash equivalents at the end of year	27,809	6,770	3,216	516

Organization and Basis of Presentation - Additional Information (Detail)	May 25, 2010 Solar Engineering CNY	Apr. 15, 2011 SolarOne Nantong USD ($)	Apr. 15, 2011 Nantong Hanwha I&E CNY	Apr. 26, 2012 Solar Canada CAD	May 01, 2012 Solar Australia AUD	Dec. 31, 2012 Solar Australia AUD
Variable Interest Entity [Line Items]
Registered capital	50,000,000	$ 40,000,000	5,000,000	450,000		500,000
Business acquisition consideration price					16,732
Additional investment after acquisition						450,000
Registered and paid-in capital					50,000
Entity Date of Incorporation					2012-01
Equity interest ownership percentage					100.00%

Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
Hanwha SolarOne Investment Holding Ltd. ("SolarOne Investment")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	May 17, 2006
Place of incorporation/establishment	British Virgin Islands
Percentage of shareholding/ ownership	100.00%
Principal activities	Investment holding
Hanwha SolarOne Hong Kong Limited ("SolarOne HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	May 16, 2007
Place of incorporation/establishment	Hong Kong
Percentage of shareholding/ ownership	100.00%
Principal activities	Investment holding and international procurements/sales
Hanwha SolarOne U.S.A. Inc. ("SolarOne USA")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	Sep 18, 2007
Place of incorporation/establishment	United States of America
Percentage of shareholding/ ownership	100.00%
Principal activities	Sales in USA
Hanwha SolarOne GmbH ("SolarOne GmbH")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	Feb 14, 2008
Place of incorporation/establishment	Germany
Percentage of shareholding/ ownership	100.00%
Principal activities	Representation office
Solar Canada
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	Apr 26, 2012
Place of incorporation/establishment	Canada
Percentage of shareholding/ ownership	100.00%
Principal activities	International sales
Solar Australia
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	May 1, 2012
Place of incorporation/establishment	Australia
Percentage of shareholding/ ownership	100.00%
Principal activities	International sales
SolarOne Nantong
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	Apr 15, 2011
Place of incorporation/establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Development, manufacturing and sales of PV products to both domestic and overseas customers
Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	Aug 27, 2004
Place of incorporation/establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Development, manufacturing and sales of PV products to both domestic and overseas customers
Hanwha SolarOne (Shanghai) Co., Ltd. ("SolarOne Shanghai") (previously known as Shanghai Linyang Solar Technology Co., Ltd.)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	Mar 29, 2006
Place of incorporation/establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Sales of PV products to PRC customers
Hanwha Solar Engineering Research and Development Center Co., Ltd. ("Solar R&D")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	Apr 9, 2007
Place of incorporation/establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Research and development
Hanwha SolarOne Technology Co., Ltd. ("SolarOne Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	Jul 31, 2007
Place of incorporation/establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Manufacturing of silicon ingots and wafers
Solar Engineering
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	May 25, 2010
Place of incorporation/establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Provide construction services to build solar power systems and sales of PV products in the PRC
Nantong Hanwha I&E
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/establishment/acquisition	Apr 15, 2011
Place of incorporation/establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Import and export business

Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended							12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Silicon And Silicon Wafer Purchases	Dec. 31, 2011 Silicon And Silicon Wafer Purchases	Dec. 31, 2010 Silicon And Silicon Wafer Purchases	Dec. 31, 2012 Silver oz	Dec. 31, 2011 Silver oz	Dec. 31, 2012 Aluminum oz	Dec. 31, 2011 Aluminum oz	Dec. 31, 2012 Technical defects Minimum	Dec. 31, 2012 Technical defects Maximum	Dec. 31, 2012 Warranty against decline from initial power generation capacity of more than 10%	Dec. 31, 2012 Warranty against a decline from initial power generation capacity of more than 20% Minimum	Dec. 31, 2012 Warranty against a decline from initial power generation capacity of more than 20% Maximum	Dec. 31, 2012 Technical defects which guarantees no less than 97%	Dec. 31, 2012 Normal power generation capacity for poly and mono PV modules less than 96%	Dec. 31, 2012 Annual output degradation of no more than 0.7%	Dec. 31, 2012 Actual power output shall be no less than 82%
Significant Accounting Policies [Line Items]
Currency translation rate from USD to RMB	6.2301	6.2301
Interest costs incurred	$ 54,667,341	340,583,000	230,093,000	167,054,000
Interest costs capitalized	6,591,869	41,068,000	59,034,000	5,377,000
Land use rights, weighted-Average Amortization years	50 years	50 years
Terminal value growth rate	3.00%	3.00%
Valuation discount rate	16.00%	16.00%
Impairment of goodwill			134,735,000
Outstanding cross-currency exchange rate contracts, not designated as hedging instruments	46,250,000				44,000,000	120,000,000	50,000,000
Commodity contracts											140,000	330,000		4,000
Outstanding interest rate swap contract, not designated as hedging instruments	50,000,000					50,000,000
Advertising expenses	4,695,751	29,255,000	13,087,000	742,000
Warranty Period															2 years	5 years	10 years	20 years	25 years	12 years	25 years	1 year	25 years
Description of product warranty	Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 12-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year and 20 to 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.	Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 12-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year and 20 to 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.
Government subsidies as offset to its operating expenses	4,159,002	25,911,000	14,437,000	18,755,000
Government subsidies recorded as other income				9,595,000
Long Term Payable	8,026,000	50,000,000	50,000,000			8,026,000
Rent Expense	2,052,455	12,787,000	10,270,000	9,400,000
Cash and bank deposits in PRC	$ 96,329,754	600,144,000
Percentage of cash and cash equivalent to cash and bank deposits	89.00%	89.00%
Concentration of major top five suppliers as a percentage of total advance to suppliers	79.30%	79.30%	73.10%
Percentage of revenue from top five major customer	29.80%	29.80%	45.00%	51.90%
Percentage of Raw material purchases from five largest suppliers								72.40%	40.60%	40.00%

Estimated Useful Lives of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	Over the shorter of the lease term or their estimated useful lives

Fair Value and Carrying Value of Convertible Bonds (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Debt Instrument [Line Items]
Fair value	$ 78,131	[1]	486,767	[1]	532,506	[1]
Carrying value	$ 59,163		368,590		498,646

[1]	The fair value of the convertible bonds is determined using binomial model with reference to market quote on the trade price of the convertible bonds as of December 31, 2011 and 2012.

Allowance for Doubtful Accounts Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 235	1,462	3,745
Provision for doubtful debt	14,065	87,626	1,778
Written-off			(4,061)
Ending balance	$ 14,300	89,088	1,462

Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Inventory [Line Items]
Raw materials	$ 30,078	187,392	194,028
Work-in-progress	4,302	26,800	45,363
Finished goods	100,245	624,535	444,658
Inventories - net	$ 134,625	838,727	684,049

Inventories-Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Inventory Disclosure [Line Items]
Raw materials held in custody by other parties for processing	$ 1,763,856	10,989	1,097
Write-down of inventories	$ 52,335	326,051	583,097	134,489

Advance to Suppliers and Long-Term Prepayments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Investments in and Advances to Affiliates [Line Items]
Provision for doubtful collection of advances to supplier	$ 27,289	170,012	287,742	117

Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Assets, Current [Line Items]
VAT recoverable	$ 26,034	162,195	282,560
Income taxes recoverable	7,748	48,268	57,548
Unbilled solar systems integration revenue	9,763	60,822
Other receivables - net	3,220	20,064	128,115
Prepaid expenses	10,503	65,435	60,349
Other current assets	$ 57,268	356,784	528,572

Other Current Assets-Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Probable loss USD ($)	Dec. 31, 2012 Probable loss CNY	Dec. 31, 2011 Probable loss CNY	Dec. 31, 2011 Export CNY	Dec. 31, 2011 Advances to suppliers CNY
Other Assets, Current [Line Items]
VAT recoverable	$ 26,034,000	162,195,000	282,560,000				57,021,000
Other receivables - net	3,220,000	20,064,000	128,115,000					104,505,000
Provision for receivable	$ 8,033,000	50,048,000	54,456,000	$ 8,033,258	50,048,000	54,456,000

Fixed Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Property, Plant and Equipment [Line Items]
Buildings	$ 189,571	1,181,044	825,820
Plant and machinery	607,899	3,787,272	2,977,450
Furniture, fixtures and office equipment	13,375	83,330	75,147
Computer software	4,512	28,107	15,812
Motor vehicles	2,692	16,778	17,442
Leasehold improvement	90	562	6,352
Property Plant And Equipment Gross Excluding Construction In Progress, Total	818,139	5,097,093	3,918,023
Less: Accumulated depreciation	(158,984)	(990,487)	(643,975)
Property Plant And Equipment Excluding Construction In Progress Net, Total	659,155	4,106,606	3,274,048
Construction-in-progress	108,067	673,267	1,441,914
Fixed assets - net	$ 767,222	4,779,873	4,715,962

Fixed Assets-Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group USD ($)	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2011 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Buildings USD ($)	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Buildings CNY	Dec. 31, 2011 Guaranteed by the Company and other subsidiaries of the Group Buildings CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Plant and machinery USD ($)	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Plant and machinery CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2011 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 58,764,867	366,111,000	213,146,000	182,490,000
Net Book value								17,557,664	109,386,000	28,668,000	58,551,709	364,783,000
Short-term bank borrowings	186,574,000	1,162,372,000	1,764,251,000		79,958,267	498,148,000	315,477,000
Long-term bank borrowings	$ 366,785,000	2,285,106,000	1,352,373,000										$ 187,714,483	1,169,480,000	126,018,000

Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Finite-Lived Intangible Assets [Line Items]
Cost	$ 57,557	358,585	351,481
Less: Accumulated amortization	(3,778)	(23,538)	(16,494)
Intangible assets - net	$ 53,779	335,047	334,987

Intangible Assets - Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($) Property	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group USD ($)	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2011 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Land use rights USD ($)	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group Land use rights CNY	Dec. 31, 2011 Guaranteed by the Company and other subsidiaries of the Group Land use rights CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2011 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch Land use rights USD ($)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch Land use rights CNY	Dec. 31, 2011 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch Land use rights CNY
Finite-Lived Intangible Assets [Line Items]
Land use rights, number of parcels of land where premises are located	11	11
Number of land use right acquired	3	3
Net book value of asset pledged								$ 9,000,819	56,076,000	30,713,000
Short-term bank borrowings	186,574,000	1,162,372,000	1,764,251,000		79,958,267	498,148,000	315,477,000	79,958,267	498,148,000	315,477,000
Long-term bank borrowings	366,785,000	2,285,106,000	1,352,373,000								187,714,483	1,169,480,000	126,018,000	86,825,252	540,930,000	126,018,000
Amortization expense	1,130,640	7,044,000	5,495,000	4,500,000
Expected amortization expense, year 2013	1,149,741	7,163,000
Expected amortization expense, year 2014	1,149,741	7,163,000
Expected amortization expense, year 2015	1,149,741	7,163,000
Expected amortization expense, year 2016	1,149,741	7,163,000
Expected amortization expense, year 2017	$ 1,149,741	7,163,000

Goodwill (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Goodwill [Line Items]
Goodwill - gross	$ 21,626	134,735	134,735
Accumulated impairment loss	(21,626)	(134,735)	(134,735)
Goodwill - net

Goodwill - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Impairment of goodwill		134,735

Long-Term Deferred Expenses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Convertible bond issuance costs (Note 21)	$ 655	4,080	19,718
Arrangement fees for non-current bank borrowings	3,360	20,931	25,580
Others	30	189	4,404
Long-term deferred expenses	$ 4,045	25,200	49,702

Long -Term Deferred Expenses - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule of Capitalization, Long-term Debt [Line Items]
Arrangement fee for long-term loans	$ 2,946	18,355	42,586

Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Debt Instrument [Line Items]
Short-term	$ 186,574	1,162,372	1,764,251
Long-term, current portion	74,991	467,204	242,604
Debt, current	261,565	1,629,576	2,006,855
Long-term, non-current portion	366,785	2,285,106	1,352,373
Total bank borrowings	$ 628,350	3,914,682	3,359,228

Bank Borrowings - Additional Information (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2012 Standard Chartered bank (Hong Kong) Limited USD ($)	Dec. 31, 2012 Standard Chartered bank (Hong Kong) Limited CNY	Dec. 31, 2012 KDB Asia Limited USD ($)	Dec. 31, 2012 KDB Asia Limited CNY
Debt Instrument [Line Items]
Bank borrowings, average interest rate	4.20%	4.20%	4.93%
Bank borrowings, term				1 month	1 year
Long-term bank borrowings, average interest rate	4.25%	4.25%	4.50%
Loans outstanding						$ 67,645,784	421,440,000	$ 100,889,231	628,550,000	$ 181,600,616	1,131,390,000
Long-term borrowing, financing arrangement						22,920,659	142,798,000	100,889,231	628,550,000	18,160,061,636	1,131,390,000
Unused loan facility	$ 191,284,570	1,191,722,000	1,672,853,000

Summary of Secured / Guaranteed Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Guaranteed by Hanwha Chemical Corporation ("Hanwha Chemical") CNY	Dec. 31, 2012 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2011 Guaranteed by the Company and other subsidiaries of the Group CNY	Dec. 31, 2012 Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Guaranteed by the Group's plant and machinery with net book value CNY	Dec. 31, 2012 Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2011 Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2011 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch CNY	Dec. 31, 2011 Guaranteed by the Group's equipment CNY
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	$ 628,350	3,914,682	3,359,228	1,131,390	1,003,782	2,161,625	634,773	628,550	404,305	441,495	111,882	126,018	630,090

Summary of Secured / Guaranteed Bank Borrowings (Parenthetical) (Detail)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2011 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's premises and land use rights with net book value USD ($)	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value USD ($)	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2011 Buildings Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's premises and land use rights with net book value USD ($)	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value USD ($)	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2011 Land use rights Jointly guaranteed by (i) the Company and (ii) the Group's premises and land use rights with net book value CNY	Dec. 31, 2012 Plant and machinery Guaranteed by the Group's plant and machinery with net book value USD ($)	Dec. 31, 2012 Plant and machinery Guaranteed by the Group's plant and machinery with net book value CNY
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged			$ 8,527,471	53,127,000	$ 9,030,192	56,259,000	28,668,000	$ 3,637,181	22,660,000	$ 5,363,638	33,416,000	30,713,000	$ 58,551,709	364,783,000
Bank borrowing secured/guaranteed, letter of credit	$ 20,000,000	$ 20,000,000

Maturities of Long-Term Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Debt Instrument [Line Items]
Within 1 year	$ 74,991	467,204	242,604
Between 1 and 2 years	60,418	376,409
Between 2 and 3 years	265,507	1,654,134
Between 3 and 4 years	$ 40,860	254,563

Components of Accrued Expenses and Other Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Accrued Liabilities [Line Items]
Accrued warranty costs (Note 13)	$ 28,550	177,869	$ 26,024	162,133	131,689
Accrued wages and other employee welfare	13,084	81,514		77,207
Accrued freight and export related expense	6,250	38,938		14,253
Accrued professional service fees	4,329	26,972		35,276
Accrued interest expense for bank borrowings	2,327	14,499		5,473
Interest payable for convertible bonds	1,616	10,068		17,544
Taxes payable	1,579	9,846		7,531
Accrued utility expenses	1,486	9,263		11,043
Accrued arrangement fee and other expense related to bank borrowings	1,211	7,546
Accrued advertising fee	254	1,582		10,906
Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd. ("Hanwha Solar") (Note 26)	2	13		13
Other accrued expenses and liabilities	3,603	22,427		33,859
Accrued Expenses And Other Liabilities Current, Total	$ 64,291	400,537		375,238

Warranty Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Guarantor Obligations [Line Items]
Beginning balance	$ 26,024	162,133	131,689
Warranty provision	5,314	33,108	64,730
Warranty reversal	(1,598)	(9,958)	(30,615)
Warranty claims	(1,190)	(7,414)	(3,671)
Ending balance	$ 28,550	177,869	162,133

Notes Payable - Additional Information (Detail) (Restricted cash)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes payable secured, net book value of asset pledged	$ 9,088,939	56,625,000

Location in Consolidated Statements of Comprehensive Income and Amount of Realized and Unrealized Gains/(Losses) Recognized in Income for Derivative Contracts Not Designated as Hedging Instruments (Detail)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Not designated as hedging instrument Changes in fair value of derivative contracts USD ($)	Dec. 31, 2012 Not designated as hedging instrument Changes in fair value of derivative contracts CNY	Dec. 31, 2011 Not designated as hedging instrument Changes in fair value of derivative contracts CNY	Dec. 31, 2010 Not designated as hedging instrument Changes in fair value of derivative contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts Changes in fair value of derivative contracts USD ($)	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2011 Not designated as hedging instrument Foreign exchange contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2010 Not designated as hedging instrument Foreign exchange contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts Changes in fair value of derivative contracts USD ($)	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2011 Not designated as hedging instrument Commodity contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2010 Not designated as hedging instrument Commodity contracts Changes in fair value of derivative contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap Changes in fair value of derivative contracts USD ($)	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap Changes in fair value of derivative contracts CNY	Dec. 31, 2011 Not designated as hedging instrument Interest Rate Swap Changes in fair value of derivative contracts CNY
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income									$ 6,233	38,835	(50,593)	78,966	$ (2,854)	(17,777)	(19,164)	5,335
Amount of unrealized gains/(losses) recognized in income	(2,524)	(15,732)	(1,021)	(6,770)					(5,910)	(36,824)	32,316	(9,437)	3,864	24,074	(28,550)	2,667	(478)	(2,982)	(4,787)
Amount of realized and unrealized gains/(losses) recognized in income					$ 855	5,326	(70,778)	77,531

Fair Values of Derivatives Included in Consolidated Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Not designated as hedging instrument USD ($)	Dec. 31, 2012 Not designated as hedging instrument CNY	Dec. 31, 2011 Not designated as hedging instrument CNY	Dec. 31, 2011 Not designated as hedging instrument Foreign exchange contracts Current assets CNY	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts Current liabilities USD ($)	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts Current liabilities CNY	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts Current liabilities USD ($)	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts Current liabilities CNY	Dec. 31, 2011 Not designated as hedging instrument Commodity contracts Current liabilities CNY	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap Current liabilities USD ($)	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap Current liabilities CNY	Dec. 31, 2011 Not designated as hedging instrument Interest Rate Swap Current liabilities CNY
Derivatives, Fair Value [Line Items]
Derivative contracts, current assets			29,091				29,091
Derivative contracts, current liabilities	$ 2,779	17,311	30,670	$ 2,779	17,311	30,670		$ 1,241	7,732	$ 291	1,809	25,883	$ 1,247	7,770	4,787

Issuance of Ordinary Shares From Equity Offering - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 Public CNY	Dec. 31, 2010 Public September 2010 USD ($)	Dec. 31, 2010 Hanwha Solar CNY	Dec. 31, 2010 Hanwha Solar September 2010	Dec. 31, 2010 Hanwha Solar November 2010 USD ($)
Class of Stock [Line Items]
Number of shares issued	128,436,693							36,455,089
Number of American Depository Shares issued	9,200,000					9,200,000
Number of ordinary shares					521,302,000	$ 46,000,000	1,059,812,000		$ 45,981,604
Common stock par value		$ 0.0001							$ 0.0001

Share Issuance Activities (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2010 Hanwha Solar USD ($)		Dec. 31, 2010 Hanwha Solar CNY		Dec. 31, 2010 Hanwha Solar September 2010 USD ($)		Dec. 31, 2010 Hanwha Solar September 2010 CNY		Dec. 31, 2010 Hanwha Solar November 2010 USD ($)		Dec. 31, 2010 Hanwha Solar November 2010 CNY		Dec. 31, 2010 Public November 2010 USD ($)	Dec. 31, 2010 Public November 2010 CNY
Class of Stock [Line Items]
Date							2010-09		2010-09		2010-11		2010-11		2010-11	2010-11
Number of ADSs	9,200,000	9,200,000		[1]		[1]		[1]		[1]		[1]		[1]	9,200,000	9,200,000
Number of ordinary shares	128,436,693	128,436,693	82,436,693		82,436,693		36,455,089		36,455,089		45,981,604		45,981,604		46,000,000	46,000,000
Total proceeds	$ 243,738	1,623,945	$ 160,938		1,074,087		$ 78,171		524,606		$ 82,767		549,481		$ 82,800	549,858
Net proceeds	$ 237,316	1,581,114	$ 158,811		1,059,812		$ 76,044		510,331		$ 82,767		549,481		$ 78,505	521,302

[1]	Not applicable since the Company directly issued ordinary shares to Hanwha Solar.

Statutory Reserves - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011 Statutory Reserves	Dec. 31, 2010 Statutory Reserves	Dec. 31, 2011 Statutory Reserves General reserve fund	Dec. 31, 2010 Statutory Reserves General reserve fund	Dec. 31, 2012 PRC	Dec. 31, 2012 Minimum PRC	May 31, 2006 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong") Minimum
Statutory Accounting Practices [Line Items]
Required percentage of after tax profit to reserve						10.00%	10.00%
Required percentage of statutory reserve to registered capital					50.00%
Statutory Reserves Fund	4,456,000	100,436,000	4,456,000	100,436,000

Share Option Plans - Additional Information (Detail) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007 Granted on January 1, 2008	Dec. 31, 2010 Granted on January 1, 2009	Dec. 31, 2011 Granted on January 1, 2010	Dec. 31, 2012 Granted on January 1, 2011	Nov. 30, 2006 2006 Option Plan	Dec. 31, 2012 2006 Option Plan	Nov. 30, 2006 2006 Option Plan Minimum	Nov. 30, 2006 2006 Option Plan Maximum	Aug. 22, 2007 2007 Incentive Plan	Aug. 22, 2007 2007 Incentive Plan Maximum	Dec. 31, 2009 Restricted Stock Units (RSUs)	Nov. 30, 2007 Restricted Stock Units (RSUs) Person	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2007 Restricted Stock Units (RSUs) Granted on January 1, 2008	Dec. 31, 2010 Restricted Stock Units (RSUs) Granted on January 1, 2009	Dec. 31, 2011 Restricted Stock Units (RSUs) Granted on January 1, 2010	Dec. 31, 2012 Restricted Stock Units (RSUs) Granted on January 1, 2011	Dec. 31, 2012 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of options may issue								10,799,685
Stock option vesting term										3 years	5 years
Stock option expiry date								Nov 30, 2016
Number of ordinary shares may issue													10,799,685
Percentage of annual increase in number of outstanding ordinary shares												2.00%
Share based compensation expiration date												Aug 21, 2017
Stock units granted	450,000														59,994			7,500	7,500	7,500	7,500
Stock units authorized to be granted															7,500	420,000	1,337,625
Number of independent directors entitled to RSUs grants															3
Ratio of American Depositary Share to Ordinary share															0.2
Stock units vested	218,122													59,994
Restricted Stock Units vest in batches each year				2,500	1,250	1,250	1,250
Closing stock price, per share	$ 0.202
Aggregate fair value of share options vested	$ 862,762	$ 3,161,594	$ 4,043,806
Weighted average grant date fair value of share options granted		$ 1.07	$ 1.13
Aggregate intrinsic value of share options exercised		60,481	1,324,179						0
Aggregate fair value of share options outstanding	5,199,548
Unrecognized share based compensation cost related to share option	350,095
Unrecognized share-based compensation cost, weighted-average vesting period	3 years 10 months 28 days																					3 years 6 months 7 days
Aggregate fair value of vested RSU	1,105,941	3,583,331	627,513
Aggregate fair value of unvested restricted stock unit	1,631,870
Weighted-average grant-date fair value of restricted stock units	$ 1.1	$ 6.26	$ 8
Total intrinsic value of restricted stock units vested	241,553	2,533,282	407,400
Unrecognized share-based compensation cost related to restricted stock units	$ 1,856,753

Summary of Share Option Activity under 2006 Option Plan and 2007 Incentive Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Beginning Balance	9,551,585
Granted
Exercised
Forfeited	(5,364,860)
Expired
Ending Balance	4,186,725	9,551,585
Vested and expected to be vested at end of period	4,186,725
Exercisable at end of period	3,750,601
Weighted-average exercise price
Beginning balance	$ 1.96
Granted	$ 0
Exercised	$ 0
Forfeited	$ 2.03
Expired	$ 0
Ending Balance	$ 1.86	$ 1.96
Vested and expected to be vested at end of period	$ 1.86
Exercisable at end of period	$ 1.72
Weighted-average remaining contractual term (Years)
Ending Balance	5 years 6 months 11 days	6 years 9 months 4 days
Vested and expected to be vested at end of period	5 years 6 months 11 days
Exercisable at end of period	5 years 4 months 10 days
Aggregate intrinsic value
Exercised		$ 60,481	$ 1,324,179
Number of share
Unvested at beginning of period	793,750
Granted	450,000
Vested	(218,122)
Forfeited	(359,063)
Unvested at end of period	666,565	793,750
Weighted Average Grant-Date Fair Value
Granted	$ 1.1	$ 6.26	$ 8
Incentive Plan 2007
Number of share
Unvested at beginning of period	2,364,259
Granted
Vested	(827,613)
Forfeited	(1,100,523)
Unvested at end of period	436,124
Weighted Average Grant-Date Fair Value
Unvested at beginning of period	$ 0.96
Granted	$ 0
Vested	$ 1.04
Forfeited	$ 0.91
Unvested at end of period	$ 0.94
2006 Option Plan
Aggregate intrinsic value
Beginning Balance	0
Granted
Exercised	0
Forfeited
Expired
Ending balance	0
Vested and expected to be vested	0
Ending Balance, Exercisable	$ 0

RSU Activity Under 2007 Incentive Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number shares
Unvested at beginning of period	793,750
Granted	450,000
Vested	(218,122)
Forfeited	(359,063)
Unvested at end of period	666,565	793,750
Weighted Average Grant-Date Fair Value
Granted	$ 1.1	$ 6.26	$ 8
Incentive Plan 2007
Number shares
Unvested at beginning of period	2,364,259
Granted
Vested	(827,613)
Forfeited	(1,100,523)
Unvested at end of period	436,124
Weighted Average Grant-Date Fair Value
Unvested at beginning of period	$ 0.96
Granted	$ 0
Vested	$ 1.04
Forfeited	$ 0.91
Unvested at end of period	$ 0.94
Incentive Plan 2007 | Restricted Stock Units (RSUs)
Weighted Average Grant-Date Fair Value
Unvested at beginning of period	$ 5.3
Granted	$ 1.1
Vested	$ 5.1
Forfeited	$ 5.46
Unvested at end of period	$ 2.45
Aggregate intrinsic value
Unvested	$ 777,875
Vested	$ 241,553
Unvested	$ 673,231

Estimated Fair Value of Share Options on Grant Date Using Binomial-Lattice Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Risk-free interest rate, minimum		0.25%
Risk-free interest rate	3.33%
Risk-free interest rate, maximum		3.31%
Expected dividend yield	0.00%	0.00%
Expected volatility	80.00%	80.00%
Sub-optimal early exercise factor	2.5
Fair value of ordinary shares	$ 1.71
Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Sub-optimal early exercise factor		3
Fair value of ordinary shares		1.39
Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Sub-optimal early exercise factor		4
Fair value of ordinary shares		2.49

Compensation Expense Relating to Share Options and RSU (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stock Options And Restricted Stock Units USD ($)	Dec. 31, 2012 Stock Options And Restricted Stock Units CNY	Dec. 31, 2011 Stock Options And Restricted Stock Units CNY	Dec. 31, 2010 Stock Options And Restricted Stock Units CNY	Dec. 31, 2012 Stock Options And Restricted Stock Units Cost of revenues USD ($)	Dec. 31, 2012 Stock Options And Restricted Stock Units Cost of revenues CNY	Dec. 31, 2011 Stock Options And Restricted Stock Units Cost of revenues CNY	Dec. 31, 2010 Stock Options And Restricted Stock Units Cost of revenues CNY	Dec. 31, 2012 Stock Options And Restricted Stock Units Selling expenses USD ($)	Dec. 31, 2012 Stock Options And Restricted Stock Units Selling expenses CNY	Dec. 31, 2011 Stock Options And Restricted Stock Units Selling expenses CNY	Dec. 31, 2010 Stock Options And Restricted Stock Units Selling expenses CNY	Dec. 31, 2012 Stock Options And Restricted Stock Units General and administrative expenses USD ($)	Dec. 31, 2012 Stock Options And Restricted Stock Units General and administrative expenses CNY	Dec. 31, 2011 Stock Options And Restricted Stock Units General and administrative expenses CNY	Dec. 31, 2010 Stock Options And Restricted Stock Units General and administrative expenses CNY	Dec. 31, 2012 Stock Options And Restricted Stock Units Research and development expenses USD ($)	Dec. 31, 2012 Stock Options And Restricted Stock Units Research and development expenses CNY	Dec. 31, 2011 Stock Options And Restricted Stock Units Research and development expenses CNY	Dec. 31, 2010 Stock Options And Restricted Stock Units Research and development expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
ShareBasedCompensation	$ 642,667	4,003,885	6,633,542	5,869,503					$ 477	2,971	5,177	7,898
ShareBasedCompensation													156	971	4,223	4,184
ShareBasedCompensation	44,628	278,033	340,405	172,117													524	3,264	27,929	18,365
ShareBasedCompensation	14,578	90,820	68,217	53,500																	92	576	1,002	1,516
ShareBasedCompensation					$ 1,249	7,782	38,331	31,963

Redeemable Ordinary Shares - Additional Information (Detail)	1 Months Ended	12 Months Ended					1 Months Ended
	Oct. 25, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jan. 29, 2008 USD ($)	Jan. 29, 2008 CNY	Jan. 29, 2008 Convertible bonds issuance USD ($)	Oct. 25, 2011 American Depositary Share (ADSs)
Class of Stock [Line Items]
Number of American Depository Shares issued		9,200,000					9,019,611
Redeemable ordinary shares, shares issued			20,070,375	20,070,375			45,098,055
Redeemable ordinary shares, par value							$ 0.0001
Adjustment of fair value that would have been recognized if guidance in ASU 2009-15 had been applied from issuance date					$ 3,076	22,000
Ordinary shares repurchased and canceled	25,027,680							5,005,536

Convertible Bonds - Additional Information (Detail)	1 Months Ended	12 Months Ended						12 Months Ended
	Jan. 29, 2008 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 American Depositary Share (ADSs) USD ($)	Jan. 29, 2008 American Depositary Share (ADSs) USD ($)	Dec. 31, 2012 Holders may require Company to redeem all or a portion of Notes	Dec. 31, 2012 Company may redeem part or all of Notes
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Senior Notes	$ 172,500,000
Convertible Senior Notes maturity date	Jan 15, 2018
Convertible Senior Notes, interest rate	3.50%
Convertible Senior Notes commencing date	Jul 15, 2008
Percentage of principal amount of Convertible Senior Notes								100.00%	100.00%
Convertible Senior Notes, earliest conversion date								Jan 15, 2015	Jan 20, 2015
Convertible Senior Notes, conversion rate						52.2876
Convertible Senior notes, conversion price per share						$ 19.125
Principal amount of each Convertible Senior Notes						1,000
Notes principal amount		172,500,000
Convertible Senior Notes, issuance costs			40,459,198
Fair value per Ads on commitment date							$ 17.73
Derivative liability at initial fair value			962,993,000
Gain on conversion options resulting from change in fair value		(914,000)	(5,692,000)	264,384,000	31,623,000
Conversion option of convertible bonds, fair value		1,269,322	7,908,000	13,182,000	277,566,000
Loss on extinguishment of debt		(13,276,000)	(82,713,000)
Total consideration for repurchase of Notes		(48,036,000)	(299,271,000)
Notes repurchased , principal amount		71,900,000
Interest expense		$ 19,051,059	118,690,000

Long-Term Payable - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term payable	$ 8,026	50,000	$ 8,026	50,000

Income Taxes - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2011 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2010 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC	Dec. 31, 2012 Non-PRC USD ($)	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY
Income Taxes [Line Items]
Non-PRC subsidiaries, corporate income tax rates							0.00%	35.00%
Enterprise income tax rate												25.00%	25.00%	25.00%	25.00%
Preferential tax rate									15.00%	15.00%	15.00%
Income tax rate on PRC tax resident enterprises	25.00%	25.00%
Net tax operating losses												$ 141,977,175	884,532,000	322,288,000		$ 100,753,599	627,705,000	42,671,000
Net operating loss carry forwards, expire period												2029	2029	2029		2016	2016
Unrecognized tax benefits	$ 23,029,000	143,473,000	$ 23,029,000	143,473,000	143,473,000	27,385,000

Income (Loss) Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Non-PRC USD ($)	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY	Dec. 31, 2010 Non-PRC CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY
Schedule of Income Before Income Tax [Line Items]
(Loss) income before income taxes	$ (248,407)	(1,547,604)	(1,075,049)	1,055,340	$ (152,231)	(948,417)	(334,470)	(94,101)	$ (96,176)	(599,187)	(740,579)	1,149,441

Income Tax (Expense) Benefit (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 1,226	7,638	(28,358)	(330,038)
Deferred	(3,675)	(22,893)	173,303	32,055
Income tax (expense) benefit	$ (2,449)	(15,255)	144,945	(297,983)

Reconciliation of Tax to Income Tax (Expense) Benefit (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Reconciliation Of Income Taxes [Line Items]
Income tax computed at the statutory tax rate at 25%	$ 62,102	386,901	268,762	(263,835)
Non-deductible expenses	(2,845)	(17,722)	(55,004)	(13,561)
Preferential tax treatment	352	2,189	4,233	148,637
Research and development expense	839	5,227	4,020	6,165
Tax rate differences	(8,702)	(54,212)	(21,151)	(42,864)
Unrecognized tax benefit				(116,088)
Changes in the valuation allowance	(54,195)	(337,638)	(55,915)	(16,437)
Income tax (expense) benefit	$ (2,449)	(15,255)	144,945	(297,983)

Reconciliation of Tax to Income Tax (Expense) Benefit (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Income tax computed at the statutory tax rate	25.00%	25.00%	25.00%

Components of Deferred Tax Assets (Liabilities) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Warranty provision USD ($)	Dec. 31, 2012 Warranty provision CNY	Dec. 31, 2011 Warranty provision CNY	Dec. 31, 2012 Inventory write-off USD ($)	Dec. 31, 2012 Inventory write-off CNY	Dec. 31, 2011 Inventory write-off CNY	Dec. 31, 2012 Allowance for advance to suppliers USD ($)	Dec. 31, 2012 Allowance for advance to suppliers CNY	Dec. 31, 2011 Allowance for advance to suppliers CNY	Dec. 31, 2012 Allowance for doubtful accounts USD ($)	Dec. 31, 2012 Allowance for doubtful accounts CNY	Dec. 31, 2011 Allowance for doubtful accounts CNY	Dec. 31, 2012 Allowance for amount due from related parties USD ($)	Dec. 31, 2012 Allowance for amount due from related parties CNY	Dec. 31, 2012 Derivative contracts USD ($)	Dec. 31, 2012 Derivative contracts CNY	Dec. 31, 2011 Derivative contracts CNY	Dec. 31, 2012 Tax loss carried forward USD ($)	Dec. 31, 2012 Tax loss carried forward CNY	Dec. 31, 2011 Tax loss carried forward CNY	Dec. 31, 2012 Others USD ($)	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2012 Fixed assets USD ($)	Dec. 31, 2012 Fixed assets CNY	Dec. 31, 2011 Fixed assets CNY	Dec. 31, 2012 Land use rights USD ($)	Dec. 31, 2012 Land use rights CNY	Dec. 31, 2011 Land use rights CNY
Components Of Deferred Tax Assets And Liabilities [Line Items]
Gross deferred tax assets, current				$ 7,137	44,467	40,533	$ 7,324	45,629	115,149	$ 25,335	157,840	116,926	$ 7,637	47,581	13,980	$ 641	3,990	$ 369	2,296	4,925			8,482	$ 1,862	11,602	20,854
Valuation allowance current	(26,181)	(163,108)	(56,259)
Gross deferred tax assets, non-current																					61,579	383,640	84,824	10	63	119	6,294	39,214	16,374
Net current deferred tax assets	24,124	150,297	264,590
Valuation allowance, non-current	(50,659)	(315,613)	(84,824)
Net non-current deferred tax assets	17,224	107,304	16,493
Non-current deferred tax liabilities	$ 3,980	24,798	25,387																											$ 3,980	24,798	25,387

Reconciliation of Accrued Unrecognized Tax Benefits (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Schedule of Unrecognized Tax Benefits [Line Items]
Beginning balance	27,385	$ 23,029	143,473	$ 23,029	143,473
Incurred during the year	116,088
Ending balance	143,473	$ 23,029	143,473	$ 23,029	143,473

Name and Relationships with Related Parties (Detail)	12 Months Ended
Dec. 31, 2012
Hanwha Chemical
Related Party Transaction [Line Items]
Related party relationship with group	Holding company of Hanwha Solar
Hanwha L&C Trading (Shanghai) Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Corporation
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Canada Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha International LLC.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Chemical Trading (Shanghai) Co., Ltd
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Q.Cells GmbH
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical	[1]
Ya An Yongwang Silicon Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of HongKong YongWang Silicon Investment Co., Ltd., whose significant shareholder is Hanwha Chemical
Hanwha Corporation
Related Party Transaction [Line Items]
Related party relationship with group	Holding company of Hanwha Chemical
Hanwha TechM Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Europe GmbH
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Hanwha Japan Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Food1st Food Culture Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Hanwha 63 City C., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Life Insurance Co.,Ltd., whose significant shareholder is Hanwha Corporation
Hanwha Q CELLS Korea Corp.
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Komodo Enterprise Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A significant shareholder is Hanwha Solarenergy
Hanwha S&C Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by Hanwha Corporation
Hancomm, Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A company whose significant shareholder is Hanwha S&C
Linyang Electronics Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	Controlling owner was also a significant shareholder of the Company	[2]
Qidong Huahong Electronics Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	Controlling owner was also a significant shareholder of the Company	[2]
Nantong Huahong Ecological Gardening Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	Controlling owner was also a significant shareholder of the Company	[2]
Nantong Linyang Labor Service Company
Related Party Transaction [Line Items]
Related party relationship with group	Controlling owner was also a significant shareholder of the Company	[2]
Q-Cells International GmbH
Related Party Transaction [Line Items]
Related party relationship with group	Controlling owner was also a significant shareholder of the Company	[2]
SMIC Energy Technology (Shanghai) Corporation
Related Party Transaction [Line Items]
Related party relationship with group	A wholly owned subsidiary of Semiconductor Manufacturing International Corporation ("SMIC") where David N.K. Wang, one of the Company's independent directors, served as president and chief executive officer	[3]
Semiconductor Manufacturing International (Shanghai) Corporation
Related Party Transaction [Line Items]
Related party relationship with group	A wholly owned subsidiary of SMIC where David N.K. Wang, one of the Company's independent directors, served as president and chief executive officer	[3]

[1]	Before September 16, 2010, Q.Cells was a related party of the Group because its controlling owner was also a significant shareholder of the Company. Subsequent to the completion of share transfer on September 16, 2010 (Note 26), Q.Cells ceased to be a related party to the Group. On October 24, 2012, as a result of Hanwha Chemical acquiring a 100% interest in Q.Cells from its original shareholders, Q.Cells became as a related party.
[2]	Subsequent to the completion of share transfer on September 16, 2010 (Note 26), these companies ceased to be related parties to the Group.
[3]	Subsequent to David N.K. Wang's resignation from SMIC in July 2011, these companies ceased to be related parties of the Group.

Name and Relationships with Related Parties (Parenthetical) (Detail)	1 Months Ended
Oct. 24, 2012
Related Party Transaction [Line Items]
Business acquisition percentage	100.00%

Significant Related Party Transactions and Balances (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Hanwha Solarenergy Corporation USD ($)	Dec. 31, 2012 Hanwha Solarenergy Corporation CNY	Dec. 31, 2011 Hanwha Solarenergy Corporation CNY	Dec. 31, 2012 Hanwha Corporation USD ($)	Dec. 31, 2012 Hanwha Corporation CNY	Dec. 31, 2011 Hanwha Corporation CNY	Dec. 31, 2012 Hanwha Japan Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha Japan Co., Ltd. CNY	Dec. 31, 2011 Hanwha Japan Co., Ltd. CNY	Dec. 31, 2012 Hanwha Europe GmbH USD ($)	Dec. 31, 2012 Hanwha Europe GmbH CNY	Dec. 31, 2011 Hanwha Europe GmbH CNY	Dec. 31, 2012 Hanwha International LLC. USD ($)	Dec. 31, 2012 Hanwha International LLC. CNY	Dec. 31, 2012 Komodo Enterprise Inc. USD ($)	Dec. 31, 2012 Komodo Enterprise Inc. CNY	Dec. 31, 2012 Hanwha Chemical Trading (Shanghai) Co., Ltd USD ($)	Dec. 31, 2012 Hanwha Chemical Trading (Shanghai) Co., Ltd CNY	Dec. 31, 2012 Hanwha Chemical USD ($)	Dec. 31, 2012 Hanwha Chemical CNY	Dec. 31, 2011 Hanwha Chemical CNY	Dec. 31, 2010 Hanwha Chemical CNY	Dec. 31, 2011 Hanwha 63 City C., Ltd. CNY	Dec. 31, 2012 Hanwha Q.Cells GmbH USD ($)	Dec. 31, 2012 Hanwha Q.Cells GmbH CNY	Dec. 31, 2010 Hanwha Q.Cells GmbH CNY	Dec. 31, 2010 Q-Cells International GmbH CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2011 Semiconductor Manufacturing International (Shanghai) Corporation CNY	Dec. 31, 2010 Semiconductor Manufacturing International (Shanghai) Corporation CNY	Dec. 31, 2010 Linyang Electronics Co., Ltd. CNY	Dec. 31, 2010 Qidong Huahong Electronics Co., Ltd. CNY	Dec. 31, 2012 Hanwha TechM Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2011 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2012 Ya An Yongwang Silicon Co., Ltd. USD ($)	Dec. 31, 2012 Ya An Yongwang Silicon Co., Ltd. CNY	Dec. 31, 2011 Ya An Yongwang Silicon Co., Ltd. CNY	Dec. 31, 2010 Ya An Yongwang Silicon Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Trading (Shanghai) Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2011 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2010 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Corporation USD ($)	Dec. 31, 2012 Hanwha L&C Corporation CNY	Dec. 31, 2010 SMIC Energy Technology (Shanghai) Corporation CNY	Dec. 31, 2012 Food1st Food Culture Co., Ltd. USD ($)	Dec. 31, 2012 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2011 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2012 Hancomm, Inc. USD ($)	Dec. 31, 2012 Hancomm, Inc. CNY	Dec. 31, 2011 Hancomm, Inc. CNY	Dec. 31, 2012 Hanwha S&C Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2011 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2010 Nantong Linyang Labor Service Company CNY	Dec. 31, 2010 Nantong Huahong Ecological Gardening Co., Ltd. CNY
Related Party Transaction [Line Items]
Advance paid to related parties	$ 1,051	6,545	228,363	375,298																					76,436	7,679											$ 1,051	6,545				108,446	367,619			43,481
Purchase of fixed assets from related party	576	3,586	30,026	36,162																															1,510		576	3,586	30,026											33,662											990
Purchase of raw materials from related party	24,545	152,911	266,807	425,936													1,663	10,358							86,735	1,883		655	4,080						79,187					1,034	6,440	116,943	339,122	11,042	68,792	63,129	1,142	10,151	63,241	4,602
Sales of products to related party	166,759	1,038,927	583,857	475,756	45,144	281,252	87,702	40,130	250,012	468,381	39,814	248,047	67	23,688	147,582	228	13,250	82,549	4,703	29,298	20	125	10	62	24,106		3,367			442,832	32,924	6
Purchase of services from related party	7,125	44,386	41,858	3,370			570																											1,801	680																4,357	27,147	8,177	2,407	14,993	27,235	361	2,246	5,876	889
Buildings leased from related party			4,291	5,453																													4,291	1,229	2,856	1,368

Balances with Related Parties (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Hanwha Solarenergy Corporation USD ($)	Dec. 31, 2012 Hanwha Solarenergy Corporation CNY	Dec. 31, 2011 Hanwha Solarenergy Corporation CNY	Dec. 31, 2012 Hanwha Japan Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha Japan Co., Ltd. CNY	Dec. 31, 2011 Hanwha Japan Co., Ltd. CNY	Dec. 31, 2012 Hanwha Europe GmbH USD ($)	Dec. 31, 2012 Hanwha Europe GmbH CNY	Dec. 31, 2011 Hanwha Europe GmbH CNY	Dec. 31, 2012 Komodo Enterprise Inc. USD ($)	Dec. 31, 2012 Komodo Enterprise Inc. CNY	Dec. 31, 2012 Hanwha Corporation USD ($)	Dec. 31, 2012 Hanwha Corporation CNY	Dec. 31, 2011 Hanwha Corporation CNY	Dec. 31, 2012 Hanwha International LLC. USD ($)	Dec. 31, 2012 Hanwha International LLC. CNY	Dec. 31, 2012 Hanwha Chemical USD ($)	Dec. 31, 2012 Hanwha Chemical CNY	Dec. 31, 2011 Hanwha Chemical CNY	Dec. 31, 2012 Hancomm, Inc. USD ($)	Dec. 31, 2012 Hancomm, Inc. CNY	Dec. 31, 2011 Hancomm, Inc. CNY	Dec. 31, 2012 Others USD ($)	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Ya An Yongwang Silicon Co., Ltd. CNY		Dec. 31, 2012 Hanwha L&C Trading (Shanghai) Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2011 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Corporation USD ($)	Dec. 31, 2012 Hanwha L&C Corporation CNY	Dec. 31, 2012 Hanwha Q.Cells GmbH USD ($)	Dec. 31, 2012 Hanwha Q.Cells GmbH CNY	Dec. 31, 2012 Hanwha S&C Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2011 Hanwha S&C Co., Ltd. CNY	Dec. 31, 2012 Hanwha L&C Canada Inc. USD ($)	Dec. 31, 2012 Hanwha L&C Canada Inc. CNY	Dec. 31, 2012 Hanwha TechM Co., Ltd. USD ($)	Dec. 31, 2012 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2011 Hanwha TechM Co., Ltd. CNY	Dec. 31, 2012 Food1st Food Culture Co., Ltd. USD ($)	Dec. 31, 2012 Food1st Food Culture Co., Ltd. CNY
Related Party Transaction [Line Items]
Amount due from related parties, Current	$ 67,513,000	420,610,000	241,453,000	$ 22,036,000	137,288,000	51,881,000	$ 20,868,000	130,008,000	67,000	$ 15,123,000	94,215,000	186,000	$ 3,708,000	23,101,000	$ 2,458,000	15,312,000	153,956,000	$ 2,383,000	14,844,000	$ 781,000	4,868,000	6,344,000	$ 142,000	884,000	885,000	$ 14,000	90,000	20,000,000	[1]			8,134,000
Amount due to related parties	$ 11,564,000	72,045,000	42,342,000									148,000						$ 360,000	2,241,000	$ 718,000	4,475,000	5,911,000	$ 324,000	2,016,000	411,000					$ 591,000	3,682,000	29,326,000	$ 7,898,000	49,207,000	$ 1,025,000	6,388,000	$ 279,000	1,738,000	560,000	$ 217,000	1,349,000	$ 115,000	717,000	5,986,000	$ 37,000	232,000

[1]	In the year ended December 31, 2012, the Group provided full provision of RMB15,960,000 (US$2,561,757) for the advanced payment to Ya An, due to the liquidation of Ya An during 2012.

Balances with Related Parties (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Related Party Transaction [Line Items]
Provision for doubtful collection of amount due from a related party	$ 2,562	15,960

Related party Transaction - Additional Information (Detail) (AUD)	1 Months Ended
	Oct. 24, 2012	May 01, 2012 Solar Australia
Related Party Transaction [Line Items]
Acuired equity interest	100.00%	100.00%
Total cash consideration		16,732

Employee Defined Contribution Plan - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Defined Benefit Plan Disclosure [Line Items]
Define contribution plan employer contribution based on employees' salaries, percentage	41.00%	41.00%
Define contribution plan employer contribution, amount	$ 12,754,851	79,464,000	84,493,000	52,369,000

Share Issuance And Repurchase Agreement - Additional Information (Detail)	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Oct. 25, 2011	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Aug. 03, 2010 GE Sales Agreement	Dec. 31, 2010 GE Sales Agreement USD ($)	Aug. 03, 2010 Issuer Sales Agreement	Dec. 31, 2010 Issuer Sales Agreement USD ($)	Aug. 03, 2010 Yonghua Sales Agreement	Dec. 31, 2010 Yonghua Sales Agreement USD ($)	Oct. 25, 2011 Share Issuance and Repurchase Agreement USD ($)	Mar. 31, 2011 Share Issuance and Repurchase Agreement USD ($)	Dec. 31, 2010 Share Issuance and Repurchase Agreement	Dec. 31, 2011 Share Issuance and Repurchase Agreement	Aug. 03, 2010 Share Issuance and Repurchase Agreement USD ($)	Oct. 25, 2011 Share Issuance and Repurchase Agreement Other liabilities current USD ($)	Oct. 25, 2011 Share Issuance and Repurchase Agreement Other liabilities current CNY	Dec. 31, 2010 Share Issuance and Repurchase Agreement Other liabilities current CNY
Stock Repurchase Programs [Line Items]
Number of shares issued		128,436,693				81,772,950		36,455,089		38,634,750			14,407,330	30,672,689
Number of American Depository Shares issued		9,200,000				1,281,011
Number of shares to be issued																45,080,019
Number of shares to be issued, par value																$ 0.0001
Net proceeds from issuance of shares		521,302,000					$ 202,000,000		$ 76,000,000		$ 90,000,000
Ordinary shares issued value recorded as liability			2,000	13,000	13,000								1,441				2,087	13,000	20,554
Shares repurchased and canceled, shares	25,027,680											25,017,671
Shares repurchased and canceled, value												$ 2,502
Number of shares outstanding			423,395,432	423,395,432	423,395,432										20,062,348

Commitments and Contingencies - Additional information (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Loss Contingencies [Line Items]
Commitment related to acquisition of fixed assets	$ 60,509,141	376,978,000
Unrecognized tax benefit	$ 23,029,000	143,473,000	$ 23,029,000	143,473,000	143,473,000	27,385,000

Future Minimum Lease Payments for Non-Cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Operating Leased Assets [Line Items]
Year 2013	$ 641	3,991
Year 2014	162	1,009
Year 2015 and thereafter
Total	$ 803	5,000

Commitments Related to Framework Contracts to Purchase Raw Materials (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Long-term Purchase Commitment [Line Items]
Year 2013	$ 27,107	168,881
Year 2014 and thereafter
Long-term Purchase Commitment, Amount	$ 27,107	168,881

Net Revenues by Geographic Region (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 GERMANY USD ($)	Dec. 31, 2012 GERMANY CNY	Dec. 31, 2011 GERMANY CNY	Dec. 31, 2010 GERMANY CNY	Dec. 31, 2012 USA USD ($)	Dec. 31, 2012 USA CNY	Dec. 31, 2011 USA CNY	Dec. 31, 2010 USA CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2012 INDIA USD ($)	Dec. 31, 2012 INDIA CNY	Dec. 31, 2011 INDIA CNY	Dec. 31, 2012 South Korea USD ($)	Dec. 31, 2012 South Korea CNY	Dec. 31, 2011 South Korea CNY	Dec. 31, 2010 South Korea CNY	Dec. 31, 2012 Japan USD ($)	Dec. 31, 2012 Japan CNY	Dec. 31, 2011 Japan CNY	Dec. 31, 2010 Japan CNY	Dec. 31, 2012 Italy USD ($)	Dec. 31, 2012 Italy CNY	Dec. 31, 2011 Italy CNY	Dec. 31, 2010 Italy CNY	Dec. 31, 2012 Greece USD ($)	Dec. 31, 2012 Greece CNY	Dec. 31, 2011 Greece CNY	Dec. 31, 2010 Greece CNY	Dec. 31, 2012 France USD ($)	Dec. 31, 2012 France CNY	Dec. 31, 2011 France CNY	Dec. 31, 2010 France CNY	Dec. 31, 2012 BELGIUM USD ($)	Dec. 31, 2012 BELGIUM CNY	Dec. 31, 2011 BELGIUM CNY	Dec. 31, 2010 BELGIUM CNY	Dec. 31, 2012 Australia USD ($)	Dec. 31, 2012 Australia CNY	Dec. 31, 2011 Australia CNY	Dec. 31, 2010 Australia CNY	Dec. 31, 2012 SPAIN USD ($)	Dec. 31, 2012 SPAIN CNY	Dec. 31, 2011 SPAIN CNY	Dec. 31, 2010 SPAIN CNY	Dec. 31, 2012 Canada USD ($)	Dec. 31, 2012 Canada CNY	Dec. 31, 2011 Canada CNY	Dec. 31, 2010 Canada CNY	Dec. 31, 2011 Netherlands CNY	Dec. 31, 2011 CZECHOSLOVAKIA CNY	Dec. 31, 2010 CZECHOSLOVAKIA CNY	Dec. 31, 2012 Others USD ($)	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2010 Others CNY
Revenue, Major Customer [Line Items]
Net Revenue	$ 590,420	3,678,380	6,416,485	7,548,545	$ 239,081	1,489,499	2,652,159	4,706,767	$ 82,368	513,163	859,290	436,747	$ 61,391	382,469	599,247	612,695	$ 42,251	263,228	136,249	$ 41,875	260,887	76,954	6,768	$ 39,814	248,047	13,508	83	$ 23,948	149,196	358,121	572,420	$ 12,902	80,381	44,938	19,226	$ 10,033	62,507	303,328	94,694	$ 7,214	44,941	132,932	83,431	$ 4,458	27,773	448,498	407,261	$ 1,130	7,043	152,133	131,166	$ 242	1,506	157,650	92,063	330,920	785	165,906	$ 23,713	147,740	149,773	219,318

Total Net Revenue by Major Customers (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Schueco International KG CNY	Dec. 31, 2010 Schueco International KG CNY	Dec. 31, 2011 MEMC Singapore Pte Ltd CNY	Dec. 31, 2010 MEMC Singapore Pte Ltd CNY
Revenue, Major Customer [Line Items]
Net revenues	$ 590,420	3,678,380	6,416,485	7,548,545	967,398	2,526,512	695,680	[1]

[1]	Less than 10%

Basic and Diluted Net Income (Loss) Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Income (loss) attributable to ordinary shareholders - basic	$ (250,856)	(1,562,859)	(930,104)	757,357
Interest expense of convertible bonds and change in fair value of conversion feature of convertible bonds				87,357
Income (loss) attributable to ordinary shareholders - diluted	$ (250,856)	(1,562,859)	(930,104)	844,714
Denominator:
Weighted-average number of shares outstanding, opening	421,676,232	421,676,232	419,318,032	289,087,589
Weighted-average number of shares issued during the year				21,236,348
Weighted-average number of new ordinary shares issued in connection with exercise of options and vesting of RSUs	491,273	491,273	1,007,669	939,371
Weighted-average number of shares outstanding - basic	422,167,505	422,167,505	420,325,701	311,263,308
Weighted-average number of stock options and RSUs granted in connection with the stock option plan				917,778
Weighted-average number of shares to be issued upon the conversion of convertible bonds				45,091,519
Weighted-average number of shares outstanding - diluted	422,167,505	422,167,505	420,325,701	357,272,605
Basic net income (loss) per share	$ (0.59)	(3.7)	(2.21)	2.43
Diluted net income (loss) per share	$ (0.59)	(3.7)	(2.21)	2.36

Income (Loss) Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Loss Per Share [Line Items]
Shares issued to depository bank (in shares)	1,000,000	1,750,000

Assumptions to Estimate Fair Value of Conversion Option of Convertible Bonds (Detail) (Significant unobservable inputs (Level 3), USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant unobservable inputs (Level 3)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Underlying share price	$ 1.01	$ 0.98
Conversion price	$ 19.125	$ 19.125
Time to maturity	5 years 15 days	6 years 15 days
Risk-free rate	0.73%	1.10%
Expected volatility	99.74%	102.63%
Comparable yield to maturity	17.32%	16.28%

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Time deposits USD ($)	Dec. 31, 2012 Time deposits CNY	Dec. 31, 2011 Time deposits CNY	Dec. 31, 2012 Restricted cash USD ($)	Dec. 31, 2012 Restricted cash CNY	Dec. 31, 2011 Restricted cash CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Time deposits CNY	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Time deposits CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Restricted cash CNY	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Restricted cash CNY	Dec. 31, 2012 Significant other observable inputs (Level 2) CNY	Dec. 31, 2011 Significant other observable inputs (Level 2) CNY	Dec. 31, 2012 Significant unobservable inputs (Level 3) CNY	Dec. 31, 2011 Significant unobservable inputs (Level 3) CNY
Cash and cash equivalents
Cash and cash equivalents				$ 108,582	676,476	1,976,555	$ 24,151	150,462	281,626	676,476	1,976,555	150,462	281,626
Foreign currency / commodity / interest rate swap derivatives
- Financial assets			29,091												29,091
- Financial liabilities	2,779	17,311	30,670											17,311	30,670
Conversion option of convertible bonds	$ 1,269	7,908	13,182													7,908	13,182

Reconciliation of Liabilities Measured Fair Value Recurring Basis Using Significant Unobservable Inputs (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion option of convertible bonds, beginning balance		13,182,000	277,566,000
Repurchase of convertible bonds		(10,966,000)
Conversion option of convertible bonds, unrealized loss (gain)	914,000	5,692,000	(264,384,000)	(31,623,000)
Conversion option of convertible bonds, ending balance	$ 1,269,322	7,908,000	13,182,000	277,566,000

Fair Value Measurements - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Impairment of goodwill		134,735

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended
	Jan. 29, 2008	Jan. 14, 2013 Issuance of debt Subsequent Event
Subsequent Event [Line Items]
Subscription agreement, floating rate notes		$ 100,000,000
Interest rate description		The interest rate is based on the three-month LIBOR rate and the interest will be paid on a quarterly basis
Floating rate notes, maturity date	Jan 15, 2018	Jan 15, 2016

Additional Financial Information of Company - Additional Information (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2012 Parent Operating expenses, interest expense and consideration for repurchase of convertible bonds USD ($)	Dec. 31, 2012 Parent Operating expenses, interest expense and consideration for repurchase of convertible bonds CNY	Dec. 31, 2011 Parent Operating expenses, interest expense and consideration for repurchase of convertible bonds CNY	Dec. 31, 2012 Parent Advances One USD ($)	Dec. 31, 2012 Parent Advances One CNY	Dec. 31, 2011 Parent Advances One CNY	Dec. 31, 2012 Parent Advances Two USD ($)	Dec. 31, 2012 Parent Advances Two CNY	Dec. 31, 2011 Parent Advances Two CNY
Condensed Financial Statements, Captions [Line Items]
Net assets of PRC subsidiaries, restricted from transfer	$ 437,592,816	2,726,247,000
Losses in excess of investments				73,010,000	454,862,000
Amount due from subsidiaries	67,513,000	420,610,000	241,453,000	577,884,000	3,600,276,000	3,925,198,000				577,884,143	3,600,276,000	3,925,198,000	5,532,174	34,466,000	44,632,000
Amount due to subsidiaries	11,564,000	72,045,000	42,342,000	3,382,000	21,073,000	21,137,000	57,675,639	359,325,000	313,974,000
Unamortized costs related to issuance of convertible bonds	655,000	4,080,000	19,718,000	654,885	4,080,000	19,718,000
Debt instrument issuance costs amortization period				10 years	10 years
Interest payable for convertible bonds	$ 1,616,000	10,068,000	17,544,000	$ 1,616,025	10,068,000	17,544,000
Exchange rate translation, US dollar to RMB	6.2301	6.2301		6.2301	6.2301

Condensed Balance Sheets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent USD ($)	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY	Dec. 31, 2009 Parent CNY
Current assets:
Cash and cash equivalents	$ 108,582,000	676,476,000	$ 317,259,000	1,976,555,000	1,630,777,000	645,720,000	$ 516,000	3,216,000	$ 1,087,000	6,770,000	27,809,000	5,593,000
Other receivables	3,220,000	20,064,000		128,115,000			15,000	98,000		100,000
Deferred expenses							637,000	3,969,000		212,000
Amount due from subsidiaries	67,513,000	420,610,000		241,453,000			577,884,000	3,600,276,000		3,925,198,000
Derivative contracts				29,091,000						18,122,000
Total current assets	597,076,000	3,719,844,000		5,079,329,000			579,052,000	3,607,559,000		3,950,402,000
Non-current assets:
Long-term deferred expenses	4,045,000	25,200,000		49,702,000			656,000	4,090,000		19,727,000
Investment in subsidiaries										872,625,000
Total non-current assets	871,814,000	5,431,489,000		5,321,714,000			656,000	4,090,000		892,352,000
Total assets	1,468,890,000	9,151,333,000		10,401,043,000			579,708,000	3,611,649,000		4,842,754,000
Current liabilities:
Other payables							1,870,000	11,654,000		19,332,000
Derivative contracts	2,779,000	17,311,000		30,670,000			1,305,000	8,127,000
Amount due to subsidiaries	11,564,000	72,045,000		42,342,000			3,382,000	21,073,000		21,137,000
Total current liabilities	589,958,000	3,675,496,000		4,170,998,000			6,557,000	40,854,000		40,469,000
Non-current liabilities:
Convertible bonds							59,163,000	368,590,000		498,646,000
Loss in excess of investments							73,010,000	454,862,000
Total non-current liabilities	437,954,000	2,728,494,000		1,926,406,000			132,173,000	823,452,000		498,646,000
Total liabilities	1,027,912,000	6,403,990,000		6,097,404,000			138,730,000	864,306,000		539,115,000
Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2011 and 2012, respectively)	4,000	24,000		24,000			4,000	24,000		24,000
Shareholders' equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 422,395,432 shares and 423,395,432 shares issued and outstanding at December 31, 2011 and 2012, respectively)	51,000	316,000		315,000			51,000	316,000		315,000
Additional paid-in capital	642,718,000	4,004,199,000		3,996,418,000			642,718,000	4,004,199,000		3,996,418,000
Retained earnings (accumulated deficit)							(201,598,000)	(1,255,977,000)		306,882,000
Accumulated other comprehensive loss	(197,000)	(1,219,000)					(197,000)	(1,219,000)
Total shareholders' equity							440,974,000	2,747,319,000		4,303,615,000
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 1,468,890,000	9,151,333,000		10,401,043,000			$ 579,708,000	3,611,649,000		4,842,754,000

Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2011 Parent
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Redeemable ordinary shares, par value	$ 0.0001			$ 0.0001
Redeemable ordinary shares, shares issued	20,070,375	20,070,375	20,070,375	20,070,375	20,070,375
Redeemable ordinary shares, shares outstanding	20,070,375	20,070,375	20,070,375	20,070,375	20,070,375
Ordinary shares, par value	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	422,395,432	422,395,432	422,395,432	423,395,432	422,395,432
Ordinary shares, shares outstanding	423,395,432	423,395,432	423,395,432	423,395,432	422,395,432

Condensed Statements of Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net revenues	$ 590,420	3,678,380	6,416,485	7,548,545
Cost of revenues	(642,667)	(4,003,885)	(6,633,542)	(5,869,503)
Gross loss	(52,247)	(325,505)	(217,057)	1,679,042
Operating expenses	(137,253)	(855,095)	(879,379)	(494,541)	(1,244)	(7,753)	(20,574)	(7,822)
Operating loss	(189,500)	(1,180,600)	(1,096,436)	1,184,501	(1,244)	(7,753)	(20,574)	(7,822)
Share of profit (loss) from subsidiaries					(214,572)	(1,336,805)	(843,703)	924,740
Interest income	2,543	15,841	11,763	6,141	1	10	3	5
Interest expense	(48,075)	(299,515)	(171,059)	(161,677)	(19,051)	(118,690)	(142,407)	(118,980)
Changes in fair value of derivative contracts	855	5,326	(70,778)	77,531	(768)	(4,784)	(7,508)	7,082
Changes in fair value of conversion feature of convertible bonds	(914)	(5,692)	264,384	31,623	(914)	(5,692)	264,384	31,623
Loss on extinguishment of debt	(13,276)	(82,713)			(13,276)	(82,713)
Exchange losses	1,425	8,875	(3,965)	(89,272)	(1,228)	(7,651)	(180,299)	(79,291)
Income (loss) before income taxes	(248,407)	(1,547,604)	(1,075,049)	1,055,340	(251,052)	(1,564,078)	(930,104)	757,357
Income tax expense	2,449	15,255	(144,945)	297,983
Net income (loss)	$ (250,856)	(1,562,859)	(930,104)	757,357	$ (251,052)	(1,564,078)	(930,104)	757,357

Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash used in operating activities	$ (168,892)	(1,052,213)	255,494	266,760	$ (6,609)	(41,176)	(56,383)	(9,913)
Net cash used in investing activities	(85,796)	(534,517)	(2,437,924)	(669,159)	(2,087)	(13,001)	(5,105)	(1,602,242)
Net cash provided by financing activities	46,011	286,651	2,528,208	1,387,456	8,125	50,623	40,449	1,634,371
Net increase (decrease) in cash and cash equivalents	(208,677)	(1,300,079)	345,778	985,057	(571)	(3,554)	(21,039)	22,216
Cash and cash equivalents at the beginning of year	317,259	1,976,555	1,630,777	645,720	1,087	6,770	27,809	5,593
Cash and cash equivalents at the end of year	$ 108,582	676,476	1,976,555	1,630,777	$ 516	3,216	6,770	27,809